UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2009

[LOGO OF USAA]
    USAA(R)




PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2009






                                                                      (Form N-Q)

48470-0409                                  (C)2009, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS


USAA CORNERSTONE STRATEGY FUND
February 28, 2009 (unaudited)


                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               U.S. EQUITY SECURITIES (37.7%)
               COMMON STOCKS (33.6%)

               CONSUMER DISCRETIONARY (4.1%)
               -----------------------------
               ADVERTISING (0.0%)
         1,100 Arbitron, Inc.                                                               $          14
           200 Clear Channel Outdoor Holdings, Inc."A" *                                                1
         8,700 Harris Interactive, Inc. *                                                               3
           300 Harte Hanks, Inc.                                                                        2
         2,500 Interpublic Group of Companies, Inc. *                                                  10
         1,100 Lamar Advertising Co. "A" *                                                              8
         1,100 Omnicom Group, Inc.                                                                     26
                                                                                          ---------------
                                                                                                       64
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
         6,400 Carter's, Inc. *                                                                       105
         1,200 Cherokee, Inc.                                                                          17
         3,800 Coach, Inc. *                                                                           53
         2,900 Columbia Sportswear Co.                                                                 79
        18,300 Fossil, Inc. *                                                                         231
           700 Fuqi International, Inc. *                                                               3
         4,000 Hanesbrands, Inc. *                                                                     28
           400 Jones Apparel Group, Inc.                                                                1
           400 Liz Claiborne, Inc.                                                                      1
         2,900 Maidenform Brands, Inc. *                                                               25
           600 Movado Group, Inc.                                                                       4
           900 Perry Ellis International, Inc. *                                                        4
        79,500 Phillips-Van Heusen Corp.                                                            1,317
         1,200 Polo Ralph Lauren Corp.                                                                 41
        22,900 Quiksilver, Inc. *                                                                      29
         1,700 True Religion Apparel, Inc. *                                                           17
           800 VF Corp.                                                                                42
        42,000 Warnaco Group, Inc. *                                                                  909
                                                                                          ---------------
                                                                                                    2,906
                                                                                          ---------------
               APPAREL RETAIL (0.7%)
         6,700 Abercrombie & Fitch Co. "A"                                                            147
        13,800 Aeropostale, Inc. *                                                                    320
        12,400 American Eagle Outfitters, Inc.                                                        121
           400 AnnTaylor Stores Corp. *                                                                 3
           500 Bebe Stores, Inc.                                                                        3
         7,000 Buckle, Inc.                                                                           166
           700 Cache, Inc. *                                                                            1
         3,300 Casual Male Retail Group, Inc. *                                                         1
        23,600 Cato Corp. "A"                                                                         345
         1,400 Charlotte Russe Holding, Inc. *                                                          7
         5,600 Charming Shoppes, Inc. *                                                                 4
        12,200 Chico's FAS, Inc. *                                                                     55
        18,678 Children's Place Retail Stores, Inc. *                                                 341
         2,400 Christopher & Banks Corp.                                                                9
         1,900 Citi Trends, Inc. *                                                                     23

================================================================================
1  |  USAA Cornerstone Strategy Fund

================================================================================
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         2,700 Coldwater Creek, Inc. *                                                      $           5
           500 Collective Brands, Inc. *                                                                5
         4,900 Dress Barn, Inc. *                                                                      49
        19,500 DSW, Inc. "A" *                                                                        170
         2,877 Finish Line, Inc. "A"                                                                   12
        10,300 Foot Locker, Inc.                                                                       86
       137,100 Gap, Inc.                                                                            1,479
        22,700 Guess?, Inc.                                                                           365
         4,000 Gymboree Corp. *                                                                       103
        17,100 Hot Topic, Inc. *                                                                      152
           500 J. Crew Group, Inc. *                                                                    6
         1,931 Jos. A. Bank Clothiers, Inc. *                                                          44
        51,200 Limited Brands, Inc.                                                                   394
           400 Men's Wearhouse, Inc.                                                                    4
         1,400 New York & Co., Inc. *                                                                   3
        12,600 NexCen Brands, Inc. *                                                                    1
         5,800 Pacific Sunwear of California, Inc. *                                                    8
       150,561 Ross Stores, Inc.                                                                    4,445
         1,500 Shoe Carnival, Inc. *                                                                   10
           300 Stage Stores, Inc.                                                                       2
         2,400 Stein Mart, Inc. *                                                                       3
           900 Syms Corp. *                                                                             5
         8,400 Talbots, Inc.                                                                           21
         1,600 TJX Companies, Inc.                                                                     36
           400 Tween Brands, Inc. *                                                                    --
         4,700 Under Armour, Inc. "A" *                                                                68
         4,800 Urban Outfitters, Inc. *                                                                80
         6,200 Wet Seal, Inc. "A" *                                                                    15
         1,700 Zumiez, Inc. *                                                                          13
                                                                                          ---------------
                                                                                                    9,130
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.1%)
         2,100 American Axle & Manufacturing Holdings, Inc.                                             2
         1,500 Amerigon, Inc. *                                                                         4
         3,900 ArvinMeritor, Inc.                                                                       3
        23,500 BorgWarner, Inc.                                                                       405
         8,800 Dana Holding Corp. *                                                                     3
         1,800 Dorman Products, Inc. *                                                                 15
           100 Drew Industries, Inc. *                                                                  1
         5,400 Exide Technologies *                                                                    18
           100 Federal-Mogul Corp. *                                                                    1
        10,600 Fuel Systems Solutions, Inc. *                                                         210
        27,800 Gentex Corp.                                                                           222
         9,100 Hayes Lemmerz International, Inc. *                                                     --
        19,700 Johnson Controls, Inc.                                                                 224
         1,000 Lear Corp. *                                                                             1
         2,200 Midas, Inc. *                                                                           16
           900 Modine Manufacturing Co.                                                                 1
        10,300 Quantum Fuel Systems Technologies Worldwide, Inc. *                                      7
         6,400 Sauer-Danfoss, Inc.                                                                     37
         2,000 Spartan Motors, Inc.                                                                     5
           500 Stoneridge, Inc. *                                                                       1
           400 Superior Industries International, Inc.                                                  4
         2,200 Tenneco, Inc. *                                                                          3
           300 TRW Automotive Holdings Corp. *                                                          1
         8,000 Visteon Corp. *                                                                          1
        16,000 WABCO Holdings, Inc.                                                                   162
         1,000 Wonder Auto Technolgy, Inc. *                                                            2
                                                                                          ---------------
                                                                                                    1,349
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.0%)
        10,700 Fleetwood Enterprises, Inc. *                                                            1
        33,500 Ford Motor Co. *                                                                        67
         9,600 General Motors Corp.                                                                    21
         1,300 Thor Industries, Inc.                                                                   14

================================================================================
                                                  Portfolio of Investments  |  2

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
           900 Winnebago Industries, Inc.                                                   $           4
                                                                                          ---------------
                                                                                                      107
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.2%)
        26,700 Advance Auto Parts, Inc.                                                             1,021
           100 Americas Car Mart, Inc. *                                                                1
           600 AutoNation, Inc. *                                                                       6
         6,200 AutoZone, Inc. *                                                                       882
         4,400 CarMax, Inc. *                                                                          41
         1,900 Monro Muffler Brake, Inc.                                                               45
           200 O'Reilly Automotive, Inc. *                                                              7
        13,300 Pantry, Inc. *                                                                         206
                                                                                          ---------------
                                                                                                    2,209
                                                                                          ---------------
               BROADCASTING (0.1%)
         6,900 Belo Corp. "A"                                                                           6
           100 Cablevision Systems Corp. "A"                                                            1
         2,800 CBS Corp. "B"                                                                           12
           200 Comcast Corp. "A"                                                                        2
           100 Cox Radio, Inc. "A" *                                                                    1
           600 Crown Media Holdings, Inc. "A" *                                                         1
         1,400 Cumulus Media, Inc. "A" *                                                                2
         2,100 DG FastChannel, Inc. *                                                                  33
        50,800 DISH Network Corp. "A" *                                                               571
           300 EchoStar Corp. "A" *                                                                     5
         1,200 Entercom Communications Corp. "A"                                                        1
         2,200 Entravision Communications Corp. "A" *                                                   1
         1,000 Fisher Communications, Inc.                                                             10
         1,300 Global Traffic Network, Inc. *                                                           5
         7,500 Gray Television, Inc.                                                                    2
        24,400 Liberty Global, Inc. "A" *                                                             299
           300 Liberty Media Corp. - Capital "A" *                                                      2
        16,700 Liberty Media Corp. - Entertainment "A" *                                              289
         2,400 LIN TV Corp. "A" *                                                                       2
         2,700 Mediacom Communications Corp. "A" *                                                     11
         1,100 Outdoor Channel Holdings, Inc. *                                                         4
         2,700 RCN Corp. *                                                                             12
           500 Scripps Networks Interactive "A"                                                        10
         2,087 Sinclair Broadcast Group, Inc. "A"                                                       2
        58,180 Sirius Satellite Radio, Inc. *                                                           9
           100 Time Warner Cable, Inc. "A"                                                              2
         1,400 TiVo, Inc. *                                                                            10
         1,600 Virgin Media, Inc.                                                                       8
                                                                                          ---------------
                                                                                                    1,313
                                                                                          ---------------
               CABLE & SATELLITE (0.2%)
         2,200 Comcast Corp. "A"                                                                       29
       145,100 DIRECTV Group, Inc. *                                                                2,893
         1,800 Knology, Inc. *                                                                          7
                                                                                          ---------------
                                                                                                    2,929
                                                                                          ---------------
               CASINOS & GAMING (0.1%)
           100 Ameristar Casinos, Inc.                                                                  1
         5,800 Bally Technologies, Inc. *                                                             108
         1,100 Boyd Gaming Corp.                                                                        5
         2,600 Churchill Downs, Inc.                                                                   78
         1,000 Dover Downs Gaming & Entertainment, Inc.                                                 3
         3,100 Isle Capri Casinos, Inc. *                                                               9
           800 Las Vegas Sands Corp. *                                                                  2
         1,800 MGM Mirage *                                                                             6
         1,200 MTR Gaming Group, Inc. *                                                                 1
         1,500 Penn National Gaming, Inc. *                                                            28
           500 Pinnacle Entertainment, Inc. *                                                           4
         1,900 Riviera Holdings Corp. *                                                                 5
         1,800 Scientific Games Corp. "A" *                                                            19

================================================================================
3  |  USAA Cornerstone Strategy Fund

================================================================================
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         3,800 Shuffle Master, Inc. *                                                       $          11
        55,900 WMS Industries, Inc. *                                                               1,013
           800 Wynn Resorts Ltd. *                                                                     17
                                                                                          ---------------
                                                                                                    1,310
                                                                                          ---------------
               CATALOG RETAIL (0.0%)
           400 Gaiam, Inc. "A" *                                                                        1
         3,160 HSN, Inc. *                                                                             14
         2,900 Liberty Media Corp. Interactive "A" *                                                    9
           100 PC Mall, Inc. *                                                                         --
         6,900 PetMed Express, Inc. *                                                                  95
           100 School Specialty, Inc. *                                                                 2
           200 Systemax, Inc.                                                                           2
         1,200 ValueVision Media, Inc. "A" *                                                           --
                                                                                          ---------------
                                                                                                      123
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.1%)
           300 Best Buy Co., Inc.                                                                       9
        24,200 Circuit City Stores, Inc.                                                               --
         4,200 Conn's, Inc. *                                                                          52
         5,100 GameStop Corp. "A" *                                                                   137
           600 hhgregg, Inc. *                                                                          6
           700 PC Connection, Inc. *                                                                    3
       116,500 RadioShack Corp.                                                                       854
         1,600 Rex Stores Corp. *                                                                      10
                                                                                          ---------------
                                                                                                    1,071
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.0%)
         2,600 Garmin Ltd.                                                                             44
        31,900 Harman International Industries, Inc.                                                  339
           200 Universal Electronics, Inc. *                                                            3
                                                                                          ---------------
                                                                                                      386
                                                                                          ---------------
               DEPARTMENT STORES (0.0%)
         1,200 Bon-Ton Stores, Inc.                                                                     2
         8,400 Dillard's, Inc. "A"                                                                     30
         2,700 J.C. Penney Co., Inc.                                                                   41
           100 Macy's, Inc.                                                                             1
         1,500 Retail Ventures, Inc. *                                                                  2
         1,300 Sears Holdings Corp. *                                                                  48
                                                                                          ---------------
                                                                                                      124
                                                                                          ---------------
               DISTRIBUTORS (0.0%)
           200 Aristotle Corp. *                                                                        1
         1,500 Core-Mark Holding Co., Inc. *                                                           26
         1,000 Genuine Parts Co.                                                                       28
         1,800 LKQ Corp. *                                                                             24
                                                                                          ---------------
                                                                                                       79
                                                                                          ---------------
               EDUCATION SERVICES (0.3%)
           700 American Public Education, Inc. *                                                       26
        30,700 Apollo Group, Inc. "A" *                                                             2,226
         1,700 Capella Education Co. *                                                                 94
        13,200 Career Education Corp. *                                                               326
        38,200 Corinthian Colleges, Inc. *                                                            753
           800 DeVry, Inc.                                                                             42
           500 K12, Inc. *                                                                              8
           800 Learning Tree International, Inc. *                                                      5
         1,000 Lincoln Educational Services Corp. *                                                    14
         1,200 Princeton Review, Inc. *                                                                 6
           400 Thinkorswim Group, Inc. *                                                                3
         8,000 Universal Technical Institute, Inc. *                                                   88
                                                                                          ---------------
                                                                                                    3,591
                                                                                          ---------------

================================================================================
                                                  Portfolio of Investments  |  4

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               FOOTWEAR (0.0%)
         2,900 Brown Shoe Co., Inc.                                                         $          10
        13,600 Crocs, Inc. *                                                                           17
         1,500 Deckers Outdoor Corp. *                                                                 62
           582 Iconix Brand Group, Inc. *                                                               5
           800 K-Swiss, Inc. "A"                                                                        8
           400 NIKE, Inc. "B"                                                                          17
           300 Skechers U.S.A., Inc. "A" *                                                              2
         2,500 Steven Madden Ltd. *                                                                    40
        13,400 Timberland Co. "A" *                                                                   151
           700 Weyco Group, Inc.                                                                       15
         4,700 Wolverine World Wide, Inc.                                                              71
                                                                                          ---------------
                                                                                                      398
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.4%)
        57,200 99 Cents Only Stores *                                                                 471
        27,300 Big Lots, Inc. *                                                                       423
        77,300 Dollar Tree, Inc. *                                                                  3,001
        48,500 Family Dollar Stores, Inc.                                                           1,331
        17,400 Fred's, Inc. "A"                                                                       160
           500 Target Corp.                                                                            14
         1,800 Tuesday Morning Corp. *                                                                  2
                                                                                          ---------------
                                                                                                    5,402
                                                                                          ---------------
               HOME FURNISHINGS (0.0%)
         4,100 Ethan Allen Interiors, Inc.                                                             39
         1,700 Furniture Brands International, Inc.                                                     3
         3,700 Interface, Inc. "A"                                                                      8
         1,400 Kimball International, Inc. "B"                                                          9
         3,100 La-Z-Boy, Inc.                                                                           3
        10,700 Leggett & Platt, Inc.                                                                  122
           100 Mohawk Industries, Inc. *                                                                2
         1,500 Tempur-Pedic International, Inc.                                                         9
                                                                                          ---------------
                                                                                                      195
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.0%)
         1,400 Home Depot, Inc.                                                                        29
         3,400 Lowe's Companies, Inc.                                                                  54
           100 Lumber Liquidators, Inc. *                                                               1
           900 Sherwin-Williams Co.                                                                    41
                                                                                          ---------------
                                                                                                      125
                                                                                          ---------------
               HOMEBUILDING (0.0%)
           600 Avatar Holdings, Inc. *                                                                 10
         1,100 Cavco Industries, Inc. *                                                                24
           100 Centex Corp.                                                                             1
         2,200 Champion Enterprises, Inc. *                                                             1
           100 D.R. Horton, Inc.                                                                        1
           800 Hovnanian Enterprises, Inc. "A" *                                                        1
         1,000 KB Home                                                                                  9
         1,700 Lennar Corp. "A"                                                                        11
         3,600 M.D.C. Holdings, Inc.                                                                   91
         1,100 M/I Homes, Inc.                                                                          7
           200 Meritage Homes Corp. *                                                                   2
           700 Palm Harbor Homes, Inc. *                                                                2
           900 Ryland Group, Inc.                                                                      12
           300 Skyline Corp.                                                                            5
         3,300 Standard Pacific Corp. *                                                                 3
                                                                                          ---------------
                                                                                                      180
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.2%)
        48,800 Aaron Rents, Inc.                                                                    1,173
         1,000 Bed Bath & Beyond, Inc. *                                                               21
        56,600 Rent-A-Center, Inc. *                                                                  992
         5,800 Select Comfort Corp. *                                                                   1

================================================================================
5  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        53,799 Williams-Sonoma, Inc.                                                        $         470
                                                                                          ---------------
                                                                                                    2,657
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.0%)
         2,600 Ambassadors Group, Inc.                                                                 20
         2,200 Bluegreen Corp. *                                                                        2
         4,800 Carnival Corp.                                                                          94
         2,400 Choice Hotels International, Inc.                                                       60
           300 Gaylord Entertainment Co. *                                                              2
         1,800 Great Wolf Resorts, Inc. *                                                               3
         3,160 Interval Leisure Group, Inc. *                                                          13
         1,000 Lodgian, Inc. *                                                                          2
           400 Marcus Corp.                                                                             3
           100 Marriott International, Inc. "A"                                                         1
           900 Morgans Hotel Group Co. *                                                                2
        18,600 Royal Caribbean Cruises Ltd.                                                           112
           900 Wyndham Worldwide Corp.                                                                  3
                                                                                          ---------------
                                                                                                      317
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.1%)
           900 Black & Decker Corp.                                                                    21
         3,900 Helen of Troy Ltd. *                                                                    39
         4,100 iRobot Corp. *                                                                          32
        21,800 Snap-On, Inc.                                                                          514
           500 Stanley Works                                                                           14
         1,372 Whirlpool Corp.                                                                         31
                                                                                          ---------------
                                                                                                      651
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.0%)
         3,100 American Greetings Corp. "A"                                                            12
           900 Fortune Brands, Inc.                                                                    21
         2,700 Jarden Corp. *                                                                          27
         4,400 Newell Rubbermaid, Inc.                                                                 25
         2,300 Sealy Corp. *                                                                            2
         8,300 Tupperware Brands Corp.                                                                118
                                                                                          ---------------
                                                                                                      205
                                                                                          ---------------
               INTERNET RETAIL (0.1%)
         1,300 1-800-FLOWERS.COM, Inc. "A" *                                                            2
         2,100 Blue Nile, Inc. *                                                                       50
         7,600 drugstore.com, Inc. *                                                                    7
         4,700 Expedia, Inc. *                                                                         38
         8,500 GSI Commerce, Inc. *                                                                    94
        15,600 Netflix, Inc. *                                                                        564
           900 NutriSystem, Inc.                                                                       12
         2,600 Orbitz Worldwide, Inc. *                                                                 6
         1,600 Overstock.com, Inc. *                                                                   13
           500 Priceline.com, Inc. *                                                                   42
         2,600 Shutterfly, Inc. *                                                                      21
         3,160 Ticketmaster Entertainment, Inc. *                                                      15
                                                                                          ---------------
                                                                                                      864
                                                                                          ---------------
               LEISURE FACILITIES (0.0%)
         1,000 Dover Motorsports, Inc.                                                                  1
           700 International Speedway Corp. "A"                                                        14
         1,200 Life Time Fitness, Inc. *                                                               10
         1,800 Premier Exhibitions, Inc. *                                                              2
           100 Rick's Cabaret International, Inc. *                                                    --
        17,900 Six Flags, Inc. *                                                                        4
         1,000 Vail Resorts, Inc. *                                                                    19
                                                                                          ---------------
                                                                                                       50
                                                                                          ---------------
               LEISURE PRODUCTS (0.1%)
         6,300 Brunswick Corp.                                                                         19
           500 Callaway Golf Co.                                                                        3

================================================================================
                                                  Portfolio of Investments  |  6

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         8,800 Hasbro, Inc.                                                                 $         201
           200 JAKKS Pacific, Inc. *                                                                    3
         2,400 LeapFrog Enterprises, Inc. *                                                             3
           700 Marine Products Corp.                                                                    3
           600 MarineMax, Inc. *                                                                        1
         3,600 Mattel, Inc.                                                                            43
         3,500 Midway Games, Inc. *                                                                    --
         1,300 Nautilus, Inc. *                                                                         1
         3,900 Polaris Industries, Inc.                                                                72
         5,700 Pool Corp.                                                                              76
         2,700 Smith & Wesson Holding Corp. *                                                          10
         1,100 Steinway Musical Instruments, Inc. *                                                    10
                                                                                          ---------------
                                                                                                      445
                                                                                          ---------------
               MOTORCYCLE MANUFACTURERS (0.0%)
         1,100 Harley-Davidson, Inc.                                                                   11
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.2%)
         2,400 Bigband Networks, Inc. *                                                                13
         1,400 Cinemark Holdings, Inc.                                                                 11
         8,400 CKX, Inc. *                                                                             29
         3,900 DreamWorks Animation SKG, Inc. "A" *                                                    75
         5,000 Live Nation, Inc. *                                                                     18
         3,400 LodgeNet Interactive Corp. *                                                             2
        25,900 Marvel Entertainment, Inc. *                                                           670
           600 National Cinemedia, Inc.                                                                 7
        93,400 News Corp. "A"                                                                         519
        45,000 News Corp. "B"                                                                         282
         1,300 Playboy Enterprises, Inc. "B" *                                                          2
         5,000 Regal Entertainment Group "A"                                                           51
           900 RHI Entertainment, Inc. *                                                                2
         3,200 Time Warner, Inc.                                                                       24
        10,700 Viacom, Inc. "A" *                                                                     180
           100 Viacom, Inc. "B" *                                                                       2
         4,800 Walt Disney Co.                                                                         80
           300 Warner Music Group Corp. *                                                               1
         5,700 World Wrestling Entertainment, Inc. "A"                                                 55
                                                                                          ---------------
                                                                                                    2,023
                                                                                          ---------------
               PHOTOGRAPHIC PRODUCTS (0.0%)
         1,400 Eastman Kodak Co.                                                                        4
                                                                                          ---------------
               PUBLISHING (0.0%)
         1,600 Courier Corp.                                                                           22
         1,200 Dolan Media Co. *                                                                        7
           200 E.W. Scripps Co. "A"                                                                    --
         1,600 Gannett Co., Inc.                                                                        5
         9,600 GateHouse Media, Inc.                                                                    1
           995 Global Sources Ltd. *                                                                    4
        17,700 Idearc, Inc. *                                                                           1
         2,900 Interactive Data Corp.                                                                  66
           100 John Wiley & Sons, Inc. "A"                                                              3
         1,500 Martha Stewart Living Omnimedia, Inc. "A" *                                              3
         4,900 McClatchy Co. "A"                                                                        2
           900 McGraw-Hill Companies, Inc.                                                             18
           500 Media General, Inc. "A"                                                                  1
           400 Meredith Corp.                                                                           5
         2,800 New York Times Co. "A"                                                                  11
         1,500 Primedia, Inc.                                                                           3
         5,100 R.H. Donnelley Corp. *                                                                   1
           700 Scholastic Corp.                                                                         8
         1,400 Valassis Communications, Inc. *                                                          2
           300 Value Line, Inc.                                                                         9
                                                                                          ---------------
                                                                                                      172
                                                                                          ---------------

================================================================================
7  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               RESTAURANTS (0.7%)
           400 AFC Enterprises, Inc. *                                                      $           2
         2,100 BJ's Restaurants, Inc. *                                                                26
           200 Bob Evans Farms, Inc.                                                                    4
         2,600 Brinker International, Inc.                                                             29
         7,695 Buffalo Wild Wings, Inc. *                                                             237
           200 Burger King Holdings, Inc.                                                               4
         2,500 California Pizza Kitchen, Inc. *                                                        26
        15,900 CEC Entertainment, Inc. *                                                              371
           400 Cheesecake Factory *                                                                     3
           400 Chipotle Mexican Grill, Inc. "A" *                                                      22
           400 CKE Restaurants, Inc.                                                                    3
         4,600 Cracker Barrel Old Country Store, Inc.                                                 103
         1,500 Darden Restaurants, Inc.                                                                41
           100 DineEquity, Inc.                                                                         1
         1,800 Dominos Pizza, Inc. *                                                                   12
         3,500 Jack in the Box, Inc. *                                                                 68
         3,600 Krispy Kreme Doughnuts, Inc. *                                                           5
           100 Landry's Restaurants, Inc.                                                               1
         1,500 Luby's, Inc. *                                                                           6
       114,350 McDonald's Corp.                                                                     5,975
         1,200 O'Charley's, Inc.                                                                        3
         7,100 P.F. Chang's China Bistro, Inc. *                                                      140
           500 Panera Bread Co. "A" *                                                                  22
         1,400 Papa John's International, Inc. *                                                       31
         2,800 Peet's Coffee & Tea, Inc. *                                                             60
           200 Red Robin Gourmet Burgers, Inc. *                                                        3
         1,500 Ruby Tuesday, Inc. *                                                                     2
         1,400 Ruth's Hospitality Group, Inc. *                                                         1
           700 Sonic Corp. *                                                                            6
         3,500 Starbucks Corp. *                                                                       32
         1,500 Steak n Shake Co. *                                                                      9
           400 Texas Roadhouse, Inc. "A" *                                                              3
         8,300 Wendy's/Arby's Group, Inc. "A"                                                          37
        28,000 Yum! Brands, Inc.                                                                      736
                                                                                          ---------------
                                                                                                    8,024
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.1%)
        25,000 Brinks Home Security Holdings, Inc. *                                                  524
         8,000 Coinstar, Inc. *                                                                       209
         2,300 H&R Block, Inc.                                                                         44
        15,200 Hillenbrand, Inc.                                                                      255
         1,300 Jackson Hewitt Tax Service, Inc.                                                        10
         1,200 Matthews International Corp. "A"                                                        41
           946 Pre-Paid Legal Services, Inc. *                                                         30
         1,400 Service Corp. International                                                              5
         1,600 Sotheby's Holdings, Inc.                                                                11
         1,900 Steiner Leisure Ltd. *                                                                  48
         1,000 Weight Watchers International, Inc.                                                     18
                                                                                          ---------------
                                                                                                    1,195
                                                                                          ---------------
               SPECIALTY STORES (0.2%)
           400 Asbury Automotive Group, Inc.                                                            1
        11,300 Barnes & Noble, Inc.                                                                   203
         1,400 Big 5 Sporting Goods Corp.                                                               7
        31,000 Blockbuster, Inc. "A" *                                                                 31
         2,200 Borders Group, Inc. *                                                                    1
         1,000 Build-A-Bear Workshop, Inc. *                                                            4
           900 Cabela's, Inc. *                                                                         8
         5,900 Dick's Sporting Goods, Inc. *                                                           73
           100 Group 1 Automotive, Inc.                                                                 1
         4,000 Haverty Furniture Companies, Inc.                                                       35
         4,400 Hibbett Sports, Inc. *                                                                  62
        16,600 Jo-Ann Stores, Inc. *                                                                  200

================================================================================
                                                  Portfolio of Investments  |  8

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         1,600 Office Depot, Inc. *                                                         $           2
           400 OfficeMax, Inc.                                                                          1
         2,800 Pep Boys - Manny, Moe & Jack                                                             9
         1,300 PetSmart, Inc.                                                                          26
         6,000 Pier 1 Imports, Inc. *                                                                   1
        54,800 Regis Corp.                                                                            690
         6,630 Sally Beauty Holdings, Inc. *                                                           26
         1,700 Sonic Automotive, Inc. "A"                                                               2
         1,800 Staples, Inc.                                                                           29
         1,300 Tiffany & Co.                                                                           25
        32,350 Tractor Supply Co. *                                                                 1,011
         1,100 Zale Corp. *                                                                             1
                                                                                          ---------------
                                                                                                    2,449
                                                                                          ---------------
               TEXTILES (0.0%)
         2,200 Unifi, Inc. *                                                                            1
         1,900 Xerium Technologies, Inc. *                                                              2
                                                                                          ---------------
                                                                                                        3
                                                                                          ---------------
               TIRES & RUBBER (0.0%)
         3,900 Cooper Tire & Rubber Co.                                                                17
         1,300 Goodyear Tire & Rubber Co. *                                                             6
                                                                                          ---------------
                                                                                                       23
                                                                                          ---------------
               Total Consumer Discretionary                                                        52,084
                                                                                          ---------------

               CONSUMER STAPLES (3.6%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
           922 Alico, Inc.                                                                             24
        22,200 Archer-Daniels-Midland Co.                                                             592
         2,300 Bunge Ltd.                                                                             108
        14,100 Corn Products International, Inc.                                                      284
         3,200 Darling International, Inc. *                                                           14
         4,300 Fresh Del Monte Produce, Inc. *                                                         81
           600 Griffin Land & Nurseries, Inc.                                                          16
                                                                                          ---------------
                                                                                                    1,119
                                                                                          ---------------
               BREWERS (0.0%)
         2,200 Boston Beer Co., Inc. "A" *                                                             53
        14,900 Molson Coors Brewing Co. "B"                                                           525
                                                                                          ---------------
                                                                                                      578
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.0%)
           125 Brown-Forman Corp. "B"                                                                   6
         4,700 Central European Distribution Corp. *                                                   31
           300 Constellation Brands, Inc. "A" *                                                         4
                                                                                          ---------------
                                                                                                       41
                                                                                          ---------------
               DRUG RETAIL (0.0%)
         5,600 CVS Caremark Corp.                                                                     144
        11,500 Rite Aid Corp. *                                                                         3
           400 Walgreen Co.                                                                            10
                                                                                          ---------------
                                                                                                      157
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.1%)
         1,000 Andersons, Inc.                                                                         12
         2,147 Nash Finch Co.                                                                          75
         3,100 Spartan Stores, Inc.                                                                    48
        47,500 Sysco Corp.                                                                          1,021
        12,300 United Natural Foods, Inc. *                                                           183
                                                                                          ---------------
                                                                                                    1,339
                                                                                          ---------------
               FOOD RETAIL (0.5%)
           300 Arden Group, Inc. "A"                                                                   31
         7,200 Casey's General Stores, Inc.                                                           143

================================================================================
9  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         2,400 Great Atlantic & Pacific Tea Company, Inc. *                                 $          10
         1,200 Ingles Markets, Inc. "A"                                                                16
       110,570 Kroger Co.                                                                           2,286
        22,900 Ruddick Corp.                                                                          496
       139,400 Safeway, Inc.                                                                        2,579
         1,700 SUPERVALU, Inc.                                                                         27
         1,600 Susser Holdings Corp. *                                                                 16
         1,000 Village Super Market, Inc. "A"                                                          26
         4,700 Weis Markets, Inc.                                                                     130
         2,800 Whole Foods Market, Inc.                                                                34
        22,400 Winn Dixie Stores, Inc. *                                                              217
                                                                                          ---------------
                                                                                                    6,011
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.2%)
         3,800 Central Garden & Pet Co. "A" *                                                          28
           100 Church & Dwight Co., Inc.                                                                5
         7,570 Clorox Co.                                                                             368
           300 Colgate-Palmolive Co.                                                                   18
         1,200 Energizer Holdings, Inc. *                                                              51
           300 Kimberly-Clark Corp.                                                                    14
        42,300 Procter & Gamble Co.                                                                 2,037
         3,400 WD-40 Co.                                                                               84
                                                                                          ---------------
                                                                                                    2,605
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.8%)
        54,400 BJ's Wholesale Club, Inc. *                                                          1,626
           200 Costco Wholesale Corp.                                                                   8
         1,700 PriceSmart, Inc.                                                                        28
       162,874 Wal-Mart Stores, Inc.                                                                8,020
                                                                                          ---------------
                                                                                                    9,682
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.5%)
         1,300 American Dairy, Inc. *                                                                  15
         1,400 B&G Foods, Inc. "A"                                                                      5
         2,400 Cal-Maine Foods, Inc.                                                                   53
         1,600 Calavo Growers, Inc.                                                                    19
           100 Campbell Soup Co.                                                                        3
         2,000 Chiquita Brands International, Inc. *                                                   10
        55,000 ConAgra Foods, Inc.                                                                    829
        47,200 Dean Foods Co. *                                                                       965
         9,900 Del Monte Foods Co.                                                                     71
        15,300 Diamond Foods, Inc.                                                                    328
         1,100 Farmer Brothers Co.                                                                     19
        25,600 Flowers Foods, Inc.                                                                    571
           300 General Mills, Inc.                                                                     16
         3,300 Green Mountain Coffee Roasters, Inc. *                                                 123
        24,900 H.J. Heinz Co.                                                                         814
         1,800 Hain Celestial Group, Inc. *                                                            25
         3,800 Hershey Co.                                                                            128
         1,200 Hormel Foods Corp.                                                                      38
           700 HQ Sustainable Maritime Industries, Inc. *                                               4
         1,900 Imperial Sugar Co.                                                                      12
         4,000 J & J Snack Foods Corp.                                                                126
           800 J.M. Smucker Co.                                                                        30
           300 Kellogg Co.                                                                             12
           515 Kraft Foods, Inc. "A"                                                                   12
         1,700 Lancaster Colony Corp.                                                                  66
         6,200 Lance, Inc.                                                                            135
           900 Lifeway Foods, Inc. *                                                                    7
           900 McCormick & Co., Inc.                                                                   28
         1,300 Omega Protein Corp. *                                                                    3
         1,100 Ralcorp Holdings, Inc. *                                                                67
           500 Sanderson Farms, Inc.                                                                   17
       272,100 Sara Lee Corp.                                                                       2,098
         7,300 Smart Balance, Inc. *                                                                   43

================================================================================
                                                 Portfolio of Investments  |  10

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         1,500 Synutra International, Inc. *                                                $          10
         2,000 Tootsie Roll Industries, Inc.                                                           43
         3,100 TreeHouse Foods, Inc. *                                                                 83
           200 Tyson Foods, Inc. "A"                                                                    2
           200 Zhongpin, Inc. *                                                                         2
                                                                                          ---------------
                                                                                                    6,832
                                                                                          ---------------
               PERSONAL PRODUCTS (0.3%)
        17,800 Alberto-Culver Co.                                                                     394
         1,600 American Oriental Bioengineering, Inc. *                                                 6
        27,900 Avon Products, Inc.                                                                    491
           300 Bare Escentuals, Inc. *                                                                  1
           400 Chattem, Inc. *                                                                         25
         1,300 China Sky One Medical, Inc. *                                                           14
        25,720 Elizabeth Arden, Inc. *                                                                143
        68,400 Estee Lauder Companies, Inc. "A"                                                     1,549
        38,400 Herbalife Ltd.                                                                         524
         2,400 Mannatech, Inc.                                                                          8
         2,600 NBTY, Inc. *                                                                            39
         1,100 Nu Skin Enterprises, Inc. "A"                                                           10
         4,700 Prestige Brands Holdings, Inc. *                                                        26
           700 Schiff Nutrition International, Inc. *                                                   3
           200 USANA Health Sciences, Inc. *                                                            4
                                                                                          ---------------
                                                                                                    3,237
                                                                                          ---------------
               SOFT DRINKS (0.1%)
         1,400 Coca-Cola Co.                                                                           57
           100 Coca-Cola Enterprises, Inc.                                                              1
        18,500 Dr. Pepper Snapple Group, Inc. *                                                       260
         1,800 Hansen Natural Corp. *                                                                  60
         1,900 National Beverage Corp. *                                                               16
         2,100 Pepsi Bottling Group, Inc.                                                              39
        14,600 PepsiAmericas, Inc.                                                                    242
           400 PepsiCo, Inc.                                                                           19
                                                                                          ---------------
                                                                                                      694
                                                                                          ---------------
               TOBACCO (1.0%)
         6,100 Alliance One International, Inc. *                                                      21
       596,115 Altria Group, Inc.                                                                   9,204
        44,500 Lorillard, Inc.                                                                      2,601
        11,300 Philip Morris International, Inc.                                                      378
           100 Reynolds American, Inc.                                                                  3
         1,000 Schweitzer-Mauduit International, Inc.                                                  15
         2,800 Star Scientific, Inc. *                                                                  8
         2,400 Universal Corp.                                                                         69
        20,270 Vector Group Ltd.                                                                      252
                                                                                          ---------------
                                                                                                   12,551
                                                                                          ---------------
               Total Consumer Staples                                                              44,846
                                                                                          ---------------

               ENERGY (4.4%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
        11,300 Alpha Natural Resources, Inc. *                                                        208
        23,400 Arch Coal, Inc.                                                                        325
           100 CONSOL Energy, Inc.                                                                      3
           200 Foundation Coal Holdings, Inc.                                                           3
           900 GreenHunter Energy, Inc. *                                                               2
         5,800 International Coal Group, Inc. *                                                         9
           500 James River Coal Co. *                                                                   6
           100 Massey Energy Co.                                                                        1
         2,800 National Coal Corp. *                                                                    3
           400 Patriot Coal Corp. *                                                                     1
           100 Peabody Energy Corp.                                                                     2
         7,100 Uranium Resources, Inc. *                                                                4
         2,200 USEC, Inc. *                                                                            11

================================================================================
11  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
           600 Westmoreland Coal Co. *                                                      $           4
                                                                                          ---------------
                                                                                                      582
                                                                                          ---------------
               INTEGRATED OIL & GAS (2.5%)
        92,600 Chevron Corp.                                                                        5,622
       119,500 ConocoPhillips                                                                       4,463
       167,500 Exxon Mobil Corp.                                                                   11,373
           100 Hess Corp.                                                                               5
       110,900 Marathon Oil Corp.                                                                   2,581
        56,100 Murphy Oil Corp.                                                                     2,346
           800 Occidental Petroleum Corp.                                                              41
       109,800 Royal Dutch Shell plc ADR                                                            4,828
         2,200 SandRidge Energy, Inc. *                                                                15
                                                                                          ---------------
                                                                                                   31,274
                                                                                          ---------------
               OIL & GAS DRILLING (0.4%)
         9,600 Atwood Oceanics, Inc. *                                                                147
         1,800 Bronco Drilling Co., Inc. *                                                              7
       106,700 ENSCO International, Inc.                                                            2,623
         7,800 Helmerich & Payne, Inc.                                                                185
           300 Hercules Offshore, Inc. *                                                               --
         2,600 Nabors Industries Ltd. *                                                                25
        48,700 Noble Corp.                                                                          1,197
         5,300 Parker Drilling Co. *                                                                    8
        17,800 Patterson-UTI Energy, Inc.                                                             153
         3,300 Pioneer Drilling Co. *                                                                  13
        27,500 Pride International, Inc. *                                                            474
        15,900 Rowan Companies, Inc.                                                                  193
           800 Transocean Ltd. *                                                                       48
           100 Union Drilling, Inc. *                                                                   --
        23,400 Unit Corp. *                                                                           500
                                                                                          ---------------
                                                                                                    5,573
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.4%)
         3,400 Baker Hughes, Inc.                                                                     100
        18,300 BJ Services Co.                                                                        177
         1,200 Bolt Technology Corp. *                                                                  8
           300 Bristow Group, Inc. *                                                                    6
         2,800 Cal Dive International, Inc. *                                                          14
         3,300 Cameron International Corp. *                                                           64
        36,300 CARBO Ceramics, Inc.                                                                 1,262
         3,200 Complete Production Services, Inc. *                                                    10
           700 Dawson Geophysical Co. *                                                                 8
        57,600 Dresser-Rand Group, Inc. *                                                           1,210
         4,900 Dril-Quip, Inc. *                                                                      103
         1,700 ENGlobal Corp. *                                                                         5
         5,200 FMC Technologies, Inc. *                                                               138
           300 Geokinetics, Inc. *                                                                      1
           600 Global Industries Ltd. *                                                                 2
         2,100 Gulf Island Fabrication, Inc.                                                           19
           500 GulfMark Offshore, Inc. *                                                               10
           100 Halliburton Co.                                                                          2
           200 Hornbeck Offshore Services, Inc. *                                                       3
         7,200 IHS, Inc. "A" *                                                                        293
         3,700 ION Geophysical Corp. *                                                                  4
           600 Key Energy Services, Inc. *                                                              1
         2,000 Lufkin Industries, Inc.                                                                 66
         2,400 Matrix Service Co. *                                                                    17
           600 Mitcham Industries, Inc. *                                                               2
           800 NATCO Group, Inc. "A" *                                                                 14
         1,900 National-Oilwell Varco, Inc. *                                                          51
         1,500 Natural Gas Services Group, Inc. *                                                      11
         6,200 Newpark Resources, Inc. *                                                               18
         2,000 Oceaneering International, Inc. *                                                       63
         2,300 Oil States International, Inc. *                                                        31

================================================================================
                                                 Portfolio of Investments  |  12

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
           700 OYO Geospace Corp. *                                                         $           8
         6,100 PHI, Inc. *                                                                             53
        27,000 RPC, Inc.                                                                              157
         1,000 Schlumberger Ltd.                                                                       38
         3,200 Seacor Holdings, Inc. *                                                                192
         2,200 Smith International, Inc.                                                               47
         6,100 SulphCo, Inc. *                                                                          5
        13,800 Superior Energy Services, Inc. *                                                       182
         2,900 Superior Well Services, Inc. *                                                          17
           400 T-3 Energy Services, Inc. *                                                              4
           400 TETRA Technologies, Inc. *                                                               1
        31,400 Tidewater, Inc.                                                                      1,109
         1,600 Trico Marine Services, Inc. *                                                            5
         1,200 Willbros Group, Inc. *                                                                   9
                                                                                          ---------------
                                                                                                    5,540
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
         3,800 Abraxas Petroleum Corp. *                                                                3
        27,400 Anadarko Petroleum Corp.                                                               958
           500 Apache Corp.                                                                            30
        12,761 Apco Argentina, Inc.                                                                   204
           800 Approach Resources, Inc. *                                                               5
         5,100 Arena Resources, Inc. *                                                                109
           200 Atlas America, Inc.                                                                      2
         1,900 ATP Oil & Gas Corp. *                                                                    7
           900 Berry Petroleum Co. "A"                                                                  6
        57,400 Bill Barrett Corp. *                                                                 1,110
           600 BPZ Resources, Inc. *                                                                    2
           700 Cabot Oil & Gas Corp.                                                                   14
         1,400 Callon Petroleum Co. *                                                                   2
         2,700 Cano Petroleum, Inc. *                                                                   1
           900 Carrizo Oil & Gas, Inc. *                                                               10
         2,400 Cimarex Energy Co.                                                                      47
         1,000 Clayton Williams Energy, Inc. *                                                         25
         1,900 CNX Gas Corp. *                                                                         41
        10,700 Comstock Resources, Inc. *                                                             326
         1,200 Concho Resources, Inc. *                                                                24
         2,400 Contango Oil & Gas Co. *                                                                87
           500 Continental Resources, Inc. *                                                            8
           800 Delta Pete Corp. *                                                                       2
         1,800 Denbury Resources, Inc. *                                                               23
           400 Devon Energy Corp.                                                                      18
           600 Double Eagle Petroleum Co. *                                                             2
         5,500 Encore Acquisition Co. *                                                               110
         1,400 Energy Partners Ltd. *                                                                  --
         1,400 EOG Resources, Inc.                                                                     70
         2,600 EXCO Resources, Inc. *                                                                  24
         1,200 Forest Oil Corp. *                                                                      17
         2,700 FX Energy, Inc. *                                                                        8
        11,300 Gasco Energy, Inc. *                                                                     3
         7,600 GeoGlobal Resources, Inc. *                                                              8
         1,600 GeoMet, Inc. *                                                                           2
           100 GeoResources, Inc. *                                                                     1
           500 GMX Resources, Inc. *                                                                    9
         3,600 Goodrich Petroleum Corp. *                                                              71
        16,900 Gran Tierra Energy, Inc. *                                                              39
         1,800 Gulfport Energy Corp. *                                                                  4
         2,400 Harvest Natural Resources, Inc. *                                                        8
           500 Helix Energy Solutions Group, Inc. *                                                     2
         1,000 Houston American Energy Corp.                                                            2
         2,400 Mariner Energy, Inc. *                                                                  22
        28,500 McMoRan Exploration Co. *                                                              131
        13,300 Meridian Resource Corp. *                                                                3
         1,100 Newfield Exploration Co. *                                                              21
           200 Noble Energy, Inc.                                                                       9

================================================================================
13  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         1,800 Northern Oil and Gas, Inc. *                                                 $           5
        25,600 Oilsands Quest, Inc. *                                                                  20
         7,600 Pacific Ethanol, Inc. *                                                                  3
         1,400 Panhandle Oil & Gas, Inc. "A"                                                           23
         1,908 Parallel Petroleum Corp. *                                                               2
         5,700 Penn Virginia Corp.                                                                     79
           100 Petroleum Development Corp. *                                                            1
         2,900 PetroQuest Energy, Inc. *                                                                9
           100 Pioneer Natural Resources Co.                                                            1
           400 Plains Exploration & Production Co. *                                                    8
           100 PrimeEnergy Corp. *                                                                      3
         2,500 Quest Resource Corp. *                                                                   1
           100 Quicksilver Resources, Inc. *                                                            1
         4,200 RAM Energy Resources, Inc. *                                                             2
           400 Range Resources Corp.                                                                   14
           800 Rex Energy Corp. *                                                                       1
           600 Rosetta Resources, Inc. *                                                                3
           100 Southwestern Energy Co. *                                                                3
         1,800 St. Mary Land & Exploration Co.                                                         24
         2,100 Stone Energy Corp. *                                                                     8
           200 Swift Energy Co. *                                                                       1
         2,100 Toreador Resources Corp.                                                                 5
         2,700 TXCO Resources, Inc. *                                                                   4
         5,400 VAALCO Energy, Inc. *                                                                   31
         1,400 Venoco, Inc. *                                                                           4
        17,300 W&T Offshore, Inc.                                                                     139
         1,500 Whiting Petroleum Corp. *                                                               35
           400 XTO Energy, Inc.                                                                        13
                                                                                          ---------------
                                                                                                    4,073
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.4%)
           100 Alon USA Energy, Inc.                                                                    1
         2,700 Aventine Renewable Energy Holdings, Inc. *                                               1
           200 Clean Energy Fuels Corp. *                                                               1
         1,700 CVR Energy, Inc. *                                                                       8
         1,000 Delek US Holdings, Inc.                                                                  7
         1,900 Frontier Oil Corp.                                                                      26
           800 Holly Corp.                                                                             19
         2,000 Magellan Midstream Partners, LP                                                         64
        35,200 Sunoco, Inc.                                                                         1,177
        78,452 Tesoro Corp.                                                                         1,158
        95,200 Valero Energy Corp.                                                                  1,845
        11,325 VeraSun Energy Corp. *                                                                   --
         5,100 Verenium Corp. *                                                                         2
           800 Western Refining, Inc.                                                                   9
         3,800 World Fuel Services Corp.                                                              110
                                                                                          ---------------
                                                                                                    4,428
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.3%)
           700 Cheniere Energy, Inc. *                                                                  3
         2,600 Crosstex Energy, Inc.                                                                    6
       158,800 El Paso Corp.                                                                        1,072
        33,900 Enbridge Energy Partners, LP                                                           965
           100 Enbridge, Inc.                                                                           3
           800 Energy Transfer Partners, LP                                                            29
        50,700 Enterprise GP Holdings, LP                                                             992
           100 Enterprise Products Partners, LP                                                         2
           400 Genesis Energy, LP                                                                       4
         6,513 Golar LNG Ltd.                                                                          28
         6,200 Knightsbridge Tankers Ltd.                                                              82
           100 NuStar Energy, LP                                                                        5
        17,200 Overseas Shipholding Group, Inc.                                                       442
         1,500 Plains All American Pipeline, LP                                                        58
           100 Spectra Energy Corp.                                                                     1
           500 Teekay Corp.                                                                             8

================================================================================
                                                 Portfolio of Investments  |  14

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
           100 Teekay Tankers Ltd. "A"                                                      $           1
           200 TransCanada Corp.                                                                        5
        23,800 Williams Companies, Inc.                                                               269
                                                                                          ---------------
                                                                                                    3,975
                                                                                          ---------------
               Total Energy                                                                        55,445
                                                                                          ---------------

               FINANCIALS (3.9%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
           200 AllianceBernstein Holding, LP                                                            2
           600 Allied Capital Corp.                                                                     1
         4,200 American Capital Ltd.                                                                    6
        12,900 Ameriprise Financial, Inc.                                                             206
        46,800 Apollo Investment Corp.                                                                193
         6,594 Ares Capital Corp.                                                                      24
           400 Bank of New York Mellon Corp.                                                            9
         2,200 BlackRock Kelso Capital Corp.                                                            8
         1,100 BlackRock, Inc.                                                                        106
         1,400 Calamos Asset Management, Inc. "A"                                                       5
           500 Capital Southwest Corp.                                                                 33
         5,900 Cohen & Steers, Inc.                                                                    53
           400 Diamond Hill Investment Group, Inc. *                                                   16
         2,800 Eaton Vance Corp.                                                                       48
         1,600 Epoch Holding Corp.                                                                      8
        68,700 Federated Investors, Inc. "B"                                                        1,296
        12,720 Franklin Resources, Inc.                                                               583
         1,280 GAMCO Investors, Inc. "A"                                                               37
         2,500 Gladstone Capital Corp.                                                                 16
         1,600 Gladstone Investment Corp.                                                               6
         2,000 Harris & Harris Group, Inc. *                                                            6
         2,224 Hercules Technology Growth Capital, Inc.                                                10
        40,400 Janus Capital Group, Inc.                                                              178
         1,100 Kohlberg Capital Corp.                                                                   2
         7,243 MCG Capital Corp.                                                                        6
         4,600 MVC Capital, Inc.                                                                       37
         4,000 NGP Capital Resources Co.                                                               24
         1,900 Northern Trust Corp.                                                                   106
         1,000 Patriot Capital Funding, Inc.                                                            2
         1,300 PennantPark Investment Corp.                                                             4
         3,735 Prospect Capital Corp.                                                                  30
         2,000 Pzena Investment Management, Inc. "A"                                                    4
         2,000 SEI Investments Co.                                                                     24
         5,400 State Street Corp.                                                                     136
        20,900 T. Rowe Price Group, Inc.                                                              475
           100 U.S. Global Investors, Inc. "A"                                                         --
           475 Virtus Investments Partners, Inc. *                                                      2
        27,500 Waddell & Reed Financial, Inc. "A"                                                     388
           900 Westwood Holdings Group, Inc.                                                           32
                                                                                          ---------------
                                                                                                    4,122
                                                                                          ---------------
               CONSUMER FINANCE (0.0%)
         3,800 Advance America, Cash Advance Centers, Inc.                                              4
         2,300 American Express Co.                                                                    28
           900 AmeriCredit Corp. *                                                                      3
           800 Capital One Financial Corp.                                                             10
         1,200 Cardtronics, Inc. *                                                                      2
         3,800 Cash America International, Inc.                                                        55
           600 CompuCredit Corp. *                                                                      1
           300 Credit Acceptance Corp. *                                                                6
        12,300 Discover Financial Services                                                             70
         3,000 Dollar Financial Corp. *                                                                18
         3,000 EZCORP, Inc. "A" *                                                                      31
         2,800 First Cash Financial Services, Inc. *                                                   38
         9,000 First Marblehead Corp. *                                                                 8

================================================================================
15  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
           100 Nelnet, Inc. "A" *                                                           $           1
         1,900 World Acceptance Corp. *                                                                28
                                                                                          ---------------
                                                                                                      303
                                                                                          ---------------
               DIVERSIFIED BANKS (0.1%)
         3,300 Columbia Banking System, Inc.                                                           26
         1,100 Comerica, Inc.                                                                          16
        30,700 F.N.B. Corp.                                                                           193
         7,700 U.S. Bancorp                                                                           110
        74,300 Wells Fargo & Co.                                                                      899
                                                                                          ---------------
                                                                                                    1,244
                                                                                          ---------------
               INSURANCE BROKERS (0.2%)
        63,700 Aon Corp.                                                                            2,436
         5,100 Arthur J. Gallagher & Co.                                                               81
         4,100 Brown & Brown, Inc.                                                                     69
           600 eHealth, Inc. *                                                                          8
           125 Life Partners Holdings, Inc.                                                             2
           500 Marsh & McLennan Companies, Inc.                                                         9
           800 National Financial Partners Corp.                                                        2
                                                                                          ---------------
                                                                                                    2,607
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.2%)
         5,100 BGC Partners, Inc. "A"                                                                   9
         1,600 Broadpoint Securities Group, Inc. *                                                      4
         1,700 Charles Schwab Corp.                                                                    22
         8,800 E*TRADE Financial Corp. *                                                                7
           300 Evercore Partners, Inc. "A"                                                              4
         1,800 FBR Capital Markets Corp. *                                                              4
           100 FCStone Group, Inc. *                                                                   --
         4,400 GFI Group, Inc.                                                                         10
           100 Goldman Sachs Group, Inc.                                                                9
         1,500 Greenhill & Co., Inc.                                                                   97
           700 International Assets Holding Corp. *                                                     5
        16,000 Investment Technology Group, Inc. *                                                    311
         1,800 Jefferies Group, Inc.                                                                   18
         9,300 KBW, Inc. *                                                                            132
        19,700 Knight Capital Group, Inc. "A" *                                                       346
         3,700 LaBranche & Co., Inc. *                                                                 21
         4,500 MarketAxess Holdings, Inc. *                                                            35
           200 Morgan Stanley                                                                           4
        18,000 optionsXpress Holdings, Inc.                                                           178
         1,200 Penson Worldwide, Inc. *                                                                 6
           200 Piper Jaffray Co., Inc. *                                                                4
        12,800 Raymond James Financial, Inc.                                                          179
         1,300 Sanders Morris Harris Group, Inc.                                                        6
         6,503 Stifel Financial Corp. *                                                               214
        11,100 SWS Group, Inc.                                                                        151
         1,600 TD Ameritrade Holding Corp. *                                                           19
         1,300 Thomas Weisel Partners Group, Inc. *                                                     4
         4,500 TradeStation Group, Inc. *                                                              24
                                                                                          ---------------
                                                                                                    1,823
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.4%)
        75,100 AFLAC, Inc.                                                                          1,259
         4,100 American Equity Investment Life Insurance Co.                                           16
         9,200 Citizens, Inc. *                                                                        60
           400 Conseco, Inc. *                                                                          1
           400 Delphi Financial Group, Inc. "A"                                                         4
           800 FBL Financial Group, Inc. "A"                                                            2
           400 Independence Holding Co.                                                                 1
           200 Kansas City Life Insurance Co.                                                           5
         7,500 Lincoln National Corp.                                                                  64
         2,400 MetLife, Inc.                                                                           44
           400 National Western Life Insurance Co. "A"                                                 41

================================================================================
                                                 Portfolio of Investments  |  16

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         4,600 Phoenix Companies, Inc.                                                      $           2
         2,200 Presidential Life Corp.                                                                 15
         7,100 Principal Financial Group, Inc.                                                         57
           400 Protective Life Corp.                                                                    2
         3,500 Prudential Financial, Inc.                                                              57
        20,800 StanCorp Financial Group, Inc.                                                         374
        61,400 Torchmark Corp.                                                                      1,265
       206,500 Unum Group                                                                           2,102
                                                                                          ---------------
                                                                                                    5,371
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.4%)
        16,400 American Financial Group, Inc.                                                         255
        22,200 American International Group, Inc.                                                       9
         2,200 American National Insurance Co.                                                         93
        34,100 Assurant, Inc.                                                                         696
         2,000 Genworth Financial, Inc. "A"                                                             2
         1,000 Hartford Financial Services Group, Inc.                                                  6
        19,800 HCC Insurance Holdings, Inc.                                                           435
        53,100 Horace Mann Educators Corp.                                                            408
       148,700 Loews Corp.                                                                          2,952
         1,500 Unitrin, Inc.                                                                           16
                                                                                          ---------------
                                                                                                    4,872
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.0%)
         2,700 Ampal-American Israel Corp. "A" *                                                        4
         3,000 Compass Diversified Holdings                                                            26
           800 Leucadia National Corp. *                                                               12
         3,000 PICO Holdings, Inc. *                                                                   66
                                                                                          ---------------
                                                                                                      108
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
        17,522 Bank of America Corp.                                                                   69
        45,000 Citigroup, Inc.                                                                         67
         2,600 JPMorgan Chase & Co.                                                                    59
         2,500 Medallion Financial Corp.                                                               13
         1,800 Net 1 U.E.P.S Technologies, Inc. *                                                      26
         1,600 RiskMetrics Group, Inc. *                                                               18
                                                                                          ---------------
                                                                                                      252
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.9%)
        20,000 ACE Ltd.                                                                               730
           800 Allied World Assurance Co. Holdings Ltd.                                                31
        58,000 Allstate Corp.                                                                         976
       220,900 Ambac Financial Group, Inc.                                                            130
         1,500 American Physicians Capital, Inc.                                                       64
         1,300 American Safety Insurance Holdings Ltd. *                                               13
         2,900 Amerisafe, Inc. *                                                                       42
         1,800 AmTrust Financial Services, Inc.                                                        15
        17,900 Assured Guaranty Ltd.                                                                   79
         1,800 Baldwin & Lyons, Inc. "B"                                                               31
        28,760 Chubb Corp.                                                                          1,123
         1,900 Cincinnati Financial Corp.                                                              39
        58,800 CNA Financial Corp.                                                                    468
           100 CNA Surety Corp. *                                                                       1
         1,800 Donegal Group, Inc. "A"                                                                 25
         1,000 EMC Insurance Group, Inc.                                                               20
         7,300 Employers Holdings, Inc.                                                                70
         3,100 Erie Indemnity Co. "A"                                                                  93
         1,700 Fidelity National Financial, Inc. "A"                                                   28
         1,200 First Acceptance Corp. *                                                                 3
        15,200 First American Corp.                                                                   352
         1,800 First Mercury Financial Corp. *                                                         21
         1,500 FPIC Insurance Group, Inc. *                                                            56
         1,200 Hallmark Financial Services, Inc. *                                                      8
        15,100 Hanover Insurance Group, Inc.                                                          531

================================================================================
17  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         7,200 Harleysville Group, Inc.                                                     $         214
           500 Hilltop Holdings, Inc. *                                                                 5
           800 Infinity Property & Casualty Corp.                                                      28
         1,300 LandAmerica Financial Group, Inc.                                                       --
         4,600 MBIA, Inc. *                                                                            13
         4,490 Meadowbrook Insurance Group, Inc.                                                       26
           800 Mercury General Corp.                                                                   22
         1,000 National Interstate Corp.                                                               17
         1,600 Navigators Group, Inc. *                                                                84
           800 NYMAGIC, Inc.                                                                           10
           300 OneBeacon Insurance Group Ltd. "A"                                                       3
         2,500 PMA Capital Corp. "A" *                                                                 13
         8,100 ProAssurance Corp. *                                                                   387
        70,600 Progressive Corp. *                                                                    817
         3,200 RLI Corp.                                                                              157
         2,400 Safety Insurance Group, Inc.                                                            75
         3,200 SeaBright Insurance Holdings, Inc. *                                                    31
        14,600 Selective Insurance Group, Inc.                                                        176
        10,100 State Auto Financial Corp.                                                             169
         4,744 Tower Group, Inc.                                                                       97
        98,320 Travelers Companies, Inc.                                                            3,554
           500 United Fire & Casualty Co.                                                               9
         4,800 W.R. Berkley Corp.                                                                     100
           882 Wesco Financial Corp.                                                                  215
         1,600 XL Capital Ltd. "A"                                                                      5
         3,400 Zenith National Insurance Corp.                                                         75
                                                                                          ---------------
                                                                                                   11,251
                                                                                          ---------------
               REGIONAL BANKS (0.9%)
         1,400 1st Source Corp.                                                                        25
           600 AMCORE Financial, Inc.                                                                   1
         2,100 Ameris Bancorp                                                                          10
           900 Ames National Corp.                                                                     14
         1,500 Arrow Financial Corp.                                                                   35
           300 Associated Banc Corp.                                                                    4
         1,200 BancFirst Corp.                                                                         42
         6,700 BancorpSouth, Inc.                                                                     125
         2,900 BancTrust Financial Group, Inc.                                                         18
         9,700 Bank of Hawaii Corp.                                                                   311
         2,000 Bank of the Ozarks, Inc.                                                                41
         1,000 Banner Corp.                                                                             3
           500 BB&T Corp.                                                                               8
           400 BOK Financial Corp.                                                                     12
           600 Boston Private Financial Holdings, Inc.                                                  2
         1,100 Bryn Mawr Bank Corp.                                                                    17
         1,100 Camden National Corp.                                                                   25
         1,700 Capital City Bank Group, Inc.                                                           21
         2,000 Capitol Bancorp Ltd.                                                                     9
         1,800 Cardinal Financial Corp.                                                                10
         1,200 Cascade Bancorp, Inc.                                                                    1
        31,700 Cathay General Bancorp                                                                 308
         1,400 CenterState Banks of Florida, Inc.                                                      16
         1,900 Central Pacific Financial Corp.                                                          8
         3,400 Chemical Financial Corp.                                                                65
         1,300 Citizens & Northern Corp.                                                               20
         4,700 Citizens Republic Bankcorp, Inc. *                                                       3
         2,900 City Holding Co.                                                                        76
           100 City National Corp.                                                                      3
         3,100 Cobiz Financial, Inc.                                                                   15
         1,300 Colonial BancGroup, Inc.                                                                 1
        16,000 Community Bank System, Inc.                                                            274
         2,600 Community Trust Bancorp, Inc.                                                           67
        28,300 Cullen/Frost Bankers, Inc.                                                           1,218
        35,900 CVB Financial Corp.                                                                    252
        11,000 East West Bancorp, Inc.                                                                 78

================================================================================
                                                 Portfolio of Investments  |  18

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         1,600 Enterprise Financial Services Corp.                                          $          15
         1,100 Farmers Capital Bank Corp.                                                              15
         1,900 Fifth Third Bancorp                                                                      4
           800 Financial Institutions, Inc.                                                             3
         1,800 First Advantage Corp. "A" *                                                             19
        42,300 First BanCorp                                                                          176
         2,300 First Bancorp                                                                           24
         1,200 First Bancorp, Inc.                                                                     14
           100 First Citizens BancShares, Inc. "A"                                                     11
        63,500 First Commonwealth Financial Corp.                                                     519
         1,600 First Community Bancshares, Inc.                                                        19
         3,500 First Financial Bancorp                                                                 27
         5,400 First Financial Bankshares, Inc.                                                       232
         2,400 First Financial Corp.                                                                   78
         2,500 First Merchants Corp.                                                                   25
         4,400 First Midwest Bancorp, Inc.                                                             33
         1,100 First South Bancorp, Inc.                                                                7
         7,600 Firstmerit Corp.                                                                       112
         1,400 Frontier Financial Corp.                                                                 2
        15,300 Fulton Financial Corp.                                                                  95
        11,000 Glacier Bancorp, Inc.                                                                  169
         1,919 Greene Bankshares, Inc.                                                                 14
         6,100 Hancock Holding Co.                                                                    173
         2,200 Hanmi Financial Corp.                                                                    3
         4,900 Harleysville National Corp.                                                             33
         1,800 Heartland Financial USA, Inc.                                                           20
           800 Heritage Commerce Corp.                                                                  4
         2,796 Home BancShares, Inc.                                                                   51
        70,000 Huntington Bancshares, Inc.                                                            102
         2,100 IBERIABANK Corp.                                                                        91
         2,600 Independent Bank Corp.                                                                  38
         1,000 Integra Bank Corp.                                                                       1
         6,400 International Bancshares Corp.                                                          64
         1,400 Investors Bancorp, Inc. *                                                               10
           900 KeyCorp                                                                                  6
         3,000 Lakeland Bancorp, Inc.                                                                  20
         2,000 Lakeland Financial Corp.                                                                35
           300 M&T Bank Corp.                                                                          11
         3,100 MainSource Financial Group, Inc.                                                        17
        57,900 Marshall & Ilsley Corp.                                                                265
         7,200 MB Financial, Inc.                                                                      93
         3,200 Midwest Banc Holdings, Inc.                                                              3
         1,500 Nara Bancorp, Inc.                                                                       4
        10,800 National Penn Bancshares, Inc.                                                          80
        10,300 NBT Bancorp, Inc.                                                                      202
         3,400 Northfield Bancorp, Inc.                                                                34
        32,400 Old National Bancorp                                                                   378
         2,200 Old Second Bancorp, Inc.                                                                13
         8,600 Pacific Capital Bancorp                                                                 62
         1,200 Pacific Continental Corp.                                                               13
           100 Pacwest Bancorp                                                                          1
        10,000 Park National Corp.                                                                    483
           800 Pennsylvania Commerce Bancorp, Inc. *                                                   12
         1,700 Peoples Bancorp, Inc.                                                                   16
         4,900 Pinnacle Financial Partners, Inc. *                                                     97
         2,201 PNC Financial Services Group, Inc.                                                      60
         1,300 PremierWest Bancorp                                                                      4
        16,500 PrivateBancorp, Inc.                                                                   206
         4,900 Prosperity Bancshares, Inc.                                                            125
         2,800 Provident Bankshares Corp.                                                              17
        57,400 Provident Financial Services, Inc.                                                     536
        71,300 Regions Financial Corp.                                                                244
         4,000 Renasant Corp.                                                                          43
         2,300 Republic Bancorp, Inc. "A"                                                              43
         6,700 S&T Bancorp, Inc.                                                                      152

================================================================================
19  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         2,200 S.Y. Bancorp, Inc.                                                           $          52
         2,600 Sandy Spring Bancorp, Inc.                                                              28
           800 Santander BanCorp                                                                        7
         1,500 SCBT Financial Corp.                                                                    30
         1,600 Seacoast Banking Corp.                                                                   6
         1,200 Shore Bancshares, Inc.                                                                  14
         1,400 Sierra Bancorp                                                                           9
        10,900 Signature Bank *                                                                       273
         2,500 Simmons First National Corp. "A"                                                        64
         1,600 Smithtown Bancorp, Inc.                                                                 18
         2,300 South Financial Group, Inc.                                                              3
         1,900 Southside Bancshares, Inc.                                                              33
         2,400 Southwest Bancorp, Inc.                                                                 23
         2,000 State Bancorp, Inc.                                                                     10
         3,200 StellarOne Corp.                                                                        40
         3,800 Sterling Bancorp                                                                        33
         5,300 Sterling Bancshares, Inc.                                                               29
           800 Sterling Financial Corp.                                                                 1
         1,600 Suffolk Bancorp                                                                         42
         1,000 Sun Bancorp, Inc. *                                                                      4
         3,300 SunTrust Banks, Inc.                                                                    40
        11,300 Susquehanna Bancshares, Inc.                                                            99
        11,600 SVB Financial Group *                                                                  190
        75,100 Synovus Financial Corp.                                                                261
         5,700 Texas Capital Bancshares, Inc. *                                                        55
           400 Tompkins Financial Corp.                                                                16
         3,100 TowneBank                                                                               41
         2,300 TriCo Bancshares                                                                        30
        20,700 TrustCo Bank Corp. NY                                                                  125
         6,500 Trustmark Corp.                                                                        116
         2,400 UCBH Holdings, Inc.                                                                      4
         2,500 UMB Financial Corp.                                                                     95
        14,800 Umpqua Holdings Corp.                                                                  126
         2,300 Union Bankshares Corp.                                                                  29
         4,900 United Bankshares, Inc.                                                                 75
         3,962 United Community Banks, Inc.                                                            14
         1,025 United Security Bancshares, Inc.                                                         5
         1,600 Univest Corp.                                                                           32
         3,400 Valley National Bancorp                                                                 39
         1,800 Washington Trust Bancorp, Inc.                                                          26
        68,700 Webster Financial Corp.                                                                267
         2,500 WesBanco, Inc.                                                                          44
         2,600 West Bancorp., Inc.                                                                     16
           700 West Coast Bancorp                                                                       1
         6,500 Westamerica Bancorp                                                                    259
         2,900 Western Alliance Bancorp. *                                                             15
        25,400 Wilmington Trust Corp.                                                                 229
         3,800 Wilshire Bancorp, Inc.                                                                  18
           300 Wintrust Financial Corp.                                                                 4
         1,900 Yadkin Valley Financial Corp.                                                            9
         1,400 Zions Bancorp                                                                           13
                                                                                          ---------------
                                                                                                   11,628
                                                                                          ---------------
               REINSURANCE (0.1%)
         9,900 Arch Capital Group Ltd. *                                                              535
         3,500 Maiden Holdings Ltd.                                                                    16
         6,700 Max Capital Group Ltd.                                                                 110
         9,900 Odyssey Re Holdings Corp.                                                              460
         1,900 Platinum Underwriters Holdings Ltd.                                                     53
           400 Reinsurance Group of America, Inc. "A"                                                  11
           100 Transatlantic Holdings, Inc.                                                             3
                                                                                          ---------------
                                                                                                    1,188
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
         1,300 CIT Group, Inc.                                                                          3

================================================================================
                                                 Portfolio of Investments  |  20

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
           900 Encore Capital Group, Inc. *                                                 $           4
           900 Financial Federal Corp.                                                                 17
         7,300 Interactive Brokers Group, Inc. "A" *                                                  102
           700 IntercontinentalExchange, Inc. *                                                        40
        13,400 MSCI, Inc. "A" *                                                                       211
         2,200 NASDAQ OMX Group, Inc. *                                                                46
         3,600 Newstar Financial, Inc. *                                                                5
         1,300 NYSE Euronext                                                                           22
           500 PHH Corp. *                                                                              5
         2,200 Portfolio Recovery Associates, Inc. *                                                   50
                                                                                          ---------------
                                                                                                      505
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.3%)
         3,900 Abington Bancorp, Inc.                                                                  28
        55,700 Astoria Financial Corp.                                                                398
         2,600 Bank Mutual Corp.                                                                       22
         3,100 BankFinancial Corp.                                                                     27
         5,300 Beneficial Mutual Bancorp, Inc. *                                                       48
         1,700 Berkshire Hills Bancorp, Inc.                                                           36
         5,600 Brookline Bancorp, Inc.                                                                 49
           500 Brooklyn Federal Bancorp, Inc.                                                           5
         1,300 Centerline Holding Co.                                                                  --
           600 City Bank                                                                                1
         1,300 Clifton Savings Bancorp, Inc.                                                           12
         1,300 Danvers Bancorp, Inc.                                                                   17
         1,700 Dime Community Bancorp, Inc.                                                            17
         1,200 Doral Financial Corp. *                                                                  4
         5,800 Downey Financial Corp.                                                                  --
           900 Encore Bancshares, Inc. *                                                                5
         2,200 Essa Bancorp, Inc.                                                                      26
        10,300 Fannie Mae                                                                               4
           600 Farmer Mac "C"                                                                           2
         3,300 First Busey Corp.                                                                       23
         1,900 First Financial Holdings, Inc.                                                          11
         3,800 First Financial Northwest, Inc.                                                         28
         8,100 First Niagara Financial Group, Inc.                                                     94
         1,100 First Place Financial Corp.                                                              3
           500 FirstFed Financial Corp. *                                                              --
         9,300 Flagstar Bancorp, Inc. *                                                                 7
         3,800 Flushing Financial Corp.                                                                23
           900 Fox Chase Bancorp, Inc. *                                                                8
         8,500 Freddie Mac                                                                              4
         1,000 Home Federal Bancorp, Inc.                                                               7
       179,300 Hudson City Bancorp, Inc.                                                            1,859
        87,600 IndyMac Bancorp, Inc. *                                                                  5
        24,800 Kearny Financial Corp.                                                                 245
           800 Meridian Interstate Bancorp, Inc. *                                                      6
           700 MGIC Investment Corp.                                                                    2
           500 NASB Financial, Inc.                                                                     7
         1,300 New York Community Bancorp, Inc.                                                        13
        13,700 NewAlliance Bancshares, Inc.                                                           157
        12,600 Northwest Bancorp, Inc.                                                                191
         1,600 OceanFirst Financial Corp.                                                              15
           900 Ocwen Financial Corp. *                                                                  8
           600 Oritani Financial Corp. *                                                                7
         6,300 PMI Group, Inc.                                                                          3
         6,300 Provident New York Bancorp                                                              54
         3,300 Radian Group, Inc.                                                                       6
         1,400 Rockville Financial, Inc.                                                               13
         1,500 Roma Financial Corp.                                                                    17
           560 Tree.com, Inc. *                                                                         3
         2,572 United Community Financial Corp.                                                         1
         1,900 United Financial Bancorp, Inc.                                                          25
         1,600 ViewPoint Financial Group                                                               21
         1,100 Washington Federal, Inc.                                                                13

================================================================================
21  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        20,500 Washington Mutual, Inc.                                                      $           1
         1,400 Waterstone Financial, Inc. *                                                             3
         4,700 Westfield Financial, Inc.                                                               44
         1,100 WSFS Financial Corp.                                                                    24
                                                                                          ---------------
                                                                                                    3,652
                                                                                          ---------------
               Total Financials                                                                    48,926
                                                                                          ---------------

               HEALTH CARE (4.8%)
               ------------------
               BIOTECHNOLOGY (1.1%)
           100 Abraxis BioScience, Inc. *                                                               6
         3,100 Acadia Pharmaceuticals, Inc. *                                                           3
           900 Acorda Therapeutics, Inc. *                                                             20
         2,000 Alexion Pharmaceuticals, Inc. *                                                         68
        19,300 Alkermes, Inc. *                                                                       195
         5,400 Allos Therapeutics, Inc. *                                                              30
        17,300 Alnylam Pharmaceuticals, Inc. *                                                        319
         1,200 Altus Pharmaceuticals, Inc. *                                                           --
        98,500 Amgen, Inc. *                                                                        4,820
           900 Amicus Therapeutics, Inc. *                                                              7
         4,200 Arena Pharmaceuticals, Inc. *                                                           18
         4,500 ARIAD Pharmaceuticals, Inc. *                                                            5
         2,900 ArQule, Inc. *                                                                           9
         3,300 Array BioPharma, Inc. *                                                                 10
           500 Biogen Idec, Inc. *                                                                     23
         8,500 BioMarin Pharmaceutical, Inc. *                                                        102
        10,900 Celera Corp. *                                                                          70
         2,100 Celgene Corp. *                                                                         94
        13,700 Cell Genesys, Inc. *                                                                     3
         1,600 Celldex Therapeutics, Inc. *                                                            11
           100 Cephalon, Inc. *                                                                         7
        37,200 Cepheid *                                                                              248
         2,200 Cougar Biotechnology, Inc. *                                                            55
        54,933 Cubist Pharmaceuticals, Inc. *                                                         781
         7,900 CV Therapeutics, Inc. *                                                                126
           200 Cytori Therapeutics, Inc. *                                                              1
        15,300 Dendreon Corp. *                                                                        47
         2,200 Dyax Corp. *                                                                             4
        11,100 Emergent BioSolutions, Inc. *                                                          214
         2,300 Enzo Biochem, Inc. *                                                                     8
         3,134 Enzon Pharmaceuticals, Inc. *                                                           17
        39,440 Facet Biotech Corp. *                                                                  257
           700 Gen-Probe, Inc. *                                                                       28
         4,300 Genentech, Inc. *                                                                      368
         3,200 Genomic Health, Inc. *                                                                  63
        20,600 GenVec, Inc. *                                                                           8
         2,500 Geron Corp. *                                                                           12
        28,509 Gilead Sciences, Inc. *                                                              1,277
         1,700 GTx, Inc. *                                                                             16
         1,200 Halozyme Therapeutics, Inc. *                                                            5
         9,200 Human Genome Sciences, Inc. *                                                           17
         1,600 Idenix Pharmaceuticals, Inc. *                                                           6
         3,400 Idera Pharmaceuticals, Inc. *                                                           19
         3,500 Immunogen, Inc. *                                                                       14
        12,300 Immunomedics, Inc. *                                                                    12
         4,800 Incyte Corp. *                                                                          11
         2,400 InterMune, Inc. *                                                                       36
         7,900 Isis Pharmaceuticals, Inc. *                                                           102
         6,600 Ligand Pharmaceuticals, Inc. "B" *                                                      18
         3,800 Luminex Corp. *                                                                         63
         4,000 Marshall Edwards, Inc. *                                                                 2
         6,000 Martek Biosciences Corp.                                                               112
           300 Maxygen, Inc. *                                                                          2
         8,400 Medarex, Inc. *                                                                         33

================================================================================
                                                 Portfolio of Investments  |  22

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         2,000 Molecular Insight Pharmaceuticals, Inc. *                                    $           4
           900 Momenta Pharmaceuticals, Inc. *                                                          9
        10,100 Myriad Genetics, Inc. *                                                                796
         3,400 Nabi Biopharmaceuticals *                                                               13
           200 Nanosphere, Inc. *                                                                       1
         2,600 Neurocrine Biosciences, Inc. *                                                           9
         9,700 NPS Pharmaceuticals, Inc. *                                                             44
         1,600 Onyx Pharmaceuticals, Inc. *                                                            48
         8,800 OPKO Health, Inc. *                                                                     10
         1,300 OSI Pharmaceuticals, Inc. *                                                             44
         2,300 Osiris Therapeutics, Inc. *                                                             41
        95,800 PDL BioPharma, Inc.                                                                    562
           500 Pharmasset, Inc. *                                                                       5
         1,200 Poniard Pharmaceuticals, Inc. *                                                          2
         2,200 Progenics Pharmaceuticals, Inc. *                                                       14
           700 Protalix BioTherapeutics, Inc. *                                                         2
         5,300 Regeneron Pharmaceuticals, Inc. *                                                       76
         1,900 Repligen Corp. *                                                                         7
         5,300 Rexahn Pharmaceuticals, Inc. *                                                           3
           300 Rigel Pharmaceuticals, Inc. *                                                            2
         5,500 Sangamo Biosciences, Inc. *                                                             20
         1,000 Savient Pharmaceuticals, Inc. *                                                          4
         6,100 Seattle Genetics, Inc. *                                                                49
         1,700 Synta Pharmaceuticals Corp. *                                                            2
         1,200 Targacept, Inc. *                                                                        3
         6,200 Telik, Inc. *                                                                            2
           500 Theravance, Inc. *                                                                       7
        37,200 United Therapeutics Corp. *                                                          2,496
           900 Vanda Pharmaceuticals, Inc. *                                                            1
        12,700 XOMA Ltd. *                                                                              6
         2,100 ZymoGenetics, Inc. *                                                                     9
                                                                                          ---------------
                                                                                                   14,093
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.3%)
        34,000 AmerisourceBergen Corp.                                                              1,080
           100 BMP Sunstone Corp. *                                                                    --
           500 Cardinal Health, Inc.                                                                   16
           700 Chindex International, Inc. *                                                            3
         9,100 CryoLife, Inc. *                                                                        46
         1,000 Henry Schein, Inc. *                                                                    37
        57,600 McKesson Corp.                                                                       2,363
         1,600 MWI Veterinary Supply, Inc. *                                                           40
        14,500 Owens & Minor, Inc.                                                                    489
         1,600 Patterson Companies, Inc. *                                                             29
           300 PharMerica Corp. *                                                                       5
         5,900 PSS World Medical, Inc. *                                                               85
                                                                                          ---------------
                                                                                                    4,193
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.3%)
         3,085 Abaxis, Inc. *                                                                          48
         3,900 ABIOMED, Inc. *                                                                         27
         1,600 Alphatec Holdings, Inc. *                                                                3
           600 American Medical Systems Holdings, Inc. *                                                6
           500 Analogic Corp.                                                                          14
         3,200 AngioDynamics, Inc. *                                                                   38
         4,900 ArthroCare Corp. *                                                                      18
           200 Baxter International, Inc.                                                              10
           500 Beckman Coulter, Inc.                                                                   22
           600 Becton, Dickinson and Co.                                                               37
        18,500 Boston Scientific Corp. *                                                              130
           300 C.R. Bard, Inc.                                                                         24
           500 Cantel Medical Corp. *                                                                   6
         1,300 Cardiac Science Corp. *                                                                  5
         1,500 Clinical Data, Inc. *                                                                   13
         3,100 Conceptus, Inc. *                                                                       35

================================================================================
23  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         2,700 CONMED Corp. *                                                               $          37
           100 Covidien Ltd.                                                                            3
        32,000 Cyberonics, Inc. *                                                                     430
         1,800 DexCom, Inc. *                                                                           7
        10,200 Edwards Lifesciences Corp. *                                                           567
        26,700 ev3, Inc. *                                                                            157
           200 Exactech, Inc. *                                                                         3
         1,000 Greatbatch, Inc. *                                                                      20
           100 Hansen Medical, Inc. *                                                                  --
         1,000 Hill-Rom Holdings, Inc.                                                                 10
         2,800 Hologic, Inc. *                                                                         32
           300 Hospira, Inc. *                                                                          7
         1,400 I-Flow Corp. *                                                                           4
           300 IDEXX Laboratories, Inc. *                                                               9
         1,700 Integra Lifesciences Holdings Corp. *                                                   44
           100 Intuitive Surgical, Inc. *                                                               9
         2,600 IRIS International, Inc. *                                                              25
           200 Kensey Nash Corp. *                                                                      4
           100 Kinetic Concepts, Inc. *                                                                 2
         5,400 Masimo Corp. *                                                                         135
         1,000 Medtronic, Inc.                                                                         30
         4,600 Meridian Bioscience, Inc.                                                               92
         2,600 Micrus Endovascular Corp. *                                                             16
           200 Natus Medical, Inc. *                                                                    2
         6,100 Nektar Therapeutics *                                                                   27
         3,500 NuVasive, Inc. *                                                                        99
         3,900 NxStage Medical, Inc. *                                                                 12
        11,300 Orthovita, Inc. *                                                                       34
         2,200 Palomar Medical Technologies, Inc. *                                                    16
         3,700 Quidel Corp. *                                                                          41
         1,000 ResMed, Inc. *                                                                          37
         1,200 Sirona Dental Systems, Inc. *                                                           13
         1,500 Somanetics Corp. *                                                                      18
         1,000 Sonic Innovations, Inc. *                                                                1
         1,900 SonoSite, Inc. *                                                                        35
         2,000 Spectranetics Corp. *                                                                    5
         1,800 St. Jude Medical, Inc. *                                                                60
         4,200 Stereotaxis, Inc. *                                                                     13
         5,200 Steris Corp.                                                                           120
         1,400 Stryker Corp.                                                                           47
         2,845 SurModics, Inc. *                                                                       50
         1,900 Symmetry Medical, Inc. *                                                                10
         1,500 Synovis Life Technologies, Inc. *                                                       19
        18,900 Thoratec Corp. *                                                                       432
         2,900 TomoTherapy, Inc. *                                                                      7
         1,900 Varian Medical Systems, Inc. *                                                          58
         2,000 Vision-Sciences, Inc. *                                                                  2
         1,000 VNUS Medical Technologies, Inc. *                                                       19
        12,300 Volcano Corp. *                                                                        184
           300 Wright Medical Group, Inc. *                                                             4
         1,100 Zimmer Holdings, Inc. *                                                                 39
           300 ZOLL Medical Corp. *                                                                     4
                                                                                          ---------------
                                                                                                    3,487
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.1%)
         4,400 AmSurg Corp. *                                                                          69
         4,000 Assisted Living Concepts, Inc. "A" *                                                    12
         1,500 Capital Senior Living Corp. *                                                            4
         4,300 Community Health Systems, Inc. *                                                        70
           800 Ensign Group, Inc.                                                                      11
         1,800 Five Star Quality Care, Inc. *                                                           3
         1,600 Hanger Orthopedic Group, Inc. *                                                         21
         1,200 Health Management Associates, Inc. "A" *                                                 2
        13,500 HealthSouth Corp. *                                                                    106
           700 Kindred Healthcare, Inc. *                                                              10

================================================================================
                                                 Portfolio of Investments  |  24

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         9,400 LifePoint Hospitals, Inc. *                                                  $         198
         1,855 MedCath Corp. *                                                                         15
           600 National Healthcare Corp.                                                               25
         1,800 Odyssey Healthcare, Inc. *                                                              19
         1,000 Psychiatric Solutions, Inc. *                                                           17
         1,000 RehabCare Group, Inc. *                                                                 15
           700 Skilled Healthcare Group, Inc. "A" *                                                     6
         5,300 Stewart Enterprises, Inc. "A"                                                           12
         6,000 Sun Healthcare Group, Inc. *                                                            54
         8,400 Sunrise Senior Living, Inc. *                                                            5
         9,700 Tenet Healthcare Corp. *                                                                11
         1,800 U.S. Physical Therapy, Inc. *                                                           18
         4,400 Universal Health Services, Inc. "B"                                                    162
         1,800 VCA Antech, Inc. *                                                                      37
                                                                                          ---------------
                                                                                                      902
                                                                                          ---------------
               HEALTH CARE SERVICES (0.2%)
           338 Air Methods Corp. *                                                                      6
           100 Alliance Imaging, Inc. *                                                                 1
         1,000 Almost Family, Inc. *                                                                   20
         2,100 Amedisys, Inc. *                                                                        69
         1,700 AMN Healthcare Services, Inc. *                                                         11
         3,800 athenahealth, Inc. *                                                                    97
         1,500 Bio-Reference Laboratories, Inc. *                                                      35
           300 CardioNet, Inc. *                                                                        7
        16,000 Catalyst Health Solutions, Inc. *                                                      337
         1,800 Chemed Corp.                                                                            72
         1,500 CorVel Corp. *                                                                          28
         3,700 Cross Country Healthcare, Inc. *                                                        27
           100 Emergency Medical Services Corp. "A" *                                                   3
        20,000 Express Scripts, Inc. *                                                              1,006
           100 Genoptix, Inc. *                                                                         3
         6,100 Gentiva Health Services, Inc. *                                                        106
           400 Healthways, Inc. *                                                                       4
         3,618 HMS Holdings Corp. *                                                                   110
         3,200 Hythiam, Inc. *                                                                          1
           200 inVentiv Health, Inc. *                                                                  2
           500 IPC The Hospitalist Co., Inc. *                                                          8
           100 Laboratory Corp. of America Holdings *                                                   5
         2,400 Landauer, Inc.                                                                         120
           200 LHC Group, Inc. *                                                                        4
        17,000 Lincare Holdings, Inc. *                                                               358
           121 Medco Health Solutions, Inc. *                                                           5
           600 Mednax, Inc. *                                                                          18
           300 National Research Corp.                                                                  6
           400 Nighthawk Radiology Holdings, Inc. *                                                     1
         1,600 Omnicare, Inc.                                                                          41
           800 Providence Service Corp. *                                                               3
        12,200 Quest Diagnostics, Inc.                                                                559
         3,500 ResCare, Inc. *                                                                         43
         1,100 Virtual Radiologic Corp. *                                                               7
                                                                                          ---------------
                                                                                                    3,123
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.1%)
           900 Align Technology, Inc. *                                                                 6
           200 Atrion Corp.                                                                            15
           300 Cynosure, Inc. "A" *                                                                     2
         1,000 DENTSPLY International, Inc.                                                            23
        11,600 Haemonetics Corp. *                                                                    619
           500 ICU Medical, Inc. *                                                                     16
         5,300 Immucor Corp. *                                                                        119
         4,000 Invacare Corp.                                                                          64
        26,800 Inverness Medical Innovations, Inc. *                                                  602
         1,300 Medical Action Industries, Inc. *                                                        9
         4,500 Merit Medical Systems, Inc. *                                                           50

================================================================================
25  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         1,900 Neogen Corp. *                                                               $          40
         2,900 OraSure Technologies, Inc. *                                                             8
         3,300 RTI Biologics, Inc. *                                                                    9
         2,000 TranS1, Inc. *                                                                          12
         1,000 West Pharmaceutical Services, Inc.                                                      31
                                                                                          ---------------
                                                                                                    1,625
                                                                                          ---------------
               HEALTH CARE TECHNOLOGY (0.1%)
         1,400 Allscripts Healthcare Solutions, Inc.                                                   12
        22,400 Cerner Corp. *                                                                         820
         1,500 Computer Programs and Systems, Inc.                                                     40
           600 Eclipsys Corp. *                                                                         5
           841 HLTH Corp. *                                                                             9
         3,600 IMS Health, Inc.                                                                        45
         3,300 MedAssets, Inc. *                                                                       49
         4,700 Omnicell, Inc. *                                                                        34
           600 Phase Forward, Inc. *                                                                    8
         2,100 Vital Images, Inc. *                                                                    21
                                                                                          ---------------
                                                                                                    1,043
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.2%)
         1,700 Accelrys, Inc. *                                                                         6
         2,500 Accuray, Inc. *                                                                         12
         4,500 Affymetrix, Inc. *                                                                      10
         1,800 Albany Molecular Research, Inc. *                                                       16
           700 AMAG Pharmaceuticals, Inc. *                                                            19
         9,900 Arrowhead Research Corp. *                                                               4
        10,100 Bio-Rad Laboratories, Inc. "A" *                                                       563
         3,300 Bruker Corp. *                                                                          14
         4,600 Caliper Life Sciences, Inc. *                                                            4
         1,900 Cambrex Corp. *                                                                          4
         1,000 Charles River Laboratories International, Inc. *                                        25
           300 Covance, Inc. *                                                                         11
         3,500 Dionex Corp. *                                                                         164
         3,300 eResearch Technology, Inc. *                                                            16
         7,500 Exelixis, Inc. *                                                                        32
           100 Illumina, Inc. *                                                                         3
         1,400 Kendle International, Inc. *                                                            26
           700 Life Sciences Research, Inc. *                                                           4
        23,003 Life Technologies Corp. *                                                              670
           400 Medivation, Inc. *                                                                       7
           400 Parexel International Corp. *                                                            4
         3,200 PerkinElmer, Inc.                                                                       41
         5,900 Pharmaceutical Product Development, Inc.                                               141
         1,356 PharmaNet Development Group, Inc. *                                                      7
         2,900 Sequenom, Inc. *                                                                        42
           100 TECHNE Corp.                                                                             5
           200 Thermo Fisher Scientific, Inc. *                                                         7
         2,900 Varian, Inc. *                                                                          66
           100 Waters Corp. *                                                                           3
                                                                                          ---------------
                                                                                                    1,926
                                                                                          ---------------
               MANAGED HEALTH CARE (0.8%)
        10,500 Aetna, Inc.                                                                            251
         6,100 AMERIGROUP Corp. *                                                                     151
         1,600 Centene Corp. *                                                                         27
        82,750 CIGNA Corp.                                                                          1,304
         2,900 Coventry Health Care, Inc. *                                                            34
           100 Health Net, Inc. *                                                                       1
         7,200 HealthSpring, Inc. *                                                                    58
        25,955 Humana, Inc. *                                                                         614
        46,811 Magellan Health Services, Inc. *                                                     1,552
           200 Molina Healthcare, Inc. *                                                                4
           300 Triple-S Management Corp. "B" *                                                          4
       203,000 UnitedHealth Group, Inc.                                                             3,989

================================================================================
                                                 Portfolio of Investments  |  26

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         1,700 Universal American Financial Corp. *                                         $          11
           400 WellCare Health Plans, Inc. *                                                            4
        46,500 WellPoint, Inc. *                                                                    1,577
                                                                                          ---------------
                                                                                                    9,581
                                                                                          ---------------
               PHARMACEUTICALS (1.6%)
        24,800 Abbott Laboratories                                                                  1,174
           800 Acura Pharmaceuticals, Inc. *                                                            5
         3,000 Adolor Corp. *                                                                           6
         1,000 Alexza Pharmaceuticals, Inc. *                                                           2
           200 Allergan, Inc.                                                                           8
           900 Ardea Biosciences, Inc. *                                                               11
         2,800 Auxilium Pharmaceuticals, Inc. *                                                        77
           800 Biodel, Inc. *                                                                           3
         2,000 BioForm Medical, Inc. *                                                                  2
         2,035 Biomimetic Therapeutics, Inc. *                                                         17
       303,725 Bristol-Myers Squibb Co.                                                             5,592
           700 Cadence Pharmaceuticals, Inc. *                                                          4
           700 Caraco Pharmaceutical Laboratories, Ltd. *                                               3
         3,700 Cypress Bioscience, Inc. *                                                              31
        31,000 Discovery Laboratories, Inc. *                                                          34
         5,600 Durect Corp. *                                                                          11
         2,300 Eli Lilly and Co.                                                                       68
        65,600 Endo Pharmaceuticals Holdings, Inc. *                                                1,245
        85,800 Forest Laboratories, Inc. *                                                          1,840
         2,800 Inspire Phamaceutical, Inc. *                                                            9
         6,800 Javelin Pharmaceuticals, Inc. *                                                          9
        23,200 Johnson & Johnson                                                                    1,160
        31,800 King Pharmaceuticals, Inc. *                                                           233
        23,800 Medicines Co. *                                                                        292
        70,600 Medicis Pharmaceutical Corp. "A"                                                       796
         1,518 Merck & Co., Inc.                                                                       37
         6,400 MiddleBrook Pharmaceuticals, Inc. *                                                     11
           100 Mylan, Inc. *                                                                            1
         1,900 Noven Pharmaceuticals, Inc. *                                                           15
           200 Optimer Pharmaceuticals, Inc. *                                                          2
         4,300 Pain Therapeutics, Inc. *                                                               19
         5,287 Par Pharmaceutical Companies, Inc. *                                                    70
        15,200 Perrigo Co.                                                                            305
       386,600 Pfizer, Inc.                                                                         4,759
           600 Pozen, Inc. *                                                                            4
         2,400 Questcor Pharmaceuticals, Inc. *                                                        12
         4,600 Salix Pharmaceuticals Ltd. *                                                            34
         4,600 Santarus, Inc. *                                                                         7
         5,400 Schering-Plough Corp.                                                                   94
        24,600 Sepracor, Inc. *                                                                       368
           100 Sucampo Pharmaceuticals, Inc. "A" *                                                      1
        43,500 Valeant Pharmaceuticals International *                                                757
         3,900 ViroPharma, Inc. *                                                                      16
         4,500 VIVUS, Inc. *                                                                           18
        49,300 Watson Pharmaceuticals, Inc. *                                                       1,394
           600 Wyeth                                                                                   24
           800 Xenoport, Inc. *                                                                        17
                                                                                          ---------------
                                                                                                   20,597
                                                                                          ---------------
               Total Health Care                                                                   60,570
                                                                                          ---------------

               INDUSTRIALS (3.8%)
               ------------------
               AEROSPACE & DEFENSE (0.7%)
           600 AAR Corp. *                                                                              8
           500 AeroVironment, Inc. *                                                                   16
        13,500 Alliant Techsystems, Inc. *                                                            954
           900 American Science and Engineering, Inc.                                                  55
         1,000 Applied Energetics, Inc. *                                                              --

================================================================================
27  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         1,600 Applied Signal Technology, Inc.                                              $          31
         1,800 Argon ST, Inc. *                                                                        31
         1,400 Ascent Solar Technologies, Inc. *                                                        4
         5,000 BE Aerospace, Inc. *                                                                    37
           300 Boeing Co.                                                                               9
           200 Ceradyne, Inc. *                                                                         3
         5,300 Cubic Corp.                                                                            138
        10,300 Curtiss-Wright Corp.                                                                   274
           100 Ducommun, Inc.                                                                           1
         5,000 DynCorp International, Inc. "A" *                                                       61
         2,400 Esterline Technologies Corp. *                                                          61
         4,000 GenCorp, Inc. *                                                                         10
        26,100 General Dynamics Corp.                                                               1,144
        11,400 Goodrich Corp.                                                                         378
           700 HEICO Corp.                                                                             17
         2,200 Herley Industries, Inc. *                                                               21
         9,900 Hexcel Corp. *                                                                          61
        10,900 Honeywell International, Inc.                                                          292
         3,500 Kaman Corp.                                                                             41
           300 L-3 Communications Holdings, Inc.                                                       20
         1,000 Ladish Co., Inc. *                                                                       7
           300 LMI Aerospace, Inc. *                                                                    3
        11,800 Lockheed Martin Corp.                                                                  745
        15,200 Northrop Grumman Corp.                                                                 568
        15,300 Orbital Sciences Corp. *                                                               216
        12,500 Precision Castparts Corp.                                                              693
        56,500 Raytheon Co.                                                                         2,258
           800 Rockwell Collins, Inc.                                                                  25
        20,600 Spirit AeroSystems Holdings, Inc. "A" *                                                204
         4,900 Stanley, Inc. *                                                                        152
         4,300 TASER International, Inc. *                                                             18
         3,000 Teledyne Technologies, Inc. *                                                           69
         4,300 TransDigm Group, Inc. *                                                                152
           100 Triumph Group, Inc.                                                                      4
           200 United Technologies Corp.                                                                8
                                                                                          ---------------
                                                                                                    8,789
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.1%)
           500 C.H. Robinson Worldwide, Inc.                                                           21
        31,255 Deutsche Post AG                                                                       303
         1,500 Dynamex, Inc. *                                                                         17
         1,400 Expeditors International of Washington, Inc.                                            38
         6,800 FedEx Corp.                                                                            294
           200 Forward Air Corp.                                                                        3
         5,600 Hub Group, Inc. "A" *                                                                  101
         2,300 Pacer International, Inc.                                                                7
           100 Park-Ohio Holdings Corp. *                                                              --
           700 United Parcel Service, Inc. "B"                                                         29
                                                                                          ---------------
                                                                                                      813
                                                                                          ---------------
               AIRLINES (0.1%)
         8,100 AirTran Holdings, Inc. *                                                                24
        14,200 Alaska Air Group, Inc. *                                                               311
         6,500 Allegiant Travel Co. *                                                                 223
         1,300 AMR Corp. *                                                                              5
           100 Continental Airlines, Inc. "B" *                                                         1
         8,300 Delta Air Lines, Inc. *                                                                 42
         2,900 Hawaiian Holdings, Inc. *                                                                9
        98,200 JetBlue Airways Corp. *                                                                374
         2,900 Republic Airways Holdings, Inc. *                                                       20
         8,400 SkyWest, Inc.                                                                           86
         1,400 Southwest Airlines Co.                                                                   8
         2,800 UAL Corp. *                                                                             14

================================================================================
                                                 Portfolio of Investments  |  28

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         7,500 US Airways Group, Inc. *                                                     $          22
                                                                                          ---------------
                                                                                                    1,139
                                                                                          ---------------
               BUILDING PRODUCTS (0.1%)
         4,200 AAON, Inc.                                                                              65
         1,600 American Woodmark Corp.                                                                 23
           200 Ameron International Corp.                                                              10
         3,400 Apogee Enterprises, Inc.                                                                32
         2,000 Armstrong World Industries, Inc.                                                        26
         1,800 Builders FirstSource, Inc. *                                                             3
        38,400 Griffon Corp. *                                                                        279
         2,500 Insteel Industries, Inc.                                                                16
         1,600 Lennox International, Inc.                                                              41
         2,300 Owens Corning, Inc. *                                                                   19
         2,500 Quanex Building Products Corp.                                                          18
         7,600 Simpson Manufacturing Co., Inc.                                                        118
        13,300 Trex Co., Inc. *                                                                       120
           100 USG Corp. *                                                                              1
                                                                                          ---------------
                                                                                                      771
                                                                                          ---------------
               COMMERCIAL PRINTING (0.0%)
         1,222 Bowne & Co., Inc.                                                                        2
         3,400 Cenveo, Inc. *                                                                          10
         7,800 Deluxe Corp.                                                                            60
           200 Ennis, Inc.                                                                              2
         2,200 InnerWorkings, Inc. *                                                                    4
         1,700 Multi-Color Corp.                                                                       22
        12,200 R.R. Donnelley & Sons Co.                                                               95
                                                                                          ---------------
                                                                                                      195
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.7%)
         1,600 AECOM Technology Corp. *                                                                39
         5,300 EMCOR Group, Inc. *                                                                     82
        55,700 Fluor Corp.                                                                          1,852
         2,400 Furmanite Corp. *                                                                        8
         7,700 Granite Construction, Inc.                                                             274
         2,600 Great Lakes Dredge & Dock Corp.                                                          6
         4,100 Insituform Technologies, Inc. "A" *                                                     50
         1,400 Integrated Electrical Services, Inc. *                                                  11
         2,400 Jacobs Engineering Group, Inc. *                                                        81
       157,650 KBR, Inc.                                                                            1,986
        57,400 MasTec, Inc. *                                                                         543
           600 Michael Baker Corp. *                                                                   19
         1,300 Northwest Pipe Co. *                                                                    35
           100 Orion Marine Group, Inc. *                                                               1
         5,200 Perini Corp. *                                                                          80
         2,000 Pike Electric Corp. *                                                                   16
         1,400 Quanta Services, Inc. *                                                                 25
        66,300 Shaw Group, Inc. *                                                                   1,547
         1,300 Sterling Construction Co., Inc. *                                                       19
        58,300 URS Corp. *                                                                          1,803
                                                                                          ---------------
                                                                                                    8,477
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
         5,400 Accuride Corp. *                                                                         1
        28,800 AGCO Corp. *                                                                           494
         4,400 Blount International, Inc. *                                                            32
         8,900 Bucyrus International, Inc.                                                            111
        23,800 Caterpillar, Inc.                                                                      586
         2,000 Commercial Vehicle Group, Inc. *                                                         1
        22,468 Cummins, Inc.                                                                          467
           100 Deere & Co.                                                                              3
        40,000 Federal Signal Corp.                                                                   253
        17,900 Force Protection, Inc. *                                                                92
         1,100 Greenbrier Companies, Inc.                                                               4

================================================================================
29  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         8,200 Joy Global, Inc.                                                             $         143
           100 Lindsay Corp.                                                                            2
         7,100 Manitowoc Co., Inc.                                                                     29
         2,800 Oshkosh Corp.                                                                           18
         3,600 Terex Corp. *                                                                           32
           200 Titan International, Inc.                                                                1
         1,900 Toro Co.                                                                                42
         6,000 Trinity Industries, Inc.                                                                44
           400 Twin Disc, Inc.                                                                          2
         2,200 Wabash National Corp.                                                                    5
         9,300 Wabtec Corp.                                                                           249
                                                                                          ---------------
                                                                                                    2,611
                                                                                          ---------------
               DIVERSIFIED SUPPORT SERVICES (0.0%)
           900 Cintas Corp.                                                                            18
           800 Copart, Inc. *                                                                          22
         1,200 Healthcare Services Group, Inc.                                                         18
           300 Mobile Mini, Inc. *                                                                      3
         1,000 PRG-Schultz International, Inc. *                                                        4
         1,500 Viad Corp.                                                                              21
                                                                                          ---------------
                                                                                                       86
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
         1,800 A. O. Smith Corp.                                                                       46
         2,700 Acuity Brands, Inc.                                                                     62
         3,100 Advanced Battery Technology, Inc. *                                                      7
         1,000 American Superconductor Corp. *                                                         13
           900 AMETEK, Inc.                                                                            24
         6,500 Baldor Electric Co.                                                                     79
        25,900 Belden, Inc.                                                                           276
           200 Coleman Cable, Inc. *                                                                    1
           700 Cooper Industries Ltd. "A"                                                              15
           100 Emerson Electric Co.                                                                     3
         2,800 Encore Wire Corp.                                                                       50
         1,100 Energy Conversion Devices, Inc. *                                                       24
           500 EnerSys *                                                                                5
        17,900 Evergreen Solar, Inc. *                                                                 22
         4,400 FuelCell Energy, Inc. *                                                                 12
           100 Fushi Copperweld, Inc. *                                                                 1
         1,300 General Cable Corp. *                                                                   20
         2,000 GrafTech International Ltd. *                                                           11
         2,000 GT Solar International, Inc. *                                                           9
           400 Harbin Electric, Inc. *                                                                  2
         1,500 Hubbell, Inc. "B"                                                                       40
           400 II-IV, Inc. *                                                                            7
           900 La Barge, Inc. *                                                                         5
         5,100 Medis Technologies Ltd. *                                                                3
         5,200 Microvision, Inc. *                                                                      6
           400 Orion Energy Systems, Inc. *                                                             2
         1,000 Powell Industries, Inc. *                                                               30
           400 Preformed Line Products Co.                                                             12
         3,500 Regal-Beloit Corp.                                                                     100
         1,400 Rockwell Automation, Inc.                                                               28
         1,100 Roper Industries, Inc.                                                                  46
           500 SunPower Corp. "A" *                                                                    14
         1,782 SunPower Corp. "B" *                                                                    44
        12,700 Tecumseh Products Co. "A" *                                                             67
         2,200 Thomas & Betts Corp. *                                                                  50
           100 Ultralife Corp. *                                                                        1
         1,400 Vicor Corp.                                                                              6
         7,700 Woodward Governor Co.                                                                  133
                                                                                          ---------------
                                                                                                    1,276
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
        81,186 ABM Industries, Inc.                                                                   993

================================================================================
                                                 Portfolio of Investments  |  30

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         2,200 Clean Harbors, Inc. *                                                        $         107
         2,800 Energy Solutions, Inc.                                                                  18
           500 Fuel Tech, Inc. *                                                                        5
           900 Layne Christensen Co. *                                                                 15
        15,400 Republic Services, Inc.                                                                307
         8,300 Rollins, Inc.                                                                          131
         1,500 Standard Packaging Corp. *                                                              24
         2,769 Team, Inc. *                                                                            36
         6,800 Tetra Tech, Inc. *                                                                     152
         1,300 Waste Connections, Inc. *                                                               31
        21,200 Waste Management, Inc.                                                                 572
         1,600 Waste Services, Inc. *                                                                   7
                                                                                          ---------------
                                                                                                    2,398
                                                                                          ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.0%)
           100 AZZ, Inc. *                                                                              2
        25,700 Capstone Turbine Corp. *                                                                14
           300 Comverge, Inc. *                                                                         1
         1,200 PowerSecure International, Inc. *                                                        5
                                                                                          ---------------
                                                                                                       22
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
           100 Administaff, Inc.                                                                        2
           900 CDI Corp.                                                                                7
           800 Heidrick & Struggles International, Inc.                                                13
           100 Kelly Services, Inc. "A"                                                                 1
         1,900 Kforce, Inc. *                                                                          12
         2,100 Korn/Ferry International *                                                              19
           500 Manpower, Inc.                                                                          14
         6,100 Monster Worldwide, Inc. *                                                               40
         2,400 On Assignment, Inc. *                                                                    5
         2,200 Robert Half International, Inc.                                                         34
         3,060 Spherion Corp. *                                                                         4
           400 TrueBlue, Inc. *                                                                         3
           100 Volt Information Sciences, Inc. *                                                        1
                                                                                          ---------------
                                                                                                      155
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.1%)
           218 3M Co.                                                                                  10
         5,400 Carlisle Companies, Inc.                                                               107
        85,200 General Electric Co.                                                                   725
         1,100 Lydall, Inc. *                                                                           3
         6,600 McDermott International, Inc. *                                                         78
         6,100 Otter Tail Corp.                                                                       106
         2,300 Raven Industries, Inc.                                                                  42
        11,700 Standex International Corp.                                                            127
           200 Teleflex, Inc.                                                                           9
        11,400 Tredegar Corp.                                                                         190
        33,000 Tyco International Ltd.                                                                662
           100 Walter Industries, Inc.                                                                  2
                                                                                          ---------------
                                                                                                    2,061
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.6%)
         3,200 3D Systems Corp. *                                                                      16
         5,700 Actuant Corp. "A"                                                                       59
           200 Albany International Corp. "A"                                                           2
         3,500 Altra Holdings, Inc. *                                                                  19
           600 Ampco-Pittsburgh Corp.                                                                   7
         2,400 Axsys Technologies, Inc. *                                                              80
         1,281 Badger Meter, Inc.                                                                      32
           400 Barnes Group, Inc.                                                                       4
        70,600 Briggs & Stratton Corp.                                                                860
           200 Chart Industries, Inc. *                                                                 1
         2,100 China Fire & Security Group, Inc. *                                                     14
           100 CIRCOR International, Inc.                                                               2

================================================================================
31  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         8,700 CLARCOR, Inc.                                                                $         229
         1,500 Colfax Corp. *                                                                          11
         1,300 Columbus McKinnon Corp. *                                                               11
        43,000 Crane Co.                                                                              648
         7,900 Danaher Corp.                                                                          401
           700 Donaldson Co., Inc.                                                                     17
        40,500 Dover Corp.                                                                          1,010
           300 Eaton Corp.                                                                             11
         4,500 ESCO Technologies, Inc. *                                                              146
         1,100 Flanders Corp. *                                                                         5
         2,200 Flow International Corp. *                                                               3
         1,800 Flowserve Corp.                                                                         91
        10,700 Gardner Denver, Inc. *                                                                 202
        13,900 Gorman-Rupp Co.                                                                        246
        50,900 Graco, Inc.                                                                            864
        55,400 Harsco Corp.                                                                         1,145
           600 Hurco Companies, Inc. *                                                                  7
         1,700 IDEX Corp.                                                                              33
           500 Illinois Tool Works, Inc.                                                               14
        22,428 Ingersoll-Rand Co. Ltd. "A"                                                            318
         1,100 ITT Corp.                                                                               41
           150 John Bean Technologies Corp.                                                             2
           400 K-Tron International, Inc. *                                                            22
         1,800 Kadant, Inc. *                                                                          16
         3,600 Kaydon Corp.                                                                            90
         9,700 Kennametal, Inc.                                                                       158
         1,100 Key Technology, Inc. *                                                                  11
           100 L.B. Foster Co. "A" *                                                                    2
         3,900 Lincoln Electric Holdings, Inc.                                                        120
           600 Met-Pro Corp.                                                                            4
         1,319 Middleby Corp. *                                                                        29
         2,300 Mueller Industries, Inc.                                                                42
         7,800 Mueller Water Products, Inc. "A"                                                        17
         1,100 NN, Inc.                                                                                 1
         4,700 Nordson Corp.                                                                          117
           500 Omega Flex, Inc.                                                                         8
         1,600 Pall Corp.                                                                              38
         2,400 Parker-Hannifin Corp.                                                                   80
         1,600 Pentair, Inc.                                                                           33
           400 PMFG, Inc. *                                                                             2
         2,900 RBC Bearings, Inc. *                                                                    43
         1,600 Robbins & Myers, Inc.                                                                   26
           300 SPX Corp.                                                                               13
         1,381 Sun Hydraulics Corp.                                                                    18
           900 Thermadyne Holdings Corp. *                                                              2
        10,700 Timken Co.                                                                             130
         1,300 TriMas Corp. *                                                                           2
         1,000 Valmont Industries, Inc.                                                                44
         6,500 Watts Water Technologies, Inc. "A"                                                     110
                                                                                          ---------------
                                                                                                    7,729
                                                                                          ---------------
               MARINE (0.1%)
         5,400 Alexander & Baldwin, Inc.                                                              101
         2,400 American Commercial Lines, Inc. *                                                        8
           100 Genco Shipping & Trading Ltd.                                                            1
         2,000 Horizon Lines, Inc. "A"                                                                  7
           100 International Shipholding Corp.                                                          2
        26,800 Kirby Corp. *                                                                          591
                                                                                          ---------------
                                                                                                      710
                                                                                          ---------------
               MARINE PORTS & SERVICES (0.0%)
           500 CAI International, Inc. *                                                                1
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.1%)
         2,100 ACCO Brands Corp. *                                                                      2

================================================================================
                                                 Portfolio of Investments  |  32

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         2,400 American Reprographics Co. *                                                 $           9
        10,100 Avery Dennison Corp.                                                                   204
        25,900 Brady Corp. "A"                                                                        444
         2,600 Herman Miller, Inc.                                                                     26
           400 HNI Corp.                                                                                4
           600 ICT Group, Inc. *                                                                        2
         1,400 Knoll, Inc.                                                                              9
         2,500 Mine Safety Appliances Co.                                                              46
           200 Pitney Bowes, Inc.                                                                       4
           900 Standard Register Co.                                                                    4
           400 Steelcase, Inc. "A"                                                                      2
         1,800 United Stationers, Inc. *                                                               39
                                                                                          ---------------
                                                                                                      795
                                                                                          ---------------
               RAILROADS (0.1%)
           800 Burlington Northern Santa Fe Corp.                                                      47
           400 CSX Corp.                                                                               10
        22,500 Genesee & Wyoming, Inc. "A" *                                                          470
           300 Norfolk Southern Corp.                                                                  10
        41,000 Union Pacific Corp.                                                                  1,538
                                                                                          ---------------
                                                                                                    2,075
                                                                                          ---------------
               RESEARCH & CONSULTING SERVICES (0.1%)
           400 CBIZ, Inc. *                                                                             3
         1,300 China Direct, Inc. *                                                                     1
         1,900 Corporate Executive Board Co.                                                           28
           308 CoStar Group, Inc. *                                                                     8
         1,900 CRA International, Inc. *                                                               41
           100 Duff & Phelps Corp. "A" *                                                                1
         9,800 Dun & Bradstreet Corp.                                                                 725
           600 Equifax, Inc.                                                                           13
         2,000 Exponent, Inc. *                                                                        45
         1,500 FTI Consulting, Inc. *                                                                  55
         1,500 Hill International, Inc. *                                                               5
         2,000 Huron Consulting Group, Inc. *                                                          83
         1,600 LECG Corp. *                                                                             4
         9,000 Navigant Consulting, Inc. *                                                            117
         9,500 Odyssey Marine Exploration, Inc. *                                                      32
         3,300 Resources Connection, Inc. *                                                            45
         1,000 Schawk, Inc.                                                                             8
           700 VSE Corp.                                                                               17
         2,500 Watson Wyatt Worldwide, Inc. "A"                                                       123
                                                                                          ---------------
                                                                                                    1,354
                                                                                          ---------------
               SECURITY & ALARM SERVICES (0.1%)
        25,600 Brink's Co.                                                                            611
         1,000 Cornell Companies, Inc. *                                                               15
         1,900 Corrections Corp. of America *                                                          20
         7,300 GEO Group, Inc. *                                                                       86
           400 GeoEye, Inc. *                                                                           9
         1,000 Protection One, Inc. *                                                                   3
                                                                                          ---------------
                                                                                                      744
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.1%)
         2,900 Aceto Corp.                                                                             17
         3,700 Applied Industrial Technologies, Inc.                                                   60
        11,500 Beacon Roofing Supply, Inc. *                                                          126
           100 DXP Enterprises, Inc. *                                                                  1
         3,600 Electro Rent Corp.                                                                      28
           400 Fastenal Co.                                                                            12
        10,200 GATX Corp.                                                                             186
         2,332 H&E Equipment Services, Inc. *                                                          12
           100 Houston Wire & Cable Co.                                                                 1
           600 Interline Brands, Inc. *                                                                 5
           400 Lawson Products, Inc.                                                                    7

================================================================================
33  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
           700 MSC Industrial Direct Co., Inc. "A"                                          $          21
           600 RSC Holdings, Inc. *                                                                     3
         5,000 Rush Enterprises, Inc. "A" *                                                            41
         6,200 TAL International Group, Inc.                                                           46
         1,000 Textainer Group Holding Ltd.                                                             6
           300 United Rentals, Inc. *                                                                   1
           100 W.W. Grainger, Inc.                                                                      7
         7,800 Watsco, Inc.                                                                           268
                                                                                          ---------------
                                                                                                      848
                                                                                          ---------------
               TRUCKING (0.3%)
         2,800 AMERCO *                                                                                80
           100 Arkansas Best Corp.                                                                      2
         5,100 Avis Budget Group, Inc. *                                                                2
         2,800 Celadon Group, Inc. *                                                                   16
           300 Con-Way, Inc.                                                                            5
         5,500 Dollar Thrifty Automotive Group, Inc. *                                                  4
        59,000 HeartLand Express, Inc.                                                                730
         1,700 Hertz Global Holdings, Inc. *                                                            5
        85,951 Knight Transportation, Inc.                                                          1,114
           500 Landstar System, Inc.                                                                   16
         2,500 Marten Transport Ltd. *                                                                 41
         4,200 Old Dominion Freight Line, Inc. *                                                       92
           300 Patriot Transportation Holding, Inc. *                                                  18
         1,200 Ryder System, Inc.                                                                      27
         1,600 Saia, Inc. *                                                                            14
         1,100 Universal Truckload Services, Inc.                                                      13
       146,600 Werner Enterprises, Inc.                                                             1,997
         1,000 YRC Worldwide, Inc. *                                                                    2
                                                                                          ---------------
                                                                                                    4,178
                                                                                          ---------------
               Total Industrials                                                                   47,227
                                                                                          ---------------

               INFORMATION TECHNOLOGY (6.5%)
               -----------------------------
               APPLICATION SOFTWARE (0.3%)
           700 ACI Worldwide, Inc. *                                                                   13
         3,973 Actuate Corp. *                                                                         14
           800 Adobe Systems, Inc. *                                                                   13
           900 Advent Software, Inc. *                                                                 25
         1,500 American Software, Inc. "A"                                                              6
         2,820 ANSYS, Inc. *                                                                           57
        29,700 Autodesk, Inc. *                                                                       377
         3,100 Blackbaud, Inc.                                                                         32
           300 Blackboard, Inc. *                                                                       8
         3,000 Bottomline Technologies, Inc. *                                                         18
         1,300 Cadence Design Systems, Inc. *                                                           5
         1,800 Callidus Software, Inc. *                                                                4
         2,100 Citrix Systems, Inc. *                                                                  43
        43,400 Compuware Corp. *                                                                      256
         8,300 Concur Technologies, Inc. *                                                            174
           800 Deltek, Inc. *                                                                           3
           627 Digimarc Corp. *                                                                         6
           900 Ebix, Inc. *                                                                            19
         5,800 Entrust, Inc. *                                                                          9
         3,700 Epicor Software Corp. *                                                                 10
         4,200 Epiq Systems, Inc. *                                                                    71
           600 FactSet Research Systems, Inc.                                                          23
        18,400 Fair Isaac Corp.                                                                       201
           300 Gerber Scientific, Inc. *                                                                1
           600 Guidance Software, Inc. *                                                                2
         5,800 Henry Jack & Associates, Inc.                                                           92
           100 Imation Corp.                                                                            1
        10,200 Informatica Corp. *                                                                    132
         2,000 Interactive Intelligence, Inc. *                                                        18

================================================================================
                                                 Portfolio of Investments  |  34

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        27,900 Intuit, Inc. *                                                               $         636
         2,381 JDA Software Group, Inc. *                                                              23
         1,400 Kenexa Corp. *                                                                           6
         8,200 Lawson Software, Inc. *                                                                 31
         4,400 Magma Design Automation, Inc. *                                                          5
         2,300 Manhattan Associates, Inc. *                                                            34
         6,400 Mentor Graphics Corp. *                                                                 28
           500 MicroStrategy, Inc. "A" *                                                               18
         1,000 Monotype Imaging Holdings, Inc. *                                                        2
         3,000 MSC Software Corp. *                                                                    14
         3,300 NetScout Systems, Inc. *                                                                44
         3,400 Nuance Communications, Inc. *                                                           30
         8,100 OpenTV Corp. "A" *                                                                      10
         1,900 Opnet Technologies, Inc. *                                                              17
        17,800 Parametric Technology Corp. *                                                          145
           900 PROS Holdings, Inc. *                                                                    4
           800 QAD, Inc.                                                                                2
        18,853 Quest Software, Inc. *                                                                 213
         1,500 Salesforce.com, Inc. *                                                                  42
         2,000 Smith Micro Software, Inc. *                                                             9
         2,400 Solera Holdings, Inc. *                                                                 50
         2,100 Sonic Solutions, Inc. *                                                                  2
         2,536 SPSS, Inc. *                                                                            64
         2,100 SuccessFactors, Inc. *                                                                  11
           100 Synchronoss Technologies, Inc. *                                                         1
         7,600 Synopsys, Inc. *                                                                       142
         3,102 Taleo Corp. "A" *                                                                       28
        11,900 TIBCO Software, Inc. *                                                                  57
        44,800 Tyler Technologies, Inc. *                                                             610
           766 Ultimate Software Group, Inc. *                                                         10
           400 Unica Corp. *                                                                            2
                                                                                          ---------------
                                                                                                    3,923
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.8%)
        29,600 3Com Corp. *                                                                            65
         1,600 Acme Packet, Inc. *                                                                      7
         8,200 Adaptec, Inc. *                                                                         19
           500 ADC Telecommunications, Inc. *                                                           1
         6,800 ADTRAN, Inc.                                                                            98
         1,900 Airvana, Inc. *                                                                         10
       123,754 Arris Group, Inc. *                                                                    757
         3,500 Aruba Networks, Inc. *                                                                  10
         1,200 Audiovox Corp. "A" *                                                                     3
           300 Avanex Corp. *                                                                          --
         6,400 Avocent Corp. *                                                                         77
         2,000 Bel Fuse, Inc. "B"                                                                      19
         2,200 Black Box Corp.                                                                         44
           900 Blue Coat Systems, Inc. *                                                               10
        10,900 Bookham, Inc. *                                                                          3
         8,600 Ciena Corp. *                                                                           46
       361,200 Cisco Systems, Inc. *                                                                5,263
           100 Cogo Group, Inc. *                                                                       1
         1,900 CommScope, Inc. *                                                                       17
         3,000 Comtech Telecommunications Corp. *                                                     113
        25,700 Corning, Inc.                                                                          271
           100 Digi International, Inc. *                                                               1
        18,400 Dycom Industries, Inc. *                                                                85
         4,400 Echelon Corp. *                                                                         26
         2,000 EMS Technologies, Inc. *                                                                40
         5,400 Extreme Networks, Inc. *                                                                 8
        24,500 F5 Networks, Inc. *                                                                    490
        12,976 Finisar Corp. *                                                                          3
         1,300 Globecomm Systems, Inc. *                                                                7
         6,600 Harmonic, Inc. *                                                                        36
         1,000 Harris Corp.                                                                            37

================================================================================
35  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         1,800 Harris Stratex Networks, Inc. "A" *                                          $           7
         4,500 Infinera Corp. *                                                                        32
        46,200 InterDigital, Inc. *                                                                 1,357
         8,700 Ixia *                                                                                  43
         1,100 JDS Uniphase Corp. *                                                                     3
        40,500 Juniper Networks, Inc. *                                                               576
         1,800 Loral Space & Communications, Inc. *                                                    22
        11,400 Motorola, Inc.                                                                          40
           400 Netgear, Inc. *                                                                          4
         1,200 Neutral Tandem, Inc. *                                                                  24
        15,100 Nextwave Wireless, Inc. *                                                                2
         1,600 Oplink Communications, Inc. *                                                           12
         1,000 Opnext, Inc. *                                                                           2
         1,300 Parkervision, Inc. *                                                                     2
         1,700 Plantronics, Inc.                                                                       15
         8,200 Polycom, Inc. *                                                                        109
        12,300 Powerwave Technologies, Inc. *                                                           4
         1,100 QUALCOMM, Inc.                                                                          37
         2,100 Riverbed Technology, Inc. *                                                             22
           800 SeaChange International, Inc. *                                                          4
         2,800 ShoreTel, Inc. *                                                                        11
        38,200 Sonus Networks, Inc. *                                                                  47
        13,400 Sycamore Networks, Inc. *                                                               34
         3,200 Symmetricom, Inc. *                                                                     11
        15,000 Tekelec *                                                                              184
         2,100 Tellabs, Inc. *                                                                          8
         8,700 UTStarcom, Inc. *                                                                        9
         1,700 Viasat, Inc. *                                                                          31
                                                                                          ---------------
                                                                                                   10,219
                                                                                          ---------------
               COMPUTER HARDWARE (1.9%)
         2,300 3PAR, Inc. *                                                                            16
        75,300 Apple, Inc. *                                                                        6,725
         3,500 Avid Technology, Inc. *                                                                 35
         2,000 Cray, Inc. *                                                                             5
         8,300 Data Domain, Inc. *                                                                    108
       122,000 Dell, Inc. *                                                                         1,041
         1,600 Diebold, Inc.                                                                           35
       213,400 Hewlett-Packard Co.                                                                  6,195
       101,180 International Business Machines Corp.                                                9,312
         1,300 Isilon Systems, Inc. *                                                                   3
        89,800 NCR Corp. *                                                                            711
         1,500 Palm, Inc. *                                                                            11
         3,300 Stratasys, Inc. *                                                                       30
         3,700 Sun Microsystems, Inc. *                                                                17
         1,400 Super Micro Computer, Inc. *                                                             6
         5,900 Teradata Corp. *                                                                        91
                                                                                          ---------------
                                                                                                   24,341
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.4%)
         1,000 Compellent Technologies, Inc. *                                                         13
           600 Electronics for Imaging, Inc. *                                                          5
       122,000 EMC Corp. *                                                                          1,281
         6,100 Emulex Corp. *                                                                          32
           900 Hutchinson Technology, Inc. *                                                            2
         4,800 Hypercom Corp. *                                                                         6
         1,800 Immersion Corp. *                                                                        7
        24,800 Intermec, Inc. *                                                                       250
           100 Intevac, Inc. *                                                                         --
         8,700 Lexmark International, Inc. "A" *                                                      149
         3,100 NetApp, Inc. *                                                                          42
         2,400 Netezza Corp. *                                                                         14
           600 Novatel Wireless, Inc. *                                                                 3
         1,300 Presstek, Inc. *                                                                         2
       187,100 QLogic Corp. *                                                                       1,725

================================================================================
                                                 Portfolio of Investments  |  36

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         1,600 Rimage Corp. *                                                               $          20
         2,600 Seagate Technology                                                                      11
         1,900 STEC, Inc. *                                                                            11
        17,450 Synaptics, Inc. *                                                                      362
        45,800 Western Digital Corp. *                                                                626
                                                                                          ---------------
                                                                                                    4,561
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
        17,600 Affiliated Computer Services, Inc. "A" *                                               821
         1,300 Alliance Data Systems Corp. *                                                           38
         1,600 Automatic Data Processing, Inc.                                                         55
        10,900 Broadridge Financial Solutions, Inc.                                                   174
         1,100 Cass Information Systems, Inc.                                                          28
        34,800 Computer Sciences Corp. *                                                            1,209
           100 Convergys Corp. *                                                                        1
         5,900 CSG Systems International, Inc. *                                                       80
         1,000 DST Systems, Inc. *                                                                     29
           300 Euronet Worldwide, Inc. *                                                                3
         2,100 ExlService Holdings, Inc. *                                                             17
         4,600 Genpact Ltd. *                                                                          36
         2,900 Global Cash Access Holdings, Inc. *                                                      8
         1,600 Global Payments, Inc.                                                                   49
           100 Heartland Payment Systems, Inc.                                                          1
        29,000 Hewitt Associates, Inc. "A" *                                                          856
         2,200 infoGROUP, Inc. *                                                                        7
         9,000 Lender Processing Services, Inc.                                                       236
           100 MasterCard, Inc. "A"                                                                    16
           500 Metavante Technologies, Inc. *                                                           8
         3,900 Paychex, Inc.                                                                           86
         2,200 TeleTech Holdings, Inc. *                                                               19
         2,800 TNS, Inc. *                                                                             19
        20,900 Total System Services, Inc.                                                            263
         4,300 VeriFone Holdings, Inc. *                                                               19
         2,300 Visa, Inc. "A"                                                                         130
        21,800 Western Union Co.                                                                      243
           300 Wright Express Corp. *                                                                   4
                                                                                          ---------------
                                                                                                    4,455
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
         2,700 Acacia Research Corp. *                                                                  8
           100 Agilent Technologies, Inc. *                                                             1
           100 Amphenol Corp. "A"                                                                       3
         3,300 AVX Corp.                                                                               28
           900 Checkpoint Systems, Inc. *                                                               7
           600 China Security & Surveillance Technology, Inc. *                                         2
        65,200 Cogent, Inc. *                                                                         678
         1,700 Cognex Corp.                                                                            19
           300 Coherent, Inc. *                                                                         5
         1,600 CPI International, Inc. *                                                               12
           200 Daktronics, Inc.                                                                         1
        21,200 Dolby Laboratories, Inc. "A" *                                                         595
         3,100 DTS, Inc. *                                                                             51
         2,000 Electro Scientific Industries, Inc. *                                                   11
        13,100 Elixir Gaming Technologies, Inc. *                                                       1
         2,200 FARO Technologies, Inc. *                                                               26
         1,100 FLIR Systems, Inc. *                                                                    22
         4,400 Franklin Electric Co., Inc.                                                             97
         2,000 ICx Technologies, Inc. *                                                                 9
         1,600 IPG Photonics Corp. *                                                                   14
         5,000 Kopin Corp. *                                                                            8
           500 L-1 Identity Solutions, Inc. *                                                           2
         3,300 Littelfuse, Inc. *                                                                      38
         1,900 Maxwell Technologies, Inc. *                                                            11
           900 Measurement Specialties, Inc. *                                                          3
           200 Mettler Toledo International, Inc. *                                                    11

================================================================================
37  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         4,792 MTS Systems Corp.                                                            $         113
         1,700 National Instruments Corp.                                                              29
         2,400 Newport Corp. *                                                                         10
         2,500 OSI Systems, Inc. *                                                                     40
         1,100 Rofin-Sinar Technologies, Inc. *                                                        16
         3,100 Rogers Corp. *                                                                          57
         1,600 Technitrol, Inc.                                                                         2
         4,200 Universal Display Corp. *                                                               25
           500 Zygo Corp. *                                                                             2
                                                                                          ---------------
                                                                                                    1,957
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.1%)
       120,200 Benchmark Electronics, Inc. *                                                        1,174
         2,300 CTS Corp.                                                                                7
         1,100 Jabil Circuit, Inc.                                                                      5
         3,800 KEMET Corp. *                                                                            1
         2,700 Methode Electronics, Inc.                                                               10
         2,500 Molex, Inc.                                                                             28
           100 Multi-Fineline Electronix, Inc. *                                                        1
         2,900 Park Electrochemical Corp.                                                              46
           800 Plexus Corp. *                                                                          10
         7,600 Sanmina-SCI Corp. *                                                                      2
         3,300 Smart Modular Technologies, Inc. *                                                       4
         3,900 Trimble Navigation Ltd. *                                                               55
         2,900 TTM Technologies, Inc. *                                                                13
        27,000 Tyco Electronics Ltd.                                                                  256
                                                                                          ---------------
                                                                                                    1,612
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.0%)
         3,600 Activision Blizzard, Inc. *                                                             36
           900 Renaissance Learning, Inc.                                                               6
        16,300 Take-Two Interactive Software, Inc.                                                    101
         4,200 THQ, Inc. *                                                                             11
                                                                                          ---------------
                                                                                                      154
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.2%)
         2,200 Akamai Technologies, Inc. *                                                             40
        15,700 Ariba, Inc. *                                                                          137
         8,600 Art Technology Group, Inc. *                                                            19
           200 Bankrate, Inc. *                                                                         4
           100 Bidz.com, Inc. *                                                                        --
         2,103 Chordiant Software, Inc. *                                                               4
         2,200 comScore, Inc. *                                                                        20
         2,000 Constant Contact, Inc. *                                                                28
           900 CyberSource Corp. *                                                                     11
           300 Dealertrack Holdings, Inc. *                                                             3
         1,100 Dice Holdings, Inc. *                                                                    3
         9,000 Digital River, Inc. *                                                                  215
         1,800 DivX, Inc. *                                                                             8
        65,900 EarthLink, Inc. *                                                                      415
           400 eBay, Inc. *                                                                             4
           100 Google, Inc. "A" *                                                                      34
         4,600 HSW International, Inc. *                                                                1
         2,400 IAC/InterActiveCorp. *                                                                  36
         2,700 InfoSpace, Inc. *                                                                       14
         3,500 Internap Network Services Corp. *                                                       11
         1,700 Internet Brands, Inc. "A" *                                                              8
         2,600 Internet Capital Group, Inc. *                                                          11
         4,000 Interwoven, Inc. *                                                                      64
         5,300 J2 Global Communications, Inc. *                                                        99
           800 Keynote Systems, Inc. *                                                                  6
           100 Knot, Inc. *                                                                             1
         2,100 Limelight Networks, Inc. *                                                               6
         1,000 Liquidity Services, Inc. *                                                               5
         3,800 LivePerson, Inc. *                                                                       7

================================================================================
                                                 Portfolio of Investments  |  38

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         3,800 Loopnet, Inc. *                                                              $          22
         1,600 Marchex, Inc. "B"                                                                        6
           100 MercadoLibre, Inc. *                                                                     2
         3,100 ModusLink Global Solutions, Inc. *                                                       6
         7,600 Move, Inc. *                                                                            12
         2,500 NIC, Inc.                                                                               12
         1,100 Omniture, Inc. *                                                                        12
         1,900 Online Resources Corp. *                                                                 6
         2,300 Perficient, Inc. *                                                                       8
         5,900 RealNetworks, Inc. *                                                                    14
         5,400 S1 Corp. *                                                                              31
           500 Savvis, Inc. *                                                                           3
        29,400 Sohu.com, Inc. *                                                                     1,452
         3,790 SonicWALL, Inc. *                                                                       17
         2,800 SupportSoft, Inc. *                                                                      5
         1,100 Switch & Data Facilities Co., Inc. *                                                     7
         4,800 TeleCommunication Systems, Inc. "A" *                                                   40
         3,700 Terremark Worldwide, Inc. *                                                             10
           900 TheStreet.com, Inc.                                                                      2
         4,207 United Online, Inc.                                                                     20
         2,900 ValueClick, Inc. *                                                                      18
         1,800 Vignette Corp. *                                                                        12
         1,400 VistaPrint Ltd. *                                                                       34
         1,900 Vocus, Inc. *                                                                           32
         1,800 Web Com Group, Inc. *                                                                    5
           300 Websense, Inc. *                                                                         3
         1,500 Yahoo!, Inc. *                                                                          20
                                                                                          ---------------
                                                                                                    3,025
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.6%)
       142,000 Accenture Ltd. "A"                                                                   4,145
        36,896 Acxiom Corp.                                                                           306
         3,100 CACI International, Inc. "A" *                                                         133
         3,300 China Information Security Technology, Inc. *                                            8
         3,900 CIBER, Inc. *                                                                           10
        63,000 Cognizant Technology Solutions Corp. "A" *                                           1,159
         2,600 Forrester Research, Inc. *                                                              48
        97,100 Gartner, Inc. *                                                                        982
         2,700 Hackett Group, Inc. *                                                                    7
         1,500 iGATE Corp.                                                                              5
         3,000 Integral Systems, Inc. *                                                                27
         4,600 Lionbridge Technologies, Inc. *                                                          6
         2,300 ManTech International Corp. "A" *                                                      120
           233 Mastech Holdings, Inc. *                                                                --
           200 Maximus, Inc.                                                                            7
         6,600 MPS Group, Inc. *                                                                       33
         1,000 NCI, Inc. "A" *                                                                         27
         2,500 Ness Technologies, Inc. *                                                                7
         5,800 Perot Systems Corp. "A" *                                                               66
         3,400 RightNow Technologies, Inc. *                                                           27
         1,300 SAIC, Inc. *                                                                            25
         5,800 Sapient Corp. *                                                                         22
         3,300 SRA International, Inc. "A" *                                                           45
         9,652 Sykes Enterprises, Inc. *                                                              154
         3,600 Syntel, Inc.                                                                            73
         7,100 Unisys Corp. *                                                                           3
           700 Virtusa Corp. *                                                                          4
                                                                                          ---------------
                                                                                                    7,449
                                                                                          ---------------
               Office Electronics (0.0%)
        16,000 Xerox Corp.                                                                             83
         1,700 Zebra Technologies Corp. "A" *                                                          30
                                                                                          ---------------
                                                                                                      113
                                                                                          ---------------

================================================================================
39  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               SEMICONDUCTOR EQUIPMENT (0.1%)
         4,045 Advanced Energy Industries, Inc. *                                           $          27
           100 Applied Materials, Inc.                                                                  1
         9,900 Asyst Technologies, Inc. *                                                               2
           200 ATMI, Inc. *                                                                             3
        18,300 Axcelis Technologies, Inc. *                                                             6
         4,400 Brooks Automation, Inc. *                                                               19
           100 Cabot Microelectronics Corp. *                                                           2
         1,700 Cohu, Inc.                                                                              14
         2,800 Cymer, Inc. *                                                                           52
        13,000 Emcore Corp. *                                                                           9
         7,200 Entegris, Inc. *                                                                         4
           600 FEI Co. *                                                                                8
         1,500 FormFactor, Inc. *                                                                      22
           100 KLA-Tencor Corp.                                                                         2
         4,353 Kulicke & Soffa Industries, Inc. *                                                       6
         1,600 Lam Research Corp. *                                                                    31
        14,300 LTX-Credence Corp. *                                                                     3
         4,800 Mattson Technology, Inc. *                                                               3
         5,000 MEMC Electronic Materials, Inc. *                                                       75
         1,200 MKS Instruments, Inc. *                                                                 15
         1,800 Novellus Systems, Inc. *                                                                23
         4,100 Photronics, Inc. *                                                                       4
           100 Rubicon Technology, Inc. *                                                              --
         2,100 Rudolph Technologies, Inc. *                                                             6
         1,600 Semitool, Inc. *                                                                         4
         3,100 Teradyne, Inc. *                                                                        13
        23,700 Tessera Technologies, Inc. *                                                           256
         1,400 Ultra Clean Holdings, Inc. *                                                             1
         1,700 Ultratech, Inc. *                                                                       19
         6,400 Varian Semiconductor Equipment Associates, Inc. *                                      117
         2,200 Veeco Instruments, Inc. *                                                                9
                                                                                          ---------------
                                                                                                      756
                                                                                          ---------------
               SEMICONDUCTORS (0.2%)
         3,600 Actel Corp. *                                                                           33
         3,000 Advanced Analogic Technologies, Inc. *                                                   9
         3,300 Advanced Micro Devices, Inc. *                                                           7
         2,000 Altera Corp.                                                                            31
         7,300 Amkor Technology, Inc. *                                                                12
         3,700 ANADIGICS, Inc. *                                                                        6
         1,900 Analog Devices, Inc.                                                                    35
         4,500 Applied Micro Circuits Corp. *                                                          16
         8,700 Atheros Communications, Inc. *                                                         105
         2,400 Atmel Corp. *                                                                            9
           400 Cavium Networks, Inc. *                                                                  4
         3,200 Ceva, Inc. *                                                                            19
         4,500 Cirrus Logic, Inc. *                                                                    16
         1,800 Cree, Inc. *                                                                            35
         6,400 Cypress Semiconductor Corp. *                                                           36
           100 Diodes, Inc. *                                                                           1
           100 DSP Group, Inc. *                                                                        1
         1,900 Entropic Communications, Inc. *                                                          1
         1,600 Exar Corp. *                                                                             9
           600 Fairchild Semiconductor International, Inc. *                                            2
         4,000 Hittite Microwave Corp. *                                                              110
           900 Integrated Device Technology, Inc. *                                                     4
         4,500 Intel Corp.                                                                             57
         1,000 International Rectifier Corp. *                                                         13
         2,500 Intersil Corp. "A"                                                                      25
         1,100 IXYS Corp.                                                                               9
        17,800 Lattice Semiconductor Corp. *                                                           23
           100 Linear Technology Corp.                                                                  2
         3,400 LSI Corp. *                                                                             10

================================================================================
                                                 Portfolio of Investments  |  40

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
           800 Marvell Technology Group Ltd. *                                              $           6
         7,000 Micrel, Inc.                                                                            46
           100 Microchip Technology, Inc.                                                               2
         4,000 Micron Technology, Inc. *                                                               13
        12,600 Microsemi Corp. *                                                                      127
         3,400 Microtune, Inc. *                                                                        6
         3,000 MIPS Technologies, Inc. *                                                                6
           175 Monolithic Power Systems, Inc. *                                                         2
           100 National Semiconductor Corp.                                                             1
           100 NetLogic Microsystems, Inc. *                                                            2
           700 NVE Corp. *                                                                             19
           200 NVIDIA Corp. *                                                                           2
         3,500 OmniVision Technologies, Inc. *                                                         24
       132,500 ON Semiconductor Corp. *                                                               485
         1,600 Pericom Semiconductor Corp. *                                                            9
         1,800 PLX Technology, Inc. *                                                                   4
        14,600 PMC-Sierra, Inc. *                                                                      75
           600 Power Integrations, Inc.                                                                11
        23,800 RF Micro Devices, Inc. *                                                                22
           600 Semtech Corp. *                                                                          7
           100 Sigma Designs, Inc. *                                                                    1
         5,100 Silicon Image, Inc. *                                                                   12
         2,900 Silicon Laboratories, Inc. *                                                            63
         4,500 Silicon Storage Technology, Inc. *                                                       7
         9,800 SiRF Technology Holdings, Inc. *                                                        18
         8,400 Skyworks Solutions, Inc. *                                                              55
        13,200 Spansion, Inc. "A" *                                                                     1
         3,100 Standard Microsystems Corp. *                                                           48
         1,700 Supertex, Inc. *                                                                        35
         2,000 Techwell, Inc. *                                                                        11
         2,700 Texas Instruments, Inc.                                                                 39
         4,500 Trident Microsystems, Inc. *                                                             6
        10,000 TriQuint Semiconductor, Inc. *                                                          23
         3,500 Volterra Semiconductor Corp. *                                                          28
         1,700 Xilinx, Inc.                                                                            30
         8,800 Zoran Corp. *                                                                           46
                                                                                          ---------------
                                                                                                    1,932
                                                                                          ---------------
               SYSTEMS SOFTWARE (1.3%)
           500 ArcSight, Inc. *                                                                         5
         4,800 BMC Software, Inc. *                                                                   142
        38,900 CA, Inc.                                                                               659
         5,800 CommVault Systems, Inc. *                                                               64
         2,900 DemandTec, Inc. *                                                                       21
         2,200 Double-Take Software, Inc. *                                                            15
         2,400 FalconStor Software, Inc. *                                                              6
         6,000 Macrovision Solutions Corp. *                                                           94
           800 McAfee, Inc. *                                                                          22
        34,200 MICROS Systems, Inc. *                                                                 550
       715,600 Microsoft Corp.                                                                     11,557
           100 Netsuite, Inc. *                                                                         1
         1,800 Novell, Inc. *                                                                           6
        47,400 Oracle Corp. *                                                                         737
         4,800 Phoenix Technologies Ltd. *                                                             11
         5,300 Progress Software Corp. *                                                               85
         2,800 Quality Systems, Inc.                                                                  108
         1,800 Radiant Systems, Inc. *                                                                  5
         4,700 Red Hat, Inc. *                                                                         64
         1,800 Sourcefire, Inc. *                                                                      12
        46,900 Sybase, Inc. *                                                                       1,275
        43,600 Symantec Corp. *                                                                       603
           600 VASCO Data Security International, Inc. *                                                3
         8,400 VMware, Inc. "A" *                                                                     174

================================================================================
41  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        22,600 Wind River Systems, Inc. *                                                   $         171
                                                                                          ---------------
                                                                                                   16,390
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.0%)
         1,500 Agilysys, Inc.                                                                           5
         2,200 Anixter International, Inc. *                                                           65
         1,200 Arrow Electronics, Inc. *                                                               20
         1,800 Avnet, Inc. *                                                                           31
         3,600 Brightpoint, Inc. *                                                                     14
        31,700 Ingram Micro, Inc. "A" *                                                               345
         3,300 Insight Enterprises, Inc. *                                                              9
           200 ScanSource, Inc. *                                                                       3
         3,000 Tech Data Corp. *                                                                       52
         1,600 TechTarget, Inc. *                                                                       4
                                                                                          ---------------
                                                                                                      548
                                                                                          ---------------
               Total Information Technology                                                        81,435
                                                                                          ---------------

               MATERIALS (0.9%)
               ----------------
               ALUMINUM (0.0%)
           100 Alcoa, Inc.                                                                              1
           200 Century Aluminum Co. *                                                                  --
                                                                                          ---------------
                                                                                                        1
                                                                                          ---------------
               COMMODITY CHEMICALS (0.0%)
         5,000 Calgon Carbon Corp. *                                                                   73
         1,300 Celanese Corp. "A"                                                                      11
         1,800 Innophos Holdings, Inc.                                                                 19
           200 Koppers Holdings, Inc.                                                                   3
         1,700 NL Industries, Inc.                                                                     16
         2,100 Spartech Corp.                                                                           5
         3,400 Westlake Chemical Corp.                                                                 43
                                                                                          ---------------
                                                                                                      170
                                                                                          ---------------
               CONSTRUCTION MATERIALS (0.0%)
         1,000 Eagle Materials, Inc.                                                                   19
         2,900 Headwaters, Inc. *                                                                       6
           800 Martin Marietta Materials, Inc.                                                         61
        15,400 Texas Industries, Inc.                                                                 248
         1,700 U.S. Concrete, Inc. *                                                                    3
           300 United States Lime and Minerals, Inc. *                                                  6
         1,800 Vulcan Materials Co.                                                                    74
                                                                                          ---------------
                                                                                                      417
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.2%)
            21 Ashland, Inc.                                                                           --
         1,700 Cabot Corp.                                                                             18
        29,000 Dow Chemical Co.                                                                       208
           100 E.I. du Pont de Nemours & Co.                                                            2
        10,400 Eastman Chemical Co.                                                                   213
        46,500 FMC Corp.                                                                            1,880
         1,900 Huntsman Corp.                                                                           5
         3,966 LSB Industries, Inc. *                                                                  34
        33,800 Olin Corp.                                                                             353
         2,500 PPG Industries, Inc.                                                                    78
         5,100 ShengdaTech, Inc. *                                                                     18
         6,700 Solutia, Inc. *                                                                         25
                                                                                          ---------------
                                                                                                    2,834
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.0%)
           100 AMCOL International Corp.                                                                1
         5,700 Compass Minerals International, Inc.                                                   298
           100 Freeport-McMoRan Copper & Gold, Inc.                                                     3
         2,200 Horsehead Holding Corp. *                                                                8
           100 RTI International Metals, Inc. *                                                         1

================================================================================
                                                 Portfolio of Investments  |  42

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         4,100 Southern Copper Corp.                                                        $          56
         1,100 Titanium Metals Corp.                                                                    7
                                                                                          ---------------
                                                                                                      374
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
         4,500 American Vanguard Corp.                                                                 62
        37,800 CF Industries Holdings, Inc.                                                         2,432
        11,600 Intrepid Potash, Inc. *                                                                260
           300 Monsanto Co.                                                                            23
        13,400 Mosaic Co.                                                                             577
           900 Scotts Miracle-Gro Co. "A"                                                              25
        12,700 Terra Industries, Inc.                                                                 327
                                                                                          ---------------
                                                                                                    3,706
                                                                                          ---------------
               FOREST PRODUCTS (0.0%)
         3,100 Louisiana-Pacific Corp.                                                                  5
                                                                                          ---------------
               INDUSTRIAL GASES (0.0%)
           200 Air Products & Chemicals, Inc.                                                           9
           800 Airgas, Inc.                                                                            25
           100 Praxair, Inc.                                                                            6
                                                                                          ---------------
                                                                                                       40
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.1%)
           900 AEP Industries, Inc. *                                                                  12
         7,100 AptarGroup, Inc.                                                                       199
        18,800 Ball Corp.                                                                             757
           100 Crown Holdings, Inc. *                                                                   2
         4,000 Greif, Inc. "A"                                                                        123
         1,950 Myers Industries, Inc.                                                                   8
           100 Owens-Illinois, Inc. *                                                                   2
         1,400 Pactiv Corp. *                                                                          22
         3,100 Silgan Holdings, Inc.                                                                  152
                                                                                          ---------------
                                                                                                    1,277
                                                                                          ---------------
               PAPER PACKAGING (0.1%)
         3,400 Bemis Co., Inc.                                                                         63
         6,900 Boise, Inc. *                                                                            2
        13,400 Graphic Packaging Holding Co. *                                                         11
        11,300 Packaging Corp. of America                                                             120
         2,500 Rock-Tenn Co. "A"                                                                       69
         2,700 Sealed Air Corp.                                                                        30
         5,200 Smurfit-Stone Container Corp. *                                                         --
         6,900 Sonoco Products Co.                                                                    133
           500 Temple-Inland, Inc.                                                                      2
                                                                                          ---------------
                                                                                                      430
                                                                                          ---------------
               PAPER PRODUCTS (0.0%)
         7,300 AbitibiBowater, Inc. *                                                                   3
         1,900 Buckeye Technologies, Inc. *                                                             4
         1,028 Clearwater Paper Corp. *                                                                10
         3,800 Glatfelter                                                                              24
         6,100 International Paper Co.                                                                 35
        18,900 MeadWestvaco Corp.                                                                     176
         2,800 Verso Paper Corp.                                                                        2
         9,200 Wausau Paper Corp.                                                                      51
                                                                                          ---------------
                                                                                                      305
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.2%)
         3,200 A. Schulman, Inc.                                                                       46
         3,300 Albemarle Corp.                                                                         64
         1,000 Arch Chemicals, Inc.                                                                    18
         2,800 Balchem Corp.                                                                           58
         4,900 Chemtura Corp.                                                                           2
         4,100 Cytec Industries, Inc.                                                                  63
           400 Ecolab, Inc.                                                                            13

================================================================================
43  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         1,400 Ferro Corp.                                                                  $           2
         1,500 GenTek, Inc. *                                                                          21
         6,500 H.B. Fuller Co.                                                                         74
         1,300 ICO, Inc. *                                                                              2
         1,500 Innospec, Inc.                                                                           6
           700 International Flavors & Fragrances, Inc.                                                18
         4,300 Landec Corp. *                                                                          20
           700 Lubrizol Corp.                                                                          19
           700 Metabolix, Inc. *                                                                        4
         3,900 Minerals Technologies, Inc.                                                            117
        24,000 Nalco Holding Co.                                                                      273
           500 OM Group, Inc. *                                                                         8
         5,600 Polyone Corp. *                                                                          9
           400 Quaker Chemical Corp.                                                                    2
           300 Rockwood Holdings, Inc. *                                                                2
         1,400 Rohm & Haas Co.                                                                         73
         1,100 RPM International, Inc.                                                                 12
         5,100 Sensient Technologies Corp.                                                            103
           100 Sigma-Aldrich Corp.                                                                      4
           300 Stepan Co.                                                                               8
         2,300 Symyx Technologies, Inc. *                                                               8
        44,600 Valspar Corp.                                                                          745
         1,300 W.R. Grace & Co. *                                                                       7
         1,600 Zep, Inc.                                                                               13
           200 Zoltek Companies, Inc. *                                                                 1
                                                                                          ---------------
                                                                                                    1,815
                                                                                          ---------------
               STEEL (0.0%)
           100 AK Steel Holding Corp.                                                                   1
         1,700 Allegheny Technologies, Inc.                                                            33
           100 AM Castle & Co.                                                                          1
         2,900 Carpenter Technology Corp.                                                              40
         3,100 China Precision Steel, Inc. *                                                            3
           500 Commercial Metals Co.                                                                    5
           500 General Steel Holdings, Inc. *                                                           1
         3,300 Gibraltar Industries, Inc.                                                              21
         1,400 Haynes International, Inc. *                                                            19
         1,300 Nucor Corp.                                                                             44
           300 Olympic Steel, Inc.                                                                      4
         1,500 Reliance Steel & Aluminum Co.                                                           36
         1,600 Schnitzer Steel Industries, Inc. "A"                                                    46
         2,600 Steel Dynamics, Inc.                                                                    22
         1,500 United States Steel Corp.                                                               29
         1,000 Universal Stainless & Alloy Products, Inc. *                                            10
        11,000 Worthington Industries, Inc.                                                            90
                                                                                          ---------------
                                                                                                      405
                                                                                          ---------------
               Total Materials                                                                     11,779
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.0%)
           700 Cogent Communications Group, Inc. *                                                      5
         7,100 Globalstar, Inc. *                                                                       2
         2,700 iBasis, Inc. *                                                                           2
        29,900 Level 3 Communications, Inc. *                                                          24
        21,300 PAETEC Holding Corp. *                                                                  31
           500 Premiere Global Services, Inc. *                                                         4
         6,800 tw telecom, inc. *                                                                      55
         9,900 Vonage Holdings Corp. *                                                                  3
                                                                                          ---------------
                                                                                                      126
                                                                                          ---------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
         5,400 Alaska Communications Systems Group, Inc.                                               34
        16,100 AT&T, Inc.                                                                             383

================================================================================
                                                 Portfolio of Investments  |  44

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
           700 Cbeyond, Inc. *                                                              $          10
        31,300 CenturyTel, Inc.                                                                       824
        22,900 Cincinnati Bell, Inc. *                                                                 38
           100 Consolidated Communications Holdings, Inc.                                               1
         4,900 Embarq Corp.                                                                           171
         4,569 Fairpoint Communications, Inc.                                                           9
         1,000 General Communication, Inc. "A" *                                                        5
           300 Invitel Holdings A/S ADR *                                                               1
           600 Iowa Telecommunication Services, Inc.                                                    8
        17,900 NeuStar, Inc. "A" *                                                                    277
         2,800 NTELOS Holdings Corp.                                                                   54
         8,800 Qwest Communications International, Inc.                                                30
         2,900 Shenandoah Telecommunications Co.                                                       61
         7,700 Verizon Communications, Inc.                                                           220
        24,400 Windstream Corp.                                                                       182
                                                                                          ---------------
                                                                                                    2,308
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.0%)
           800 Centennial Communications Corp. *                                                        7
           600 Clearwire Corp. "A" *                                                                    2
        17,400 ICO Global Communications Holdings Ltd. *                                                4
           100 iPCS, Inc. *                                                                             1
           100 Leap Wireless International, Inc. *                                                      3
         3,000 NII Holdings, Inc. *                                                                    38
        14,100 Sprint Nextel Corp. *                                                                   46
         2,600 Starent Networks Corp. *                                                                41
        15,700 Syniverse Holdings, Inc. *                                                             238
           500 Telephone & Data Systems, Inc.                                                          15
         1,800 U.S. Cellular Corp. *                                                                   62
         2,100 USA Mobility, Inc. *                                                                    19
         3,000 Virgin Mobile USA, Inc. "A" *                                                            3
                                                                                          ---------------
                                                                                                      479
                                                                                          ---------------
               Total Telecommunication Services                                                     2,913
                                                                                          ---------------

               UTILITIES (1.4%)
               ----------------
               ELECTRIC UTILITIES (0.5%)
           100 Allegheny Energy, Inc.                                                                   2
         4,500 Allete, Inc.                                                                           120
           100 American Electric Power Co., Inc.                                                        3
           400 Central Vermont Public Service Corp.                                                     8
         4,700 CH Energy Group, Inc.                                                                  196
        16,200 Cleco Corp.                                                                            333
         4,600 DPL, Inc.                                                                               93
           100 Duke Energy Corp.                                                                        1
           600 Edison International                                                                    16
         7,900 El Paso Electric Co. *                                                                 112
           700 Empire District Electric Co.                                                            10
        46,100 Exelon Corp.                                                                         2,177
        16,500 FirstEnergy Corp.                                                                      702
        24,800 FPL Group, Inc.                                                                      1,124
           300 Great Plains Energy, Inc.                                                                4
           600 Hawaiian Electric Industries, Inc.                                                       8
         1,200 IdaCorp, Inc.                                                                           29
           600 ITC Holdings Corp.                                                                      22
         8,000 MGE Energy, Inc.                                                                       241
           800 Pepco Holdings, Inc.                                                                    12
           200 Pinnacle West Capital Corp.                                                              5
         6,600 Portland General Electric Co.                                                          108
           200 PPL Corp.                                                                                6
         1,800 Reliant Energy, Inc. *                                                                   6
           300 Southern Co.                                                                             9
         4,800 UIL Holdings Corp.                                                                      99
         2,900 UniSource Energy Corp.                                                                  73

================================================================================
45  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         1,500 Weststar Energy, Inc.                                                        $          25
                                                                                          ---------------
                                                                                                    5,544
                                                                                          ---------------
               GAS UTILITIES (0.5%)
           100 AGL Resources, Inc.                                                                      3
           200 Atmos Energy Corp.                                                                       4
         1,100 Chesapeake Utilities Corp.                                                              29
         1,500 Energen Corp.                                                                           40
           300 EQT Corp.                                                                                9
           500 Kinder Morgan Energy Partners, LP                                                       23
         5,200 Laclede Group, Inc.                                                                    206
        24,300 National Fuel Gas Co.                                                                  737
        58,000 New Jersey Resources Corp.                                                           2,034
         4,600 Nicor, Inc.                                                                            144
        24,000 Northwest Natural Gas Co.                                                              983
        22,500 Piedmont Natural Gas Co., Inc.                                                         543
         1,100 Questar Corp.                                                                           32
        15,200 South Jersey Industries, Inc.                                                          548
         1,000 Southern Union Co.                                                                      13
         1,300 Southwest Gas Corp.                                                                     25
         1,800 Suburban Propane Partners, LP                                                           65
        36,500 UGI Corp.                                                                              876
         5,000 WGL Holdings, Inc.                                                                     152
                                                                                          ---------------
                                                                                                    6,466
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
           200 AES Corp. *                                                                              1
         1,800 Constellation Energy Group, Inc.                                                        36
           100 Enernoc, Inc. *                                                                          1
        14,300 Mirant Corp. *                                                                         175
        20,500 NRG Energy, Inc. *                                                                     387
         6,600 Ormat Technologies, Inc.                                                               170
         4,300 Synthesis Energy Systems, Inc. *                                                         2
                                                                                          ---------------
                                                                                                      772
                                                                                          ---------------
               MULTI-UTILITIES (0.3%)
         1,600 Alliant Energy Corp.                                                                    37
        25,200 Avista Corp.                                                                           361
         1,200 Black Hills Corp.                                                                       21
         8,500 Calpine Corp. *                                                                         48
        74,800 CenterPoint Energy, Inc.                                                               772
        23,900 Consolidated Edison, Inc.                                                              865
         1,300 Dominion Resources, Inc.                                                                39
        50,900 DTE Energy Co.                                                                       1,363
           100 Integrys Energy Group, Inc.                                                              2
        11,700 MDU Resources Group, Inc.                                                              177
         2,300 NiSource, Inc.                                                                          20
         2,900 NorthWestern Corp.                                                                      60
         1,900 NSTAR                                                                                   61
           600 OGE Energy Corp.                                                                        13
           200 PG&E Corp.                                                                               8
         8,500 PNM Resources, Inc.                                                                     65
           100 Public Service Enterprise Group, Inc.                                                    3
           200 SCANA Corp.                                                                              6
           500 Sempra Energy                                                                           21
         2,200 TECO Energy, Inc.                                                                       21
         4,300 Vectren Corp.                                                                           90
           100 Wisconsin Energy Corp.                                                                   4
           400 Xcel Energy, Inc.                                                                        7
                                                                                          ---------------
                                                                                                    4,064
                                                                                          ---------------
               WATER UTILITIES (0.0%)
         1,000 American States Water Co.                                                               34
           400 American Water Works Co., Inc.                                                           7
         1,000 Aqua America, Inc.                                                                      18

================================================================================
                                                  Portfolio of Investments  | 46

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         1,800 Cadiz, Inc. *                                                                $          14
         6,000 California Water Service Group                                                         236
         1,400 Connecticut Water Service, Inc.                                                         29
         1,800 Middlesex Water Co.                                                                     25
         6,200 SJW Corp.                                                                              143
         1,700 Southwest Water Co.                                                                      8
                                                                                          ---------------
                                                                                                      514
                                                                                          ---------------
               Total Utilities                                                                     17,360
                                                                                          ---------------
               Total Common Stocks (cost: $541,130)                                               422,585
                                                                                          ---------------
               PREFERRED SECURITIES (0.3%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
        35,000 Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual (a)          1,940
                                                                                          ---------------

               FINANCIALS (0.1%)
               -----------------
               LIFE & HEALTH INSURANCE (0.1%)
       130,000 Delphi Financial Group, Inc., 7.38%, perpetual                                       1,327
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.0%)
        12,000 Washington Mutual Capital Trust, 5.38%, cumulative convertible, perpetual               41
                                                                                          ---------------
               Total Financials                                                                     1,368
                                                                                          ---------------

               U.S. GOVERNMENT (0.0%)
               ----------------------
       140,000 Fannie Mae, 8.25%, perpetual                                                           124
        80,000 Freddie Mac, 8.38%, perpetual                                                           40
                                                                                          ---------------
               Total U.S. Government                                                                  164
                                                                                          ---------------
               Total Preferred Securities (cost: $12,726)                                           3,472
                                                                                          ---------------
               RIGHTS (0.0%)

               HEALTH CARE (0.0%)
               ------------------
               HEALTH CARE EQUIPMENT (0.0%)
           100 Fresenius Kabi Pharmaceuticals Holding, Inc. *                                          --
                                                                                          ---------------
               WARRANTS (0.0%)

               ENERGY (0.0%)
               -------------
               COAL & CONSUMABLE FUELS (0.0%)
            90 GreenHunter Energy, Inc. acquired 7/15/2008; cost $0*(b),(c),(d)                        --
                                                                                          ---------------
               EXCHANGE-TRADED FUNDS (0.4%)
        83,900 iShares Russell 1000 Growth Index Fund                                               2,726
        58,500 iShares Russell 1000 Index Fund                                                      2,362
        12,000 iShares Russell 1000 Value Index Fund                                                  456
            58 SPDR Trust Series 1                                                                      5
                                                                                          ---------------
               Total Exchange-Traded Funds (cost: $9,887)                                           5,549
                                                                                          ---------------
               HEDGE FUNDS (3.4%)
     2,866,972 Deutsche iGAP Investment Trust "B", acquired 10/01/2008; cost:
               $50,000*(a),(b)                                                                     42,689
                                                                                          ---------------
               Total U.S. Equity Securities(cost: $613,743)                                       474,295
                                                                                          ---------------

================================================================================
47  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               INTERNATIONAL EQUITY SECURITIES (24.0%)
               COMMON STOCKS (19.4%)

               CONSUMER DISCRETIONARY (1.6%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
         1,400 FGX International Holdings Ltd. *                                            $          12
         9,000 Onward Holdings Co. Ltd.                                                                52
         7,939 Swatch Group Ltd.                                                                      175
                                                                                          ---------------
                                                                                                      239
                                                                                          ---------------
               APPAREL RETAIL (0.1%)
        10,800 Fast Retailing Co.                                                                   1,101
         8,825 Hennes & Mauritz AB "B"                                                                331
         2,000 Lululemon Athletica, Inc. *                                                             11
         3,770 Point, Inc.                                                                            156
           500 Shimamura Co. Ltd.                                                                      26
                                                                                          ---------------
                                                                                                    1,625
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.1%)
        12,200 Autoliv, Inc.                                                                          182
        39,000 NHK Spring Co.                                                                         134
        21,800 NOK Corp.                                                                              160
         8,900 Tachi-S Co. Ltd.                                                                        41
        11,600 Toyota Industries Corp.                                                                251
                                                                                          ---------------
                                                                                                      768
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.4%)
         7,371 Bayerische Motoren Werke AG                                                            185
        24,194 Daimler AG                                                                             552
        75,365 Fiat S.p.A.                                                                            340
        17,900 Honda Motor Co. Ltd.                                                                   438
        44,000 Isuzu Motors                                                                            44
       152,000 Mazda Motor Corp.                                                                      196
       229,500 Nissan Motor Co. Ltd.                                                                  720
        14,412 Renault S.A.                                                                           211
        52,800 Toyota Motor Corp.                                                                   1,721
           404 Volkswagen AG                                                                           96
                                                                                          ---------------
                                                                                                    4,503
                                                                                          ---------------
               BROADCASTING (0.2%)
           600 Central European Media Enterprises Ltd. "A" *                                            4
            62 Fuji Television Network, Inc.                                                           71
       173,400 Grupo Televisa S.A. de C.V. ADR                                                      2,110
        13,823 Macquarie Media Group Ltd.                                                               5
                                                                                          ---------------
                                                                                                    2,190
                                                                                          ---------------
               CABLE & SATELLITE (0.0%)
        19,416 Promotora de Informaciones S.A.                                                         31
        28,990 SES                                                                                    537
                                                                                          ---------------
                                                                                                      568
                                                                                          ---------------
               CASINOS & GAMING (0.2%)
        29,715 Aristocrat Leisure, Ltd.                                                                71
        60,978 OPAP S.A.                                                                            1,574
        86,826 Tabcorp Holdings Ltd.                                                                  354
                                                                                          ---------------
                                                                                                    1,999
                                                                                          ---------------
               CATALOG RETAIL (0.1%)
       223,423 Home Retail Group                                                                      680
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.0%)
        10,200 Edion Corp.                                                                             26

================================================================================
                                                 Portfolio of Investments  |  48

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         5,000 KS Holdings Corp.                                                            $          60
                                                                                          ---------------
                                                                                                       86
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.3%)
       183,700 Koninklijke Philips Electronics N.V.                                                 2,937
        51,000 Matsushita Electric Industrial Co. Ltd.                                                603
         2,800 Sony Corp.                                                                              48
                                                                                          ---------------
                                                                                                    3,588
                                                                                          ---------------
               DEPARTMENT STORES (0.0%)
        16,741 Arcandor AG *                                                                           29
         7,696 PPR                                                                                    463
                                                                                          ---------------
                                                                                                      492
                                                                                          ---------------
               DISTRIBUTORS (0.0%)
       237,586 Pacific Brands Ltd.                                                                     34
           284 S.A. D'Ieteren N.V.                                                                     35
                                                                                          ---------------
                                                                                                       69
                                                                                          ---------------
               FOOTWEAR (0.0%)
        78,000 Yue Yuen Industrial Holdings, Ltd.                                                     146
                                                                                          ---------------
               HOMEBUILDING (0.0%)
         4,560 Goldcrest Co., Ltd.                                                                     83
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.0%)
         8,650 Nitori Co.                                                                             460
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.0%)
        11,715 Intercontinental Hotels Group plc                                                       81
           300 Orient-Express Hotels Ltd. "A"                                                           1
                                                                                          ---------------
                                                                                                       82
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.0%)
        10,300 Makita Corp.                                                                           207
                                                                                          ---------------
               INTERNET RETAIL (0.0%)
            31 Dena Co. Ltd.                                                                           93
                                                                                          ---------------
               LEISURE FACILITIES (0.0%)
         6,000 TOKYO DOME Corp.                                                                        15
                                                                                          ---------------
               LEISURE PRODUCTS (0.1%)
        12,600 Sankyo Co.                                                                             573
         6,700 Tomy Co.                                                                                27
                                                                                          ---------------
                                                                                                      600
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.1%)
           300 CTC Media, Inc. *                                                                        1
        38,485 Vivendi S.A.                                                                           925
                                                                                          ---------------
                                                                                                      926
                                                                                          ---------------
               PUBLISHING (0.0%)
        42,092 Eniro AB                                                                                29
        35,029 Fairfax Media Ltd. (d)                                                                  20
         4,241 Reed Elsevier N.V.                                                                      48
        89,583 Yell Group plc                                                                          27
                                                                                          ---------------
                                                                                                      124
                                                                                          ---------------
               RESTAURANTS (0.0%)
         8,484 Greene King plc                                                                         51
        35,095 Marston's plc                                                                           58
         1,600 Tim Hortons, Inc.                                                                       38
                                                                                          ---------------
                                                                                                      147
                                                                                          ---------------
               TEXTILES (0.0%)
        19,000 Nisshinbo Industries, Inc.                                                             138
                                                                                          ---------------

================================================================================
49  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                        19,828
                                                                                          ---------------

               CONSUMER STAPLES (1.8%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.0%)
       262,000 Wilmar International Ltd.                                                    $         487
                                                                                          ---------------
               BREWERS (0.0%)
         9,200 Asahi Breweries Ltd.                                                                   116
        97,224 Fosters Group                                                                          343
        10,000 Kirin Holdings Co. Ltd.                                                                 97
                                                                                          ---------------
                                                                                                      556
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.1%)
        99,315 Diageo plc                                                                           1,165
         7,221 Pernod Ricard S.A.                                                                     398
                                                                                          ---------------
                                                                                                    1,563
                                                                                          ---------------
               DRUG RETAIL (0.0%)
         5,600 Cawachi Ltd.                                                                            93
         3,000 Matsumotokiyoshi Holdings Co. Ltd.                                                      55
                                                                                          ---------------
                                                                                                      148
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.0%)
       131,727 AWB "B"                                                                                 75
                                                                                          ---------------
               FOOD RETAIL (0.6%)
         3,227 Casino Guichard-Perrachon S.A.                                                         202
         4,300 Circle K Sunkus Co.                                                                     67
         4,371 Delhaize Group                                                                         255
       136,524 Koninklijke Ahold  N.V.                                                              1,533
        55,600 Lawson, Inc.                                                                         2,421
        35,700 Metro, Inc.                                                                          1,072
        17,400 Seven & I Holdings Co. Ltd.                                                            391
        73,298 Tesco plc                                                                              350
         3,300 Valor Co.                                                                               25
        40,915 Woolworths Ltd.                                                                        684
                                                                                          ---------------
                                                                                                    7,000
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.2%)
         2,584 Henkel AG & Co. KGaA                                                                    56
        34,000 Kao Corp.                                                                              650
        32,727 Reckitt Benckiser Group plc                                                          1,262
                                                                                          ---------------
                                                                                                    1,968
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.1%)
           813 Carrefour S.A.                                                                          27
        35,000 Uny Co. Ltd.                                                                           261
        58,389 Wesfarmers Ltd.                                                                        657
         2,758 Wesfarmers Ltd.                                                                         31
                                                                                          ---------------
                                                                                                      976
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.5%)
         2,677 East Asiatic Co. Ltd. A/S                                                               78
       324,862 Goodman Fielder Ltd.                                                                   240
        44,000 Kerry Group plc "A"                                                                    937
           200 Lindt & Spruengli                                                                      316
        78,355 Nestle S.A.                                                                          2,568
         9,000 Nisshin OilliO Group Ltd.                                                               44
        71,147 Tate & Lyle plc                                                                        270
         5,000 Toyo Suisan Kaisha Ltd.                                                                120
        12,689 Unilever N.V.                                                                          245
           100 Unilever N.V.                                                                            2
        74,701 Unilever plc                                                                         1,463
                                                                                          ---------------
                                                                                                    6,283
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |  50

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               TOBACCO (0.3%)
        51,188 British America Tobacco plc                                                  $       1,317
        66,200 Imperial Tobacco Group plc                                                           1,592
        40,144 Swedish Match                                                                          528
                                                                                          ---------------
                                                                                                    3,437
                                                                                          ---------------
               Total Consumer Staples                                                              22,493
                                                                                          ---------------

               ENERGY (1.8%)
               -------------
               INTEGRATED OIL & GAS (1.5%)
        11,254 BG Group plc                                                                           162
       465,754 BP plc (e)                                                                           2,989
       151,141 ENI S.p.A.                                                                           3,039
        12,819 OMV AG                                                                                 339
        12,800 Petro-Canada                                                                           280
        65,563 Repsol YPF S.A.                                                                      1,016
       134,626 Royal Dutch Shell plc "A" (e)                                                        2,977
        76,600 Royal Dutch Shell plc "A"                                                            1,689
        93,664 Royal Dutch Shell plc "B" (e)                                                        1,990
        73,850 Statoil ASA                                                                          1,240
           100 Suncor Energy, Inc.                                                                      2
        48,863 Total S.A.                                                                           2,322
                                                                                          ---------------
                                                                                                   18,045
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.0%)
        12,056 Compagnie Generale de Geophysique-Veritas *                                            133
        12,800 Petroleum Geo-Services ASA *                                                            43
        20,733 Tenaris S.A.                                                                           180
         3,300 Weatherford International Ltd. *                                                        35
                                                                                          ---------------
                                                                                                      391
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.1%)
           100 EnCana Corp.                                                                             4
        19,200 Energy XXI Bermuda Ltd.                                                                  7
           181 INPEX Holdings, Inc.                                                                 1,257
           700 Nexen, Inc.                                                                             10
                                                                                          ---------------
                                                                                                    1,278
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.2%)
        27,159 Caltex Australia                                                                       163
         9,000 Nippon Mining Holdings, Inc.                                                            32
       432,000 Nippon Oil Corp                                                                      2,085
                                                                                          ---------------
                                                                                                    2,280
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.0%)
         2,600 DHT Maritime, Inc.                                                                      14
         3,315 Euronav N.V.                                                                            42
           300 Frontline Ltd.                                                                           6
         3,264 General Maritime Corp.                                                                  30
         3,900 Nordic American Tanker Shipping Ltd.                                                    99
         1,280 Ship Finance International Ltd.                                                         11
                                                                                          ---------------
                                                                                                      202
                                                                                          ---------------
               Total Energy                                                                        22,196
                                                                                          ---------------

               FINANCIALS (4.2%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
        36,556 3i Group plc                                                                           105
        27,300 Invesco Ltd. ADR                                                                       312
                                                                                          ---------------
                                                                                                      417
                                                                                          ---------------
               CONSUMER FINANCE (0.0%)
        47,900 Credit Saison Co. Ltd.                                                                 319
         3,280 ORIX Corp.                                                                              69

================================================================================
51  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         2,300 SFCG Co. Ltd.                                                                $          --
        36,480 Takefuji Corp.                                                                         123
                                                                                          ---------------
                                                                                                      511
                                                                                          ---------------
               DIVERSIFIED BANKS (1.9%)
        75,945 Allied Irish Banks plc                                                                  37
       146,004 Banca Intesa S.p.A.                                                                    358
       118,988 Banco Bilbao Vizcaya Argentaria S.A.                                                   873
        61,400 Banco Espanol de Credito S.A.                                                          436
        35,002 Banco Espirito Santo S.A.                                                              206
         1,400 Banco Latinoamericano de Exportaciones S.A. "E"                                         13
        19,041 Banco Popolare                                                                          73
       238,905 Banco Santander S.A.                                                                 1,484
       452,142 Barclays plc                                                                           605
        32,165 BNP Paribas S.A.                                                                     1,060
     2,718,500 BOC Hong Kong Holdings Ltd.                                                          2,741
     4,919,000 China CITIC Bank "H"                                                                 1,782
     1,122,000 China Construction Bank Corp. "H"                                                      571
       138,000 Chuo Mitsui Trust Holdings, Inc.                                                       428
        67,649 Commerzbank AG                                                                         239
        14,701 Commonwealth Bank of Australia                                                         280
        48,208 Credit Agricole S.A.                                                                   476
        10,131 Danske Bank A/S                                                                         64
        37,000 DBS Group Holdings Ltd.                                                                187
        12,164 Deutsche Postbank AG                                                                   136
        99,364 Dexia                                                                                  212
        52,800 DnB NOR ASA                                                                            193
        15,632 Erste Bank der Oesterreichischen Sparkassen AG                                         152
        58,200 Foreningssparbanken AB                                                                 153
       233,168 HSBC Holdings plc                                                                    1,640
        24,723 Intesa Sanpaolo                                                                         42
        30,126 KBC Groep N.V.                                                                         321
       560,202 Lloyds TSB Group plc                                                                   468
       197,600 Mitsubishi UFJ Financial Group, Inc.                                                   919
       102,500 Mizuho Financial Group, Inc.                                                           197
        78,069 National Australia Bank Ltd.                                                           893
       128,674 Public Bank Berhad                                                                     305
         2,486 Raiffeisen International Bank-Holding AG                                                47
        41,744 Skandinaviska Enskilda Banken "A"                                                      176
        21,708 Societe Generale                                                                       687
         9,928 Standard Chartered plc                                                                  94
        11,700 Sumitomo Mitsui Financial Group, Inc.                                                  380
        13,800 Svenska Handelsbanken AB "A"                                                           167
     2,450,000 Turkiye Garanti Bankasi A.S. *                                                       2,983
       443,914 UniCredito Italiano S.p.A.                                                             568
        10,000 United Overseas Bank Ltd.                                                               65
        57,831 Westpac Banking Corp.                                                                  625
                                                                                          ---------------
                                                                                                   23,336
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (0.1%)
        30,401 Credit Suisse Group                                                                    751
        28,152 Deutsche Bank AG                                                                       742
        42,817 Investec plc                                                                           125
        36,608 UBS AG *                                                                               346
                                                                                          ---------------
                                                                                                    1,964
                                                                                          ---------------
               INSURANCE BROKERS (0.0%)
           435 Willis Group Holdings Ltd.                                                              10
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.0%)
           600 Lazard Ltd. "A"                                                                         15
         8,155 Macquarie Group Ltd.                                                                    88
        91,347 Marfin Investment Group S.A. *                                                         265
           200 MF Global Ltd. *                                                                         1
                                                                                          ---------------
                                                                                                      369
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |  52

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               LIFE & HEALTH INSURANCE (0.5%)
         4,700 AEGON N.V.                                                                   $          17
       121,027 AEGON N.V.                                                                             442
       493,000 China Life Insurance Co. Ltd. "H"                                                    1,386
        18,990 CNP Assurances                                                                       1,230
        57,695 Friends Provident                                                                       58
       146,306 Legal & General Group plc                                                               84
        18,500 Manulife Financial Corp.                                                               188
        67,000 Manulife Financial Corp.                                                               679
     2,526,256 Old Mutual plc                                                                       1,501
        49,430 Prudential plc                                                                         198
       245,700 Standard Life plc                                                                      613
         1,273 Swiss Life Holding *                                                                    63
                                                                                          ---------------
                                                                                                    6,459
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.4%)
        15,644 Allianz Holding AG                                                                   1,064
         5,722 Assicurazioni Generali S.p.A.                                                           86
       112,290 Aviva plc                                                                              465
        54,767 AXA S.A.                                                                               509
         5,100 Fairfax Financial Holdings Ltd.                                                      1,238
       577,100 Mapfre S.A.                                                                          1,185
         1,032 Topdanmark A/S *                                                                       105
         5,875 Zurich Financial Services AG                                                           838
                                                                                          ---------------
                                                                                                    5,490
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.1%)
         7,587 Corporacion Financiera Alba S.A.                                                       239
       137,168 Criteria Caixacorp S.A.                                                                386
           783 Eurazeo                                                                                 19
         7,779 Groupe Bruxelles Lambert S.A.                                                          503
        86,267 IFIL-Investments S.p.A                                                                 164
                                                                                          ---------------
                                                                                                    1,311
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
       116,816 Fortis                                                                                 196
       104,649 ING Groep N.V.                                                                         486
                                                                                          ---------------
                                                                                                      682
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.2%)
       172,700 Amlin plc                                                                              848
         5,600 Argo Group International Holdings Ltd. *                                               159
         6,900 Aspen Insurance Holdings Ltd.                                                          150
        52,400 Axis Capital Holdings Ltd.                                                           1,173
         9,879 Fondiaria-Sai S.p.A.                                                                   115
         2,800 United American Indemnity Ltd. "A" *                                                    24
                                                                                          ---------------
                                                                                                    2,469
                                                                                          ---------------
               REAL ESTATE DEVELOPMENT (0.0%)
        17,000 Cheung Kong Holdings Ltd.                                                              140
                                                                                          ---------------
               REAL ESTATE OPERATING COMPANIES (0.0%)
        16,000 Hysan Development Co., Ltd.                                                             25
                                                                                          ---------------
               REGIONAL BANKS (0.5%)
        40,000 77th Bank Ltd.                                                                         191
       511,000 Bank of Yokohama Ltd.                                                                2,199
       448,000 Fukuoka Financial Group, Inc.                                                        1,368
        26,000 Hokuhoku Financial Group, Inc.                                                          41
       224,000 Joyo Bank Ltd.                                                                       1,037
           600 Oriental Financial Group, Inc.                                                           1
         5,500 Popular, Inc.                                                                           12
        38,300 Resona Holdings, Inc.                                                                  670
        13,000 Sapporo Hokuyo Holdings, Inc.                                                           33

================================================================================
53  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
       377,000 Shinsei Bank Ltd. *                                                          $         340
                                                                                          ---------------
                                                                                                    5,892
                                                                                          ---------------
               REINSURANCE (0.3%)
        11,900 Endurance Specialty Holdings Ltd.                                                      266
         2,407 Enstar Group Ltd. *                                                                    111
         4,200 Everest Reinsurance Group Ltd.                                                         274
        26,500 Flagstone Reinsurance Holdings Ltd.                                                    197
         3,900 Greenlight Capital Re Ltd. "A" *                                                        57
        14,543 Hannover Rueckversicherungs                                                            529
         4,300 IPC Holdings Ltd.                                                                      109
        11,400 Montpelier Re Holdings Ltd.                                                            145
         6,203 Muenchener Rueckversicherungs-Gesellschaft AG                                          763
           200 PartnerRe Ltd.                                                                          12
         6,800 RenaissanceRe Holdings Ltd.                                                            306
         2,664 SCOR SE                                                                                 53
        32,350 Swiss Re                                                                               402
         7,600 Validus Holdings Ltd.                                                                  182
                                                                                          ---------------
                                                                                                    3,406
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
         1,532 Deutsche Boerse AG                                                                      71
       158,300 IG Group Holdings                                                                      607
                                                                                          ---------------
                                                                                                      678
                                                                                          ---------------
               Total Financials                                                                    53,159
                                                                                          ---------------

               HEALTH CARE (1.7%)
               ------------------
               BIOTECHNOLOGY (0.1%)
        16,743 Actelion Ltd. *                                                                        793
        39,024 CSL Ltd.                                                                               915
                                                                                          ---------------
                                                                                                    1,708
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.0%)
           196 Galenica AG                                                                             55
         7,800 Suzuken Co. Ltd.                                                                       217
                                                                                          ---------------
                                                                                                      272
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.1%)
        13,271 Cochlear Ltd.                                                                          454
        33,684 Fisher & Paykel Healthcare Corp. Ltd.                                                   56
        12,653 Smith & Nephew plc                                                                      90
                                                                                          ---------------
                                                                                                      600
                                                                                          ---------------
               PHARMACEUTICALS (1.5%)
        37,200 Astellas Pharma, Inc.                                                                1,254
        39,180 AstraZeneca plc                                                                      1,258
        12,401 Bayer AG                                                                               599
         4,200 Daiichi Sankyo Co. Ltd.                                                                 69
       279,323 GlaxoSmithKline plc                                                                  4,275
        63,100 H Lundbeck A/S                                                                       1,337
        21,000 Mitsubishi Tanabe Pharma Corp.                                                         254
        72,380 Novartis AG                                                                          2,641
        12,530 Novo Nordisk A/S                                                                       612
        11,427 Roche Holdings AG                                                                    1,299
        71,998 Sanofi-Aventis S.A.                                                                  3,735
        37,916 Shire Ltd.                                                                             452
        23,000 Takeda Pharmaceutical Co. Ltd.                                                         940
         5,393 Teva Pharmaceutical Industries Ltd. ADR                                                240
         1,700 Warner Chilcott Ltd. "A" *                                                              18
                                                                                          ---------------
                                                                                                   18,983
                                                                                          ---------------
               Total Health Care                                                                   21,563
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |  54

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               INDUSTRIALS (2.2%)
               ------------------
               AEROSPACE & DEFENSE (0.5%)
       217,461 BAE Systems plc                                                              $       1,156
       671,100 Cobham plc                                                                           1,856
        73,363 European Aeronautic Defense and Space Co. N.V.                                       1,084
       123,400 Finmeccanica S.p.A.                                                                  1,582
        71,730 Meggitt plc                                                                            129
                                                                                          ---------------
                                                                                                    5,807
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.0%)
         1,822 TNT N.V.                                                                                26
        10,800 UTi Worldwide, Inc.                                                                    133
                                                                                          ---------------
                                                                                                      159
                                                                                          ---------------
               AIRLINES (0.2%)
        31,000 Cathay Pacific Airways                                                                  32
         4,000 Copa Holdings S.A. "A"                                                                 106
       289,000 Singapore Airlines                                                                   1,901
                                                                                          ---------------
                                                                                                    2,039
                                                                                          ---------------
               AIRPORT SERVICES (0.0%)
        18,204 BBA Aviation plc                                                                        18
                                                                                          ---------------
               BUILDING PRODUCTS (0.1%)
        52,874 Compagnie De Saint Gobain                                                            1,228
        25,000 Nippon Sheet Glass Co. Ltd.                                                             50
        45,000 Sanwa Shutter Corp.                                                                    114
                                                                                          ---------------
                                                                                                    1,392
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.2%)
         5,020 ACS Actividades de Construccion y Servicios S.A.                                       200
       257,800 Balfour Beatty plc                                                                   1,174
        53,531 Boart Longyear Group                                                                     3
         1,228 Bouygues S.A.                                                                           36
        12,100 Foster Wheeler AG *                                                                    182
        40,000 Kinden Corp.                                                                           284
         8,661 Sacyr Vallehermoso S.A.                                                                 61
        21,000 Sanki Engineering Co. Ltd.                                                             107
        13,000 Toyo Engineering Corp.                                                                  36
                                                                                          ---------------
                                                                                                    2,083
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.0%)
        37,300 Komatsu Ltd.                                                                           390
         3,460 MAN AG                                                                                 141
                                                                                          ---------------
                                                                                                      531
                                                                                          ---------------
               DIVERSIFIED SUPPORT SERVICES (0.0%)
        36,167 Brambles Ltd.                                                                          107
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
         5,703 Schneider Electric S.A.                                                                346
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
        52,953 Serco Group plc                                                                        294
                                                                                          ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.2%)
        47,446 ABB Ltd. *                                                                             579
        20,937 Alstom S.A.                                                                          1,003
        56,700 Gamesa Corp.                                                                           760
                                                                                          ---------------
                                                                                                    2,342
                                                                                          ---------------
               HIGHWAYS & RAILTRACKS (0.0%)
       299,376 Macquarie Infrastructure Group                                                         197
                                                                                          ---------------

================================================================================
55  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES (0.2%)
       141,000 Hutchison Whampoa Ltd.                                                       $         745
        43,600 Jardine Matheson Holdings Ltd.                                                         754
        18,734 Siemens AG                                                                             958
        13,974 Wendel                                                                                 354
                                                                                          ---------------
                                                                                                    2,811
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.1%)
        20,976 Alfa Laval AB                                                                          147
        42,153 Atlas Copco AB                                                                         294
        17,159 Charter International plc                                                              103
        33,760 Invensys plc *                                                                          74
         4,867 Kone Oyj "B"                                                                           101
        19,042 Konecranes Oyj                                                                         311
        12,000 Mitsubishi Heavy Industries Ltd.                                                        34
           480 OC Oerlikon Corp. AG *                                                                  10
        21,259 Trelleborg AB                                                                           63
         1,272 Vallourec S.A.                                                                         101
           644 Wartsila Corp. OYJ "B"                                                                  15
                                                                                          ---------------
                                                                                                    1,253
                                                                                          ---------------
               MARINE (0.1%)
           700 Eagle Bulk Shipping, Inc.                                                                3
        29,000 Kawasaki Kisen Kaish Ltd.                                                               93
       128,000 Mitsui O.S.K. Lines Ltd.                                                               664
        80,000 Neptune Orient Lines Ltd.                                                               62
       147,000 Nippon Yusen Kabushiki Kaisha                                                          617
       111,000 Orient Overseas International Ltd.                                                     258
         1,600 Ultrapetrol Bahamas Ltd. *                                                               3
                                                                                          ---------------
                                                                                                    1,700
                                                                                          ---------------
               MARINE PORTS & SERVICES (0.0%)
        48,000 Kamigumi Co. Ltd.                                                                      310
                                                                                          ---------------
               RAILROADS (0.1%)
            58 Central Japan Railway Co.                                                              353
         4,100 East Japan Railway Co.                                                                 246
        15,511 National Express Group plc                                                              52
                                                                                          ---------------
                                                                                                      651
                                                                                          ---------------
               RESEARCH & CONSULTING SERVICES (0.0%)
        42,211 Experian plc                                                                           252
                                                                                          ---------------
               SECURITY & ALARM SERVICES (0.3%)
       553,700 G4S plc                                                                              1,478
       234,600 Securitas AB "B"                                                                     1,641
                                                                                          ---------------
                                                                                                    3,119
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.2%)
         3,300 Aircastle Ltd.                                                                          11
       104,000 Itochu Corp.                                                                           477
        91,000 Marubeni Corp.                                                                         289
        50,500 Mitsubishi Corp.                                                                       644
        46,000 Mitsui & Co. Ltd.                                                                      434
       102,800 Sumitomo Corp.                                                                         876
                                                                                          ---------------
                                                                                                    2,731
                                                                                          ---------------
               TRUCKING (0.0%)
        32,000 ComfortDelGro Corp. Ltd.                                                                27
        34,000 SANKYU, Inc.                                                                            90
                                                                                          ---------------
                                                                                                      117
                                                                                          ---------------
               Total Industrials                                                                   28,259
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |  56

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               INFORMATION TECHNOLOGY (0.7%)
               -----------------------------
               APPLICATION SOFTWARE (0.1%)
         7,900 Amdocs Ltd. *                                                                $         132
         4,330 Autonomy Corp. *                                                                        75
         9,800 NSD Co. Ltd.                                                                            60
        25,453 SAP AG                                                                                 823
                                                                                          ---------------
                                                                                                    1,090
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.1%)
        84,726 Nokia Oyj                                                                              808
                                                                                          ---------------
               COMPUTER HARDWARE (0.0%)
        34,000 Fujitsu Ltd.                                                                           117
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.0%)
        24,100 Mitsumi Electric Co. Ltd.                                                              304
        12,600 Seiko Epson Corp.                                                                      147
                                                                                          ---------------
                                                                                                      451
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.0%)
        80,860 Computershare Ltd.                                                                     364
                                                                                          ---------------
               ELECTRONIC COMPONENTS (0.1%)
        10,300 Hosiden Corp.                                                                          110
        69,000 Nippon Electric Glass Co. Ltd.                                                         456
        48,000 Yaskawa Electric Corp.                                                                 191
                                                                                          ---------------
                                                                                                      757
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
        26,100 FUJIFILM Holdings Corp.                                                                497
       134,000 Hitachi Ltd.                                                                           341
                                                                                          ---------------
                                                                                                      838
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.1%)
         2,600 Nintendo Co. Ltd.                                                                      759
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.1%)
        11,000 AsiaInfo Holdings, Inc. *                                                              134
        17,500 Gmo Internet, Inc.                                                                      68
            18 Kakaku.Com., Inc.                                                                       54
        19,787 Telecity Group plc *                                                                    51
       136,200 Tencent Holdings Ltd.                                                                  789
        16,107 United Internet AG                                                                     114
           424 Yahoo Japan Corp.                                                                      123
                                                                                          ---------------
                                                                                                    1,333
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.1%)
         1,191 Cap Gemini S.A.                                                                         35
        36,547 LogicaCMG plc                                                                           36
            35 Net One Systems Co.                                                                     49
           237 NTT Data Corp.                                                                         596
                                                                                          ---------------
                                                                                                      716
                                                                                          ---------------
               OFFICE ELECTRONICS (0.1%)
        17,900 Brother Industries Ltd.                                                                121
        12,600 Canon, Inc.                                                                            328
        12,000 Konica Minolta Holdings, Inc.                                                           94
           802 Neopost S.A.                                                                            59
        51,000 Ricoh Co. Ltd.                                                                         590
                                                                                          ---------------
                                                                                                    1,192
                                                                                          ---------------
               SYSTEMS SOFTWARE (0.1%)
         1,000 Oracle Corp.                                                                            32
                                                                                          ---------------

================================================================================
57  |  USAA Cornerstone Strategy Fund

================================================================================
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               TECHNOLOGY DISTRIBUTORS (0.0%)
         3,900 Hitachi High-Technologies Corp.                                              $          49
                                                                                          ---------------
               Total Information Technology                                                         8,506
                                                                                          ---------------

               MATERIALS (2.0%)
               ----------------
               CONSTRUCTION MATERIALS (0.2%)
        68,600 CRH plc                                                                              1,426
         6,418 HeidelbergCement AG                                                                    171
         2,054 Holcim Ltd.                                                                             68
        12,573 Lafarge S.A.                                                                           547
                                                                                          ---------------
                                                                                                    2,212
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.1%)
         1,667 AkzoNobel N.V.                                                                          59
        17,317 BASF AG                                                                                482
        71,000 Mitsubishi Gas Chemical Co., Inc.                                                      283
                                                                                          ---------------
                                                                                                      824
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.5%)
        85,337 BHP Billiton Ltd. (e)                                                                1,573
       186,396 BHP Billiton plc                                                                     2,951
        12,000 Nippon Denko Co.                                                                        34
        11,422 Rio Tinto Ltd.                                                                         345
        24,621 Rio Tinto plc                                                                          635
        84,082 Xstrata plc                                                                            837
                                                                                          ---------------
                                                                                                    6,375
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
        71,041 Incitec Pivot Ltd.                                                                      99
        11,384 Syngenta AG                                                                          2,438
        32,684 Yara International ASA                                                                 702
                                                                                          ---------------
                                                                                                    3,239
                                                                                          ---------------
               INDUSTRIAL GASES (0.1%)
         9,200 Air Liquide S.A.                                                                       678
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.0%)
        22,834 Rexam plc                                                                               86
                                                                                          ---------------
               PAPER PACKAGING (0.2%)
       286,050 Amcor Ltd.                                                                             805
       694,000 Overseas Chinese Town Asia Holdings Ltd.                                             2,009
                                                                                          ---------------
                                                                                                    2,814
                                                                                          ---------------
               PAPER PRODUCTS (0.1%)
         2,800 Domtar Corp. *                                                                           2
        69,955 Mondi plc                                                                              124
         5,500 Nippon Paper Group, Inc.                                                               123
       205,000 Oji Paper Co.                                                                          769
                                                                                          ---------------
                                                                                                    1,018
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.2%)
        21,000 Dainippon Ink and Chemicals, Inc.                                                       30
        80,444 Koninklijke DSM N.V.                                                                 1,858
         5,000 Nihon Parkerizing Co. Ltd.                                                              44
         4,700 Shin-Etsu Chemical Co. Ltd.                                                            212
        18,000 Tokuyama Corp.                                                                          96
                                                                                          ---------------
                                                                                                    2,240
                                                                                          ---------------
               STEEL (0.4%)
        43,421 ArcelorMittal                                                                          850
        14,600 Gerdau S.A.                                                                             61
        12,000 Godo Steel Ltd.                                                                         29
        22,700 JFE Holdings, Inc.                                                                     501

================================================================================
                                                 Portfolio of Investments  |  58

================================================================================
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         2,900 Kyoei Steel Ltd.                                                             $          55
         1,500 Maruichi Steel Tube Ltd.                                                                32
       160,000 Nippon Steel Corp.                                                                     428
        81,965 Onesteel Ltd.                                                                           89
        20,566 Salzgitter AG                                                                        1,289
        25,000 Sumitomo Metal Industries Ltd.                                                          48
        75,827 ThyssenKrupp AG                                                                      1,365
         2,652 voestalpine AG                                                                          41
        14,300 Yamato Kogyo Co.                                                                       297
                                                                                          ---------------
                                                                                                    5,085
                                                                                          ---------------
               Total Materials                                                                     24,571
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (2.1%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.0%)
        82,749 Cable & Wireless plc                                                                   163
         4,100 Global Crossing Ltd. *                                                                  30
                                                                                          ---------------
                                                                                                      193
                                                                                          ---------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
       266,686 BT Group plc                                                                           346
       137,500 Chunghwa Telecom Co. Ltd. ADR                                                        2,111
        23,138 Deutsche Telekom AG                                                                    281
        45,875 France Telecom S.A.                                                                  1,036
       145,201 Hellenic Telecommunications Organization S.A.                                        1,896
         6,440 Koninklijke (Royal) KPN N.V.                                                            83
        90,600 Nippon Telegraph & Telephone Corp.                                                   3,945
        53,270 Portugal Telecom SGPS S.A.                                                             436
       683,076 Telecom Italia S.p.A.                                                                  656
       388,715 Telecom Italia S.p.A.                                                                  476
       114,014 Telefonica S.A.                                                                      2,126
       127,809 Telekomunikacja Polska S.A.                                                            619
        11,200 Telenor ASA                                                                             58
        37,174 Teliasonera AB                                                                         150
       108,621 Telstra Corp. Ltd.                                                                     247
                                                                                          ---------------
                                                                                                   14,466
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (1.0%)
       200,400 America Movil S.A.B. de C.V. ADR "L"                                                 5,106
       140,000 China Mobile Ltd.                                                                    1,228
           269 KDDI Corp.                                                                           1,425
           273 NTT DoCoMo, Inc.                                                                       430
        16,400 SoftBank Corp.                                                                         202
       151,000 Turkcell Iletisim Hizmetleri A.S.                                                      750
     1,595,005 Vodafone Group plc                                                                   2,859
                                                                                          ---------------
                                                                                                   12,000
                                                                                          ---------------
               Total Telecommunication Services                                                    26,659
                                                                                          ---------------

               UTILITIES (1.3%)
               ----------------
               ELECTRIC UTILITIES (0.7%)
        20,900 Chubu Electric Power Co., Inc.                                                         519
         5,600 Chugoku Electric Power Co., Inc.                                                       135
        52,066 E.ON AG                                                                              1,347
       461,629 Enel S.p.A.                                                                          2,309
         6,500 Hokuriku Electric Power Co.                                                            173
        34,000 Hong Kong Electric Holdings  Ltd.                                                      210
        75,003 Iberdrola S.A.                                                                         495
        34,000 Kansai Electric Power Co., Inc.                                                        824
        24,600 Kyushu Electric Power Co., Inc.                                                        586
         5,353 Oest Elektrizitats                                                                     166
        19,513 Public Power Corp.                                                                     296
        35,400 Tohoku Electric Power Co., Inc.                                                        834

================================================================================
59  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        41,800 Tokyo Electric Power Co., Inc.                                               $       1,189
                                                                                          ---------------
                                                                                                    9,083
                                                                                          ---------------
               GAS UTILITIES (0.1%)
        21,163 Gas Natural SDG S.A.                                                                   384
       182,000 Osaka Gas Co. Ltd.                                                                     657
        41,000 Toho Gas Co., Ltd.                                                                     213
        31,000 Tokyo Gas Co. Ltd.                                                                     125
                                                                                          ---------------
                                                                                                    1,379
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
        11,000 Electric Power Development Co. Ltd.                                                    355
                                                                                          ---------------
               MULTI-UTILITIES (0.5%)
        56,131 Centrica plc                                                                           217
        32,405 Gaz de France S.A.                                                                   1,039
       103,423 National Grid plc                                                                      928
        52,420 RWE AG                                                                               3,321
                                                                                          ---------------
                                                                                                    5,505
                                                                                          ---------------
               WATER UTILITIES (0.0%)
           700 Consolidated Water Co. Ltd.                                                              6
                                                                                          ---------------
               Total Utilities                                                                     16,328
                                                                                          ---------------
               Total Common Stocks (cost: $398,316)                                               243,562
                                                                                          ---------------

   PRINCIPAL
   AMOUNT                                                                                          MARKET
   $(000)/                                                                                          VALUE
   SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               PREFERRED SECURITIES (0.9%)

               CONSUMER DISCRETIONARY (0.1%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (0.1%)
         1,575 Bayer Motoren Werk                                                                      24
        13,324 Porsche AG                                                                             551
         4,033 Volkswagen AG                                                                          182
                                                                                          ---------------
                                                                                                      757
                                                                                          ---------------
               Total Consumer Discretionary                                                           757
                                                                                          ---------------

               FINANCIALS (0.6%)
               -----------------
               DIVERSIFIED BANKS (0.1%)
        $3,000 Lloyds Banking Group plc, 6.41%, perpetual (a)                                         596
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.0%)
        80,625 Unipol Gruppo Finanziario S.p.A.                                                        56
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.0%)
        38,157 IFI-Istituto Finanziario Industriale S.p.A. *                                          164
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.3%)
        20,000 Axis Capital Holdings Ltd., 7.50%, perpetual                                         1,209
        $6,000 White Mountains Re Group, 7.51%, perpetual (a)                                       2,146
                                                                                          ---------------
                                                                                                    3,355
                                                                                          ---------------
               REINSURANCE (0.2%)
         3,000 Ram Holdings Ltd., 7.50%, non-cumulative, perpetual *                                  618
        $8,000 Swiss Re Capital I LP, 6.85%, perpetual (a)                                          2,383
                                                                                          ---------------
                                                                                                    3,001
                                                                                          ---------------
               Total Financials                                                                     7,172
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |  60

================================================================================


   PRINCIPAL
   AMOUNT                                                                                          MARKET
   $(000)/                                                                                          VALUE
   SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               INDUSTRIALS (0.1%)
               ------------------
               INDUSTRIAL MACHINERY (0.1%)
        41,900 Schindler Holding AG                                                         $       2,049


               TELECOMMUNICATION SERVICES (0.1%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
         2,500 Centaur Funding Corp., 9.08% (a)                                                     1,524
                                                                                          ---------------
               Total Preferred Securities (cost: $20,810)                                          11,502
                                                                                          ---------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               RIGHTS (0.0%)

               CONSUMER DISCRETIONARY (0.0%)
               -----------------------------
               PUBLISHING (0.0%)
        21,017 Fairfax Media Ltd., acquired 2/27/2009; cost $0(b),(d)                                  --
                                                                                          ---------------

               FINANCIALS (0.0%)
               -----------------
               DIVERSIFIED BANKS (0.0%)
        71,292 Fortis, acquired 10/13/2008; cost $0*(b),(d)                                            --
                                                                                          ---------------
               Total Rights (cost: $--)                                                                --
                                                                                          ---------------
               EXCHANGE-TRADED FUNDS (3.7%)
     1,797,900 iShares MSCI Emerging Markets Index Fund                                            38,170
       379,166 SPDR DJ Wilshire International Real Estate                                           7,750
                                                                                          ---------------
               Total Exchange-Traded Funds (cost: $47,355)                                         45,920
                                                                                          ---------------
               Total International Equity Securities(cost: $466,481)                              300,984
                                                                                          ---------------

               PRECIOUS METALS AND MINERALS SECURITIES (3.3%)

               GOLD (2.7%)
               AFRICAN GOLD COMPANIES (0.1%)
       180,000 Gold Fields Ltd. ADR                                                                 1,832
                                                                                          ---------------
               AUSTRALIAN GOLD COMPANIES (0.3%)
     1,000,000 Lihir Gold Ltd. *                                                                    2,110
       100,000 Newcrest Mining Ltd.                                                                 1,981
                                                                                          ---------------
                                                                                                    4,091
                                                                                          ---------------
               EUROPEAN GOLD COMPANIES (0.2%)
        45,000 Randgold Resources Ltd. ADR                                                          2,047
                                                                                          ---------------
               NORTH AMERICAN GOLD COMPANIES (1.9%)
        40,000 Agnico-Eagle Mines Ltd.                                                              1,994
         3,000 Allied Nevada Gold Corp. *                                                              12
        60,000 Barrick Gold Corp.                                                                   1,812

================================================================================
61  |  USAA Cornerstone Strategy Fund

================================================================================
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
       240,000 Eldorado Gold Corp. *                                                        $       1,980
       300,000 Gammon Gold, Inc. *                                                                  2,328
        70,000 Goldcorp, Inc.                                                                       2,025
       240,000 IAMGOLD Corp.                                                                        1,939
       120,000 Kinross Gold Corp.                                                                   1,894
        97,500 Newmont Mining Corp.                                                                 4,059
       300,000 Red Back Mining, Inc. *                                                              1,851
        52,600 Royal Gold, Inc.                                                                     2,128
       230,000 Yamana Gold, Inc.                                                                    1,992
                                                                                          ---------------
                                                                                                   24,014
                                                                                          ---------------
               SOUTH AMERICAN GOLD COMPANIES (0.2%)
       100,000 Compania de Minas Buenaventura S.A. ADR                                              1,926
                                                                                          ---------------
               Total Gold                                                                          33,910
                                                                                          ---------------
               PLATINUM GROUP METALS (0.3%)
        40,000 Anglo Platinum Ltd.                                                                  1,528
       150,000 Impala Platinum Holdings Ltd.                                                        1,760
         2,800 Stillwater Mining Co. *                                                                  9
                                                                                          ---------------
               Total Platinum Group Metals                                                          3,297
                                                                                          ---------------
               SILVER (0.3%)
         3,300 Apex Silver Mines Ltd. *                                                                --
        75,100 Coeur d'Alene Mines Corp. *                                                             57
        13,300 Hecla Mining Co. *                                                                      20
       130,000 Pan American Silver Corp. *                                                          1,872
       300,000 Silver Wheaton Corp. *                                                               2,007
                                                                                          ---------------
               Total Silver                                                                         3,956
                                                                                          ---------------
               Total Precious Metals and Minerals Securities(cost: $42,619)                        41,163
                                                                                          ---------------

               REAL ESTATE EQUITY SECURITIES (2.3%)

               DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
           300 AMREP Corp. *                                                                            6
         1,100 CB Richard Ellis Group, Inc. "A" *                                                       3
        26,000 Chinese Estates Holdings Ltd.                                                           30
           713 Comfort Systems USA, Inc.                                                                7
           400 Consolidated-Tomoka Land Co.                                                             9
           600 Forestar Real Estate Group, Inc. *                                                       5
         1,600 FX Real Estate and Entertainment, Inc. *                                                --
         2,600 G & K Services, Inc. "A"                                                                46
         2,100 Grubb & Ellis Co.                                                                        1
        40,000 Henderson Land Development Co. Ltd.                                                    135
         6,800 Jones Lang LaSalle, Inc.                                                               135
        32,300 Leopalace21 Corp.                                                                      183
           400 Maui Land & Pineapple Co., Inc. *                                                        3
         8,700 McGrath RentCorp                                                                       136
         7,600 Meruelo Maddux Properties, Inc. *                                                        1
        11,600 Nomura Real Estate Holdings, Inc.                                                      151
         1,800 St. Joe Co. *                                                                           33
           300 Stratus Properties, Inc. *                                                               2
         9,000 Swire Pacific Ltd.                                                                      56
           900 Tejon Ranch Co. *                                                                       19
         1,300 Thomas Weisel Partners Group, Inc.                                                       2
           200 United Capital Corp. *                                                                   3
        65,000 Wharf (Holdings) Ltd.                                                                  138
       209,000 Wheelock & Co. Ltd.                                                                    353
                                                                                          ---------------
                                                                                                    1,457
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |  62

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
               REITS - DIVERSIFIED (0.7%)
         1,100 CapLease, Inc.                                                               $           2
         3,600 Colonial Properties Trust                                                               14
         8,100 Cousins Properties, Inc.                                                                57
       108,472 GPT Group                                                                               33
     1,517,707 ING International Real Estate Fund                                                   7,649
         4,100 Investors Real Estate Trust                                                             37
        54,900 Liberty Property Trust, Inc.                                                         1,003
           600 One Liberty Properties, Inc.                                                             2
         8,100 PS Business Parks, Inc.                                                                279
           700 Vornado Realty Trust                                                                    23
         3,800 Washington REIT                                                                         65
         1,060 Winthrop Realty Trust, Inc.                                                              8
                                                                                          ---------------
                                                                                                    9,172
                                                                                          ---------------
               REITS - INDUSTRIAL (0.1%)
        41,500 AMB Property Corp.                                                                     494
        11,900 DCT Industrial Trust, Inc.                                                              35
           400 DuPont Fabros Technology, Inc.                                                           2
        10,500 EastGroup Properties, Inc.                                                             258
         3,100 First Industrial Realty Trust, Inc.                                                      7
         2,000 First Potomac Realty Trust                                                              15
       289,314 ING Industrial Fund                                                                     15
       359,571 Macquarie Goodman Group                                                                 60
         1,200 Monmouth Real Estate Investment Corp. "A"                                                6
         1,300 ProLogis                                                                                 8
                                                                                          ---------------
                                                                                                      900
                                                                                          ---------------
               REITS - MORTGAGE (0.0%)
           500 American Capital Agency Corp.                                                            8
         2,800 Annaly Capital Management, Inc.                                                         39
         6,200 Anworth Mortgage Asset Corp.                                                            37
           800 Capital Trust, Inc. "A"                                                                  1
           500 CapitalSource, Inc.                                                                      1
         4,000 Capstead Mortgage Corp.                                                                 40
           900 Care Investment Trust, Inc.                                                              5
         9,500 Chimera Investment Corp.                                                                28
           700 Douglas Emmett, Inc.                                                                     5
         9,300 Gramercy Capital Corp.                                                                   7
         1,000 Hatteras Financial Corp.                                                                24
           500 iStar Financial, Inc.                                                                    1
           725 JER Investors Trust, Inc.                                                                2
        13,700 MFA Mortgage Investments, Inc.                                                          79
         1,800 Newcastle Investment Corp.                                                               1
         9,900 NorthStar Realty Finance Corp.                                                          20
         3,000 RAIT Financial Trust                                                                     3
         6,000 Redwood Trust, Inc.                                                                     81
         1,400 Resource Capital Corp.                                                                   2
                                                                                          ---------------
                                                                                                      384
                                                                                          ---------------
               REITS - OFFICE (0.2%)
           200 Alexandria Real Estate Equities, Inc.                                                    8
         5,600 BioMed Realty Trust, Inc.                                                               48
           600 Boston Properties, Inc.                                                                 22
           500 Brandywine Realty Trust                                                                  2
         2,900 Corporate Office Properties Trust                                                       72
        20,400 Digital Realty Trust, Inc.                                                             610
           800 Duke Realty Corp.                                                                        6
        26,400 Franklin Street Properties Corp.                                                       280
         4,300 Highwoods Properties, Inc.                                                              81
         1,200 HRPT Properties Trust                                                                    4

================================================================================
63  |  USAA Cornerstone Strategy Fund

================================================================================
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
        25,200 Kilroy Realty Corp.                                                          $         469
         5,300 Lexington Realty Trust                                                                  17
        52,100 Mack-Cali Realty Corp.                                                                 890
        55,747 Macquarie Office Trust Ltd.                                                              4
         2,500 Maguire Properties, Inc. *                                                               4
         1,300 Mission West Properties, Inc.                                                            9
         1,100 Parkway Properties, Inc.                                                                13
           300 SL Green Realty Corp.                                                                    3
                                                                                          ---------------
                                                                                                    2,542
                                                                                          ---------------
               REITS - RESIDENTIAL (0.3%)
        36,000 American Campus Communities, Inc.                                                      616
           532 Apartment Investment & Management Co. "A"                                                3
         1,000 Associated Estates Realty Corp.                                                          5
        12,794 AvalonBay Communities, Inc.                                                            543
           300 BRE Properties, Inc.                                                                     6
           300 Camden Property Trust                                                                    6
         1,900 Education Realty Trust, Inc.                                                             7
        24,500 Equity LifeStyle Properties, Inc.                                                      817
        25,400 Equity Residential Properties Trust                                                    447
           200 Essex Property Trust, Inc.                                                              11
         2,200 Home Properties, Inc.                                                                   58
         1,900 Mid-America Apartment Communities, Inc.                                                 49
        49,100 Post Properties, Inc.                                                                  473
         1,200 Sun Communities, Inc.                                                                   11
           704 UDR, Inc.                                                                                5
                                                                                          ---------------
                                                                                                    3,057
                                                                                          ---------------
               REITS - RETAIL (0.4%)
         2,201 Acadia Realty Trust                                                                     22
           500 Agree Realty Corp.                                                                       6
           200 Alexander's, Inc.                                                                       28
           400 CBL & Associates Properties, Inc.                                                        1
         2,800 Cedar Shopping Centers, Inc.                                                            13
           600 Developers Diversified Realty Corp.                                                      2
         3,000 Equity One, Inc.                                                                        34
        14,300 Federal Realty Investment Trust                                                        588
         1,193 Getty Realty Corp.                                                                      20
         1,900 Glimcher Realty Trust                                                                    3
        36,700 Inland Real Estate Corp.                                                               286
        26,700 Kimco Realty Corp.                                                                     236
         1,700 Kite Realty Group Trust                                                                  6
        12,690 Land Securities Group plc                                                              100
        50,500 Macerich Co.                                                                           577
        23,700 National Retail Properties, Inc.                                                       341
         2,400 Pennsylvania REIT                                                                        7
         1,138 Ramco-Gershenson Properties Trust                                                        6
        17,700 Realty Income Corp.                                                                    310
        22,400 Regency Centers Corp.                                                                  604
           700 Saul Centers, Inc.                                                                      18
        16,200 Simon Property Group, Inc.                                                             536
        22,300 Tanger Factory Outlet Centers, Inc.                                                    616
        34,300 Taubman Centers, Inc.                                                                  537
           979 Unibail-Rodamco                                                                        124
         1,500 Urstadt Biddle Properties, Inc. "A"                                                     18
         1,600 Weingarten Realty Investors                                                             18
        25,086 Westfield Group                                                                        171
                                                                                          ---------------
                                                                                                    5,228
                                                                                          ---------------
               REITS - SPECIALIZED (0.5%)
        11,500 Ashford Hospitality Trust, Inc.                                                         12
           800 Cogdell Spencer, Inc.                                                                    5

================================================================================
                                                 Portfolio of Investments  |  64

================================================================================
                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
         6,600 DiamondRock Hospitality Co.                                                  $          20
        19,200 Entertainment Properties Trust                                                         286
         5,900 Extra Space Storage, Inc.                                                               37
         4,600 FelCor Lodging Trust, Inc.                                                               4
        31,300 HCP, Inc.                                                                              572
           600 Health Care REIT, Inc.                                                                  18
        23,100 Healthcare Realty Trust, Inc.                                                          335
        20,200 Hospitality Properties Trust                                                           230
       102,700 Host Hotels & Resorts, Inc.                                                            380
         2,900 LaSalle Hotel Properties                                                                15
         1,600 LTC Properties, Inc.                                                                    27
         5,500 Medical Properties Trust, Inc.                                                          19
         1,600 National Health Investors, Inc.                                                         38
           600 Nationwide Health Properties, Inc.                                                      12
         5,700 OMEGA Healthcare Investors, Inc.                                                        75
           900 Plum Creek Timber Co., Inc.                                                             24
        13,100 Potlatch Corp.                                                                         298
        38,500 Public Storage                                                                       2,136
         9,300 Rayonier, Inc.                                                                         247
        28,100 Senior Housing Properties Trust                                                        355
         1,600 Sovran Self Storage, Inc.                                                               34
         2,000 Strategic Hotel Capital, Inc.                                                            2
         3,418 Sunstone Hotel Investors, Inc.                                                           8
        53,500 U-Store-It Trust                                                                       134
           800 Universal Health Realty Income Trust                                                    25
        32,700 Ventas, Inc.                                                                           705
                                                                                          ---------------
                                                                                                    6,053
                                                                                          ---------------
               Total Real Estate Equity Securities(cost: $41,245)                                  28,793
                                                                                          ---------------

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------

               BONDS (29.6%)

               CORPORATE OBLIGATIONS (14.0%)

               CONSUMER DISCRETIONARY (0.9%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
      $  1,000 Kellwood Co.                                 7.88%         7/15/2009                   655
         2,861 Kellwood Co.                                 7.63         10/15/2017                   214
                                                                                          ---------------
                                                                                                      869
                                                                                          ---------------
               BROADCASTING (0.4%)
         2,000 Cox Enterprises, Inc. (a)                    7.38          6/15/2009                 2,019
         3,350 Liberty Media Corp., LLC                     7.88          7/15/2009                 3,200
         1,000 Liberty Media Corp., LLC                     5.70          5/15/2013                   761
                                                                                          ---------------
                                                                                                    5,980
                                                                                          ---------------
               CASINOS & GAMING (0.0%)
         1,000 Harrah's Operating Co., Inc.                 5.63          6/01/2015                    65
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.1%)
         2,000 Royal Caribbean Cruises Ltd.                 7.25          6/15/2016                 1,010
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.3%)
         7,000 Stanley Works Capital Trust I                5.90         12/01/2045                 3,613
                                                                                          ---------------
               Total Consumer Discretionary                                                        11,537
                                                                                          ---------------

================================================================================
65  |  USAA Cornerstone Strategy Fund

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------

               CONSUMER STAPLES (0.2%)
               -----------------------
               DRUG RETAIL (0.2%)
      $  4,866 CVS Caremark Corp.                           6.30%         6/01/2037         $       2,994
                                                                                          ---------------

               ENERGY (0.5%)
               -------------
               OIL & GAS REFINING & MARKETING (0.0%)
           500 Ultramar Diamond Shamrock Corp.              6.75         10/15/2037                   502
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.5%)
         1,500 Enbridge Energy Partners, LP                 9.88          3/01/2019                 1,559
         2,000 Enbridge Energy Partners, LP                 8.05         10/01/2037                 1,194
         2,500 Sabine Pass LNG, LP                          7.25         11/30/2013                 1,763
         2,000 TEPPCO Partners, LP                          7.00          6/01/2067                 1,124
                                                                                          ---------------
                                                                                                    5,640
                                                                                          ---------------
               Total Energy                                                                         6,142
                                                                                          ---------------

               FINANCIALS (10.3%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
        10,000 American Capital Strategies Ltd.             6.85          8/01/2012                 3,473
                                                                                          ---------------
               CONSUMER FINANCE (0.5%)
         1,500 Ford Motor Credit Co., LLC                   7.80          6/01/2012                   813
         2,000 Ford Motor Credit Co., LLC                   7.00         10/01/2013                   986
         4,900 General Motors Acceptance Corp., LLC         6.75         12/01/2014                 2,214
         2,000 SLM Corp.                                    2.44 (f)      6/01/2009                 1,925
                                                                                          ---------------
                                                                                                    5,938
                                                                                          ---------------
               DIVERSIFIED BANKS (0.4%)
         1,000 Emigrant Bancorp, Inc. (a)                   6.25          6/15/2014                   597
           364 U.S. Central Credit Union                    2.70          9/30/2009                   357
         3,000 USB Realty Corp. (a)                         6.09                  -(g)              1,118
         1,000 Wells Fargo Capital XIII                     7.70                  -(g)                487
         1,000 Wells Fargo Capital XV                       9.75                  -(g)                701
         3,500 Wells Fargo Co.                              7.98                  -(g)              1,752
                                                                                          ---------------
                                                                                                    5,012
                                                                                          ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
         3,000 Brookfield Asset Management, Inc.            5.80          4/25/2017                 1,989
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.1%)
         2,000 First Republic Bank Corp.                    7.75          9/15/2012                 1,880
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (1.0%)
         2,000 Great-West Life & Annuity Insurance Co. (a)  7.15          5/16/2046                 1,129
         4,000 Lincoln National Corp.                       7.00          5/17/2066                 1,476
         5,000 Lincoln National Corp.                       6.05          4/20/2067                 1,902
         2,500 MetLife Capital Trust IV (a)                 7.88         12/15/2037                 1,568
         1,000 MetLife, Inc.                                6.40         12/15/2036                   540
         5,500 Prudential Financial, Inc.                   8.88          6/15/2038                 3,415
         4,250 StanCorp Financial Group, Inc.               6.90          6/01/2067                 2,039
                                                                                          ---------------
                                                                                                   12,069
                                                                                          ---------------
               MULTI-LINE INSURANCE (1.0%)
         1,000 AGFC Capital Trust I (a)                     6.00          1/15/2067                   120
         3,000 American International Group, Inc. (a)       8.18          5/15/2058                   480
        20,012 Genworth Financial, Inc.                     6.15         11/15/2066                 3,386
         5,705 Glen Meadow (a)                              6.51          2/12/2067                 1,810
         4,500 Oil Casualty Insurance Ltd. (a)              8.00          9/15/2034                 2,996
        10,000 Oil Insurance Ltd. (a)                       7.56                  -(g)              4,056
                                                                                          ---------------
                                                                                                   12,848
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |  66

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
               MULTI-SECTOR HOLDINGS (0.2%)
      $  1,000 Leucadia National Corp.                      7.00%         8/15/2013             $     862
         2,000 Leucadia National Corp.                      8.65          1/15/2027                 1,725
                                                                                          ---------------
                                                                                                    2,587
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
         3,000 AgFirst Farm Credit Bank                     6.59                  -(g)              1,768
         2,000 Bank of America Corp.                        8.13                  -(g)                731
           600 Countrywide Financial Corp.                  5.00         12/15/2009                   572
         3,000 JPMorgan Chase & Co.                         7.90                  -(g)              2,074
        11,640 Textron Financial Corp. (a)                  6.00          2/15/2067                 1,859
         5,190 ZFS Finance USA Trust IV (a)                 5.88          5/09/2032                 2,003
                                                                                          ---------------
                                                                                                    9,007
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (1.2%)
         1,530 Assured Guaranty U.S. Holdings, Inc.         7.00          6/01/2034                   521
         1,500 Fidelity National Financial, Inc.            5.25          3/15/2013                 1,126
         2,000 Fidelity National Title Group, Inc.          7.30          8/15/2011                 1,757
         3,000 Fund American Companies, Inc.                5.88          5/15/2013                 2,317
         2,070 Liberty Mutual Group, Inc.                   7.30          6/15/2014                 1,622
         3,000 Liberty Mutual Group, Inc. (a)               7.00          3/15/2037                 1,229
         5,000 MBIA Insurance Co. (a)                      14.00          1/15/2033                 1,632
         3,500 Progressive Corp.                            6.70          6/15/2037                 1,904
         1,250 Radian Group, Inc.                           7.75          6/01/2011                   641
         1,000 RLI Corp.                                    5.95          1/15/2014                 1,031
         3,000 Travelers Companies, Inc.                    6.25          3/15/2037                 1,814
                                                                                          ---------------
                                                                                                   15,594
                                                                                          ---------------
               REGIONAL BANKS (1.8%)
        10,000 CBG Florida REIT Corp. (a)                   7.11                  -(g)              1,012
         3,000 Cullen/Frost Bankers, Inc.                   5.75          2/15/2017                 2,687
         6,500 Fifth Third Capital Trust IV                 6.50          4/15/2037                 2,446
         4,000 Fulton Capital Trust I                       6.29          2/01/2036                 1,308
         8,000 Huntington Capital III                       6.65          5/15/2037                 2,143
         3,000 National City Preferred Capital Trust I     12.00                  -(g)              2,314
         4,000 PNC Preferred Funding Trust (a)              6.52                  -(g)              1,202
         3,000 Popular North America Capital Trust I        6.56          9/15/2034                 1,567
         6,500 Regions Financing Trust II                   6.63          5/15/2047                 2,034
         3,000 TCF National Bank                            5.50          2/01/2016                 1,614
         4,500 Webster Capital Trust IV                     7.65          6/15/2037                 1,832
         3,000 Zions Bancorp                                5.50         11/16/2015                 2,032
                                                                                          ---------------
                                                                                                   22,191
                                                                                          ---------------
               REITS - DIVERSIFIED (0.1%)
         2,000 Washington REIT                              5.25          1/15/2014                 1,485
                                                                                          ---------------
               REITS - INDUSTRIAL (0.2%)
         5,000 ProLogis                                     2.25          4/01/2037                 2,669
                                                                                          ---------------
               REITS - OFFICE (0.7%)
         3,000 Brandywine Operating Partnership, LP         5.70          5/01/2017                 1,499
         6,390 Duke Realty, LP                              5.95          2/15/2017                 3,955
         1,426 HRPT Properties Trust                        5.75         11/01/2015                   884
         2,715 HRPT Properties Trust                        6.25          8/15/2016                 1,751
         1,000 HRPT Properties Trust                        6.25          6/15/2017                   619
                                                                                          ---------------
                                                                                                    8,708
                                                                                          ---------------
               REITS - RESIDENTIAL (0.1%)
         1,000 BRE Properties, Inc.                         5.50          3/15/2017                   678
                                                                                          ---------------
               REITS - RETAIL (0.8%)
         4,000 Developers Diversified Realty Corp.          3.00          3/15/2012                 1,760
         5,000 Developers Diversified Realty Corp.          5.50          5/01/2015                 2,211
         1,000 New Plan Excel Realty Trust, Inc.            7.40          9/15/2009                   926
         2,000 New Plan Excel Realty Trust, Inc.            4.50          2/01/2011                 1,273
         4,000 New Plan Excel Realty Trust, Inc.            5.13          9/15/2012                 2,145

================================================================================
67  |  USAA Cornerstone Strategy Fund

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
         $ 413 New Plan Excel Realty Trust, Inc.
                     acquired 2/20/2009; cost $140(b),(d)   7.68%        11/02/2026            $      138
         1,000 Rouse Co.                                    8.00          4/30/2009                   335
         2,000 Rouse Co.                                    7.20          9/15/2012                   610
         2,000 Rouse Co., LP (a)                            6.75          5/01/2013                   610
                                                                                          ---------------
                                                                                                   10,008
                                                                                          ---------------
               REITS - SPECIALIZED (0.3%)
         4,000 Health Care Property Investors, Inc.         6.30          9/15/2016                 2,751
         1,000 Hospitality Properties Trust                 5.13          2/15/2015                   622
                                                                                          ---------------
                                                                                                    3,373
                                                                                          ---------------
               SPECIALIZED FINANCE (0.3%)
         3,750 Assured Guaranty U.S. Holdings, Inc.         6.40         12/15/2066                   560
        14,085 Financial Security Assurance Holdings
                     Ltd. (a),(d)                           6.40         12/15/2066                 2,887
         3,000 Syncora Holdings Ltd.                        6.88                  -(g)                 30
         4,000 XL Capital Ltd.                              6.50                  -(g)                881
                                                                                          ---------------
               Total Specialized Finance                                                            4,358
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.4%)
         2,185 Sovereign Bank                               3.59 (f)      6/20/2013                 1,762
         1,050 Sovereign Bank                               2.88 (f)      8/01/2013                   784
         3,000 Sovereign Bank                               3.75          4/01/2014                 2,418
         2,500 Washington Mutual Preferred Funding Trust
                     I (a),(h)                              6.53                  -(g)                  2
         2,000 Washington Mutual Preferred Funding Trust
                     IV (a),(h)                             9.75                  -(g)                  1
                                                                                          ---------------
                                                                                                    4,967
                                                                                          ---------------
               Total Financials                                                                   128,834
                                                                                          ---------------

               INDUSTRIALS (0.3%)
               ------------------
               AIRLINES (0.1%)
         1,536 America West Airlines, Inc. Pass-Through
                     Trust (INS)                            7.93          1/02/2019                 1,143
                                                                                          ---------------
               BUILDING PRODUCTS (0.2%)
         3,500 USG Corp.                                    6.30         11/15/2016                 2,082
                                                                                          ---------------
               Total Industrials                                                                    3,225
                                                                                          ---------------

               UTILITIES (1.8%)
               ----------------
               ELECTRIC UTILITIES (1.0%)
         2,538 Cedar Brakes II, LLC (a)                     9.88          9/01/2013                 2,614
         2,000 FPL Group Capital, Inc.                      6.35         10/01/2066                 1,482
         1,255 Oglethorpe Power Corp.                       6.97          6/30/2011                 1,285
           994 Power Contract Financing, LLC (a)            6.26          2/01/2010                   966
         3,000 PPL Capital Funding, Inc.                    6.70          3/30/2067                 1,802
         1,000 Sierra Pacific Power Co.                     6.25          4/15/2012                 1,012
         1,000 SPI Electricity Property Ltd. (INS)          7.25         12/01/2016                 1,008
           990 Texas Competitive Electric Holding Co.,
                     LLC (i)                                4.16         10/10/2014                   616
           990 Texas Competitive Electric Holding Co.,
                     LLC (i)                                8.62         10/10/2014                   617
         1,000 West Penn Power Co.                          6.63          4/15/2012                   991
                                                                                          ---------------
                                                                                                   12,393
                                                                                          ---------------
               GAS UTILITIES (0.1%)
         4,000 Southern Union Co.                           7.20 (f)     11/01/2066                 2,020
                                                                                          ---------------
               MULTI-UTILITIES (0.7%)
         4,000 Black Hills Corp.                            6.50          5/15/2013                 3,661
         2,000 Integrys Energy Group                        6.11         12/01/2066                 1,061
            11 PNM Resources, Inc.                          9.25          5/15/2015                    10
         2,500 Puget Sound Energy, Inc.                     6.97          6/01/2067                 1,463

================================================================================
                                                 Portfolio of Investments  |  68

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
      $  3,500 Wisconsin Energy Corp.                       6.25%         5/15/2067            $    2,138
                                                                                          ---------------
                                                                                                    8,333
                                                                                          ---------------
               Total Utilities                                                                     22,746
                                                                                          ---------------
               Total Corporate Obligations (cost: $270,245)                                       175,478
                                                                                          ---------------

               EURODOLLAR AND YANKEE OBLIGATIONS (3.2%)

               ENERGY (0.3%)
               -------------
               INTEGRATED OIL & GAS (0.2%)
           467 PEMEX Finance Ltd.                           8.88         11/15/2010                   479
           800 PEMEX Finance Ltd.                           9.03          2/15/2011                   808
         3,000 Trans-Canada Pipelines Ltd.                  6.35          5/15/2067                 1,818
                                                                                          ---------------
                                                                                                    3,105
                                                                                          ---------------
               OIL & GAS DRILLING (0.1%)
           972 Delek & Avner-Yam Tethys Ltd. (a)            5.33          8/01/2013                   910
                                                                                          ---------------
               Total Energy                                                                         4,015
                                                                                          ---------------

               FINANCIALS (2.6%)
               -----------------
               DIVERSIFIED BANKS (1.1%)
         2,000 ANZ Capital Trust I (a)                      4.48                  -(g)              1,621
         3,000 Barclays Bank plc (a)                        5.93                  -(g)                806
         4,125 BayernLB Capital Trust I                     6.20                  -(g)                495
         3,000 BBVA International Preferred S.A.
                     Unipersonal (a)                        5.92                  -(g)                985
         3,000 BOI Capital Funding Number 3, LP (a)         6.11                  -(g)                358
         2,500 Landsbanki Islands hf (a),(h)                7.43                  -(g)                  1
         2,500 Lloyds TSB Group plc (a)                     6.27                  -(g)                495
         2,500 Mizuho Capital Investment 1 Ltd. (a)         6.69                  -(g)              1,428
         2,000 National Capital Trust II (a)                5.49                  -(g)                932
         3,500 Natixis                                     10.00                  -(g)              1,352
         2,000 Nordea Bank AB (a)                           5.42                  -(g)                855
         3,000 Royal Bank of Scotland Group plc             7.64                  -(g)                390
         2,000 Skandinaviska Enskilda Banken AB (a)         5.47                  -(g)                801
         3,000 Societe Generale (a)                         5.92                  -(g)              1,289
         2,500 Standard Chartered plc (a)                   6.41                  -(g)                792
         1,500 Sumitomo Mitsui Financial Group (a)          6.08                  -(g)                905
                                                                                          ---------------
                                                                                                   13,505
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.1%)
         4,950 AXA S.A. (a)                                 6.46                  -(g)              1,862
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.1%)
         3,000 ING Capital Funding Trust III                8.44                  -(g)                752
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
         3,000 ZFS Finance USA Trust II (a)                 6.45         12/15/2065                 1,222
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.3%)
         2,500 Allied World Assurance Holdings Ltd.         7.50          8/01/2016                 1,768
         2,500 Catlin Insurance Co. Ltd. (a)                7.25                  -(g)                658
         1,145 Mantis Reef Ltd. II (a)                      4.80         11/03/2009                 1,144
                                                                                          ---------------
                                                                                                    3,570
                                                                                          ---------------
               REGIONAL BANKS (0.1%)
         3,000 Credit Agricole S.A. (a)                     6.64                  -(g)              1,034
         3,000 Glitnir Banki hf (a),(h)                     7.45                  -(g)                  2
                                                                                          ---------------
                                                                                                    1,036
                                                                                          ---------------
               REINSURANCE (0.7%)
         2,000 Endurance Specialty Holdings Ltd.            6.15         10/15/2015                 1,544
         2,000 Max USA Holdings Ltd. (a)                    7.20          4/14/2017                 1,356
         4,000 Montpelier Re Holdings Ltd.                  6.13          8/15/2013                 3,027

================================================================================
69  |  USAA Cornerstone Strategy Fund

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
      $  4,000 Platinum Underwriters Finance, Inc.          7.50%         6/01/2017            $    2,756
                                                                                          ---------------
                                                                                                    8,683
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
         2,500 QBE Capital Funding II, LP (a)               6.80                  -(g)              1,365
                                                                                          ---------------
               Total Financials                                                                    31,995
                                                                                          ---------------

               MATERIALS (0.3%)
               ----------------
               DIVERSIFIED METALS & MINING (0.3%)
         2,500 Glencore Finance S.A.                        8.00                  -(g)              1,000
         6,200 Glencore Funding, LLC (a)                    6.00          4/15/2014                 3,026
                                                                                          ---------------
                                                                                                    4,026
                                                                                          ---------------
               Total Materials                                                                      4,026
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations (cost: $86,622)                             40,036
                                                                                          ---------------

               ASSET-BACKED SECURITIES (5.1%)

               FINANCIALS (5.1%)
               -----------------
               ASSET-BACKED FINANCING (5.1%)
           855 Aerco Ltd. (a)                               0.98 (f)      7/15/2025                   859
         4,000 AESOP Funding II, LLC (a)                    0.69 (f)      3/20/2012                 2,799
           564 Airport Airplanes                            0.71 (f)      3/15/2019                   423
           500 American Express Credit Account Master
                     Trust (a)                              0.93 (f)      3/15/2012                   448
         2,500 American Express Credit Account Master
                     Trust (a)                              0.81 (f)      9/15/2016                   697
         2,358 AmeriCredit Automobile Receivables Trust     2.20 (f)      1/12/2012                 2,237
         2,000 AmeriCredit Automobile Receivables Trust     6.96 (f)     10/14/2014                 1,652
         4,000 ARG Funding Corp. (a)                        4.29          4/20/2011                 3,184
         3,000 Banc of America Mortgage Securities,
                     Inc.                                   4.14 (f)      7/25/2034                 2,933
         1,500 Banc of America Securities Auto Trust        5.51          2/19/2013                 1,256
         1,500 Bank of America Credit Card Trust            0.75 (f)      6/15/2014                   714
         2,000 Bank One Issuance Trust                      4.77          2/16/2016                 1,082
         1,498 Capital One Auto Finance Trust (INS)         4.71          6/15/2012                 1,336
         2,000 Capital One Auto Finance Trust               0.49 (f)      5/15/2013                 1,441
         3,500 Capital One Multi-Asset Execution Trust      6.00          8/15/2013                 2,419
         1,500 Capital One Multi-Asset Execution Trust      5.05         12/17/2018                 1,319
         1,050 Citibank Credit Card Issuance Trust          6.95          2/18/2014                   758
         2,550 Citibank Credit Card Issuance Trust          6.30          6/20/2014                 1,718
           241 CPS Auto Receivables Trust (a)               5.27         10/15/2010                   239
         3,000 CPS Auto Receivables Trust (INS)             6.48          7/15/2013                 2,668
         2,061 Credit Acceptance Auto Dealer Loan Trust     6.16          4/15/2013                 1,968
         2,500 GE Capital Credit Card Master Note Trust     0.57 (f)      9/15/2012                 2,218
         6,516 GE Capital Credit Card Master Note Trust     0.73 (f)      3/15/2013                 4,088
         3,000 GE Dealer Floorplan Master Note Trust        0.48 (f)     10/20/2011                 2,720
         1,000 Hertz Vehicle Financing, LLC (a)             5.01          2/25/2011                   911
         2,000 Hertz Vehicle Financing, LLC (a)             5.08         11/25/2011                 1,535
         2,000 HSBC Automotive Trust                        4.94         11/19/2012                 1,924
         3,000 HSBC Private Label Credit Card Master
                     Note Trust                             0.48 (f)     12/16/2013                 2,846
         2,000 Huntington Auto Trust (a)                    4.81          4/16/2012                 1,954
         1,475 MBNA Master Credit Card Note Trust           6.80          7/15/2014                   873
         3,000 Rental Car Finance Corp. (a)                 0.61 (f)      7/25/2013                 2,438
         1,970 SLM Student Loan Trust                       1.71 (f)     10/25/2038                 1,285
           212 Triad Automobile Receivables Owners
                     Trust                                  4.77          1/12/2011                   211
           380 Triad Automobile Receivables Owners
                     Trust                                  5.26         11/14/2011                   370
         3,000 Triad Automobile Receivables Owners
                     Trust                                  5.43          7/14/2014                 2,383
         1,789 Trinity Rail Leasing, LP (a)                 5.90          5/14/2036                 1,154
           627 UPFC Auto Receivables Trust                  5.75          9/15/2010                   618
         1,849 USXL Funding, LLC (INS)(a)                   5.38 (f)      4/15/2014                 1,651
         2,250 WFS Financial Owner Trust                    4.57         11/19/2012                 2,237

================================================================================
                                                 Portfolio of Investments  |  70

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
      $  1,500 WFS Financial Owner Trust                    4.76%         5/17/2013            $    1,003
                                                                                          ---------------
                                                                                                   64,569
                                                                                          ---------------
               Total Financials                                                                    64,569
                                                                                          ---------------
               Total Asset-Backed Securities (cost: $74,695)                                       64,569
                                                                                          ---------------

               COMMERCIAL MORTGAGE SECURITIES (6.6%)

               FINANCIALS (6.6%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (6.6%)
         1,793 Banc of America Commercial Mortgage,
                     Inc.                                   7.20          9/15/2032                 1,735
         2,000 Banc of America Commercial Mortgage,
                     Inc.                                   4.77          7/10/2043                   983
         3,000 Banc of America Commercial Mortgage,
                     Inc.                                   5.77 (f)      5/10/2045                 1,305
           821 Bear Stearns Commercial Mortgage
                     Securities, Inc.                       4.00          3/13/2040                   771
         3,000 Chase Commercial Mortgage Securities
                     Corp.                                  6.39         11/18/2030                 2,990
         5,000 Chase Commercial Mortgage Securities
                     Corp.                                  7.63          7/15/2032                 4,815
         4,424 Chase Commercial Mortgage Securities
                     Corp.                                  7.32         10/15/2032                 4,279
         1,000 Citigroup Commercial Mortgage Trust          5.23 (f)      7/15/2044                   218
         1,000 Commercial Mortgage Asset Trust              6.98          1/17/2032                 1,011
         6,000 Commercial Mortgage Loan Trust               6.02 (f)     12/10/2049                 2,195
         5,000 Commercial Mortgage Trust                    4.58         10/15/2037                 4,564
         2,000 Commercial Mortgage Trust (a)                5.15          5/10/2043                 1,933
         2,000 Credit Suisse First Boston Mortgage
                     Securities Corp. (a)                   6.65         12/18/2035                 1,844
         2,500 Credit Suisse First Boston Mortgage
                     Securities Corp.                       5.10          8/15/2038                 1,227
         5,123 Credit Suisse First Boston Mortgage
                     Securities Corp.                       7.55          4/15/2062                 4,963
         1,544 DLJ Commercial Mortgage Corp.                7.30          6/10/2032                 1,535
         4,334 First Union National Bank Commercial
                     Mortgage Trust                         7.39         12/15/2031                 4,227
         1,000 GE Capital Commercial Mortgage Corp.         6.07          6/10/2038                   912
         1,500 GMAC Commercial Mortgage Securities,
                     Inc.                                   4.75          5/10/2043                   841
         1,444 Government Lease Trust (a)                   6.48          5/18/2011                 1,503
           603 Greenwich Capital Commercial Funding
                     Corp.                                  4.02          1/05/2036                   572
         1,000 GS Mortgage Securities Corp. II (a)          6.45          8/05/2018                 1,011
         2,000 J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       4.99          9/12/2037                   990
         2,000 J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.49 (f)      4/15/2043                 1,636
         3,000 J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.81          6/12/2043                  ,898
         1,625 LB-UBS Commercial Mortgage Trust             4.56          9/15/2026                 1,582
         4,000 LB-UBS Commercial Mortgage Trust             5.87 (f)      6/15/2032                 3,450
         2,032 Merrill Lynch Mortgage Investors, Inc.       7.56         11/15/2031                 1,998
         1,000 Merrill Lynch Mortgage Trust                 5.38 (f)      1/12/2044                   218
         4,000 Morgan Stanley Capital I, Inc.               5.80 (f)      8/12/2041                 3,276
         5,000 Mortgage Capital Funding, Inc.               7.09 (f)      6/18/2030                 4,909
         2,000 Prudential Mortgage Capital Funding, LLC     6.76          5/10/2034                 1,841
         5,000 Wachovia Bank Commercial Mortgage Trust      5.00          7/15/2041                 4,781
         5,500 Wachovia Bank Commercial Mortgage Trust      4.66          4/15/2042                 5,110
         3,000 Wachovia Bank Commercial Mortgage Trust      4.61          5/15/2044                 2,676
         4,000 Wachovia Bank Commercial Mortgage Trust      5.50         10/15/2048                 3,267
                                                                                          ---------------
                                                                                                   83,066
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
         9,250 Bear Stearns Commercial Mortgage
                     Securities, Inc., acquired
                     6/17/2004; cost $538(a),(b)            2.06 (f)      5/14/2016                    39
                                                                                          ---------------
               Total Financials                                                                    83,105
                                                                                          ---------------
               Total Commercial Mortgage Securities (cost: $92,439)                                83,105
                                                                                          ---------------

================================================================================
71  |  USAA Cornerstone Strategy Fund

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY ISSUES (0.2%)(j)

               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
      $  7,106 Government National Mortgage Assn.           1.75% (f)     7/16/2010             $     110
                                                                                          ---------------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.2%)
            73 Fannie Mae (+)                               5.50          6/01/2037                    74
           305 Fannie Mae (+)                               6.50         10/01/2016                   321
           238 Fannie Mae (+)                               7.00          2/01/2030                   255
           151 Fannie Mae (+)                               7.00          8/01/2030                   161
            96 Government National Mortgage Assn. I         6.50          5/15/2023                   100
           234 Government National Mortgage Assn. I         6.50          8/15/2023                   245
            67 Government National Mortgage Assn. I         6.50          4/15/2024                    70
           324 Government National Mortgage Assn. I         6.50          1/15/2032                   340
            26 Government National Mortgage Assn. I         7.50          3/15/2017                    28
            38 Government National Mortgage Assn. I         7.50          3/15/2017                    40
             9 Government National Mortgage Assn. I         8.00          6/15/2016                     9
             5 Government National Mortgage Assn. I         8.00          9/15/2016                     5
            16 Government National Mortgage Assn. I         8.00         11/15/2016                    18
            24 Government National Mortgage Assn. I         8.00         12/15/2016                    26
            29 Government National Mortgage Assn. I         8.00          3/15/2017                    31
             6 Government National Mortgage Assn. I         8.50          6/15/2016                     7
             5 Government National Mortgage Assn. I         8.50          6/15/2016                     6
            11 Government National Mortgage Assn. I         8.50          7/15/2016                    12
             2 Government National Mortgage Assn. I         8.50          9/15/2016                     2
            17 Government National Mortgage Assn. I         8.50         12/15/2016                    19
            10 Government National Mortgage Assn. I         8.50         12/15/2016                    11
             1 Government National Mortgage Assn. I         8.50          1/15/2017                     2
            15 Government National Mortgage Assn. I         8.50          1/15/2017                    17
             8 Government National Mortgage Assn. I         8.50          2/15/2017                     9
             2 Government National Mortgage Assn. I         9.00          6/15/2016                     2
             2 Government National Mortgage Assn. I         9.00          7/15/2016                     2
             1 Government National Mortgage Assn. I         9.00          8/15/2016                     1
             2 Government National Mortgage Assn. I         9.00          9/15/2016                     2
             2 Government National Mortgage Assn. I         9.00         10/15/2016                     2
             1 Government National Mortgage Assn. I         9.50          6/15/2009                     1
             1 Government National Mortgage Assn. I         9.50          9/15/2009                     1
            13 Government National Mortgage Assn. I         9.50          9/15/2016                    14
             2 Government National Mortgage Assn. I         9.50         11/15/2016                     3
             3 Government National Mortgage Assn. I         9.50         11/15/2016                     3
            15 Government National Mortgage Assn. I         9.50         11/15/2016                    16
            28 Government National Mortgage Assn. I         9.50          4/15/2017                    30
             1 Government National Mortgage Assn. I        10.00         11/15/2009                     1
             2 Government National Mortgage Assn. I        10.00         11/15/2009                     2
             1 Government National Mortgage Assn. I        10.00         12/15/2009                     1
           253 Government National Mortgage Assn. II        7.50          6/20/2030                   271
            60 Government National Mortgage Assn. II        7.50          4/20/2031                    65
           223 Government National Mortgage Assn. II        8.00          8/20/2030                   241
                                                                                          ---------------
                                                                                                    2,466
                                                                                          ---------------
               Total U.S. Government Agency Issues (cost: $2,435)                                   2,576
                                                                                          ---------------

               MUNICIPAL BONDS (0.5%)

               CASINOS & GAMING (0.3%)
         2,000 Mashantucket (Western) Pequot Tribe (a)      5.91          9/01/2021                 1,026

================================================================================
                                                 Portfolio of Investments  |  72

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------
       $ 2,970 Seneca Nation of Indians Capital
                     Improvements Auth.                     6.75%        12/01/2013            $    2,782
                                                                                          ---------------
                                                                                                    3,808
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
           569 California Maritime Infrastructure Auth.     6.63         11/01/2009                   570
                                                                                          ---------------
               SPECIAL ASSESSMENT/TAX/FEE (0.1%)
         1,870 Erie County Tobacco Asset Securitization
                     Corp.                                  6.00          6/01/2028                 1,290
                                                                                          ---------------
               Total Municipal Bonds (cost: $7,359)                                                 5,668
                                                                                          ---------------
               Total Bonds
               (cost: $533,795)                                                                   371,432
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (2.2%)

               COMMERCIAL PAPER (0.3%)

               MATERIALS (0.3%)
               ----------------
               PAPER PACKAGING (0.3%)
         3,804 Sonoco Products Co.                          0.85          3/02/2009                 3,804
                                                                                          ---------------


                                                                                                   MARKET
 NUMBER OF                                                                                          VALUE
 SHARES        SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (1.8%)
    23,545,000 State Street Institutional Liquid Reserve Fund, 0.73% (k)                           23,545
                                                                                          ---------------


 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
---------------------------------------------------------------------------------------------------------

               U.S. TREASURY BILLS (0.1%)
         $ 800 1.07%, 6/11/2009(l),(m)                                                                799
                                                                                          ---------------
               Total Money Market
               Instruments
               (cost: $28,148)                                                                     28,148
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $1,726,031)                                     $       1,244,815
                                                                                          ===============


================================================================================
73  |  USAA Cornerstone Strategy Fund

================================================================================


NOTES TO PORTFOLIO
OF INVESTMENTS

February 28, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================
                                        Notes to portfolio of Investments  |  74

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

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75  |  USAA Cornerstone Strategy Fund

================================================================================

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of February 28, 2009:

                                                                            Other Financial
Valuation Inputs                                 Investments in Securities    Instruments*
-------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                              $  806,553,000             $(311,000)
Level 2 - Other Significant Observable Inputs           438,103,000                      -
Level 3 - Significant Unobservable Inputs                   159,000                      -
-------------------------------------------------------------------------------------------
Total                                                $1,244,815,000             $(311,000)
-------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                      Investments in Securities
-------------------------------------------------------------------------------
Balance as of May 31, 2008                                            $       -
Net realized gain (loss)                                                      -
Change in net unrealized appreciation (depreciation)                   (19,000)
Net purchases (sales)                                                   178,000
Transfers in and/or out of Level 3                                            -
-------------------------------------------------------------------------------
Balance as of February 28, 2009                                       $ 159,000
-------------------------------------------------------------------------------

C. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin

================================================================================
                                        Notes to Portfolio of Investments  |  76

================================================================================

deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

D. OPTION TRANSACTIONS - The Fund may write (sell) and purchase options on securities or securities indexes. The Fund employs an index option strategy which involves holding a combination of call and put options designed to limit market risk.

Writing put options tends to increase the Fund's participation in downward movements of the underlying security or index. Writing call options tends to decrease the Fund's participation in upward movements of the underlying security or index. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expired worthless are treated by the Fund on the expiration date as realized gains from investments. If a written call index option or a written put index option is bought back prior to the index option expiration or cash settled upon expiration, the difference between premium received and payment to buy back the option or payment made for settlement upon expiration determines whether the Fund has realized a gain or loss. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security or index underlying the written option. A written put index option has defined risk, which is the difference between the agreed-upon price that the Fund must pay to the buyer upon expiration of the put, and the index value, which could be zero, at the time of expiration.

Purchasing call options tends to increase the Fund's participation in upward movements of the underlying security or index. Purchasing put options tends to decrease the Fund's participation in downward movements of the underlying security or index. The Fund pays a premium which is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expired worthless are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. If a call index option or put index option is closed prior to the option expiration or cash settled upon expiration, the difference between the premium paid and the proceeds received from the sale or upon settlement at option expiration determines whether the Fund has realized a gain or loss. The Fund did not invest in any options as of February 28, 2009.

E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of

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77  |  USAA Cornerstone Strategy Fund

================================================================================

the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of February 28, 2009, the Fund did not invest in any repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund has no delayed-delivery or when-issued commitments as of February 28, 2009.

G. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of February 28, 2009, the Fund loaned a security having a fair market value of less than $500.

H. As of February 28, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2009, were $22,393,000 and $503,609,000, respectively, resulting in net unrealized depreciation of $481,216,000.

I. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,256,650,000 at February 28, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 25.8% of net assets at February 28, 2009.

CATEGORIES AND DEFINITIONS

HEDGE FUNDS - private investment funds open to a limited range of investors and exempt from certain regulations. Deutsche iGAP Investment Trust, managed by Deutsche Bank Trust Company Americas, invests primarily in a diversified portfolio of short-term money market investments, and long and short positions in exchange-traded equity index and government bond index futures, currency forward contracts, and other derivative instruments.

================================================================================
                                        Notes to Portfolio of Investments  |  78

================================================================================


EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

RIGHTS - enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR            American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
               U.S. dollars.
iShares        iShares - exchange-traded funds, managed by Barclays Global Fund
               Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT           Real estate investment trust
SPDR           Standard & Poor's depositary receipt, or "Spider," is an
               exchange-traded fund based on either the S&P 500 Index or the S&P
               MidCap 400 Index, and is traded on the American Stock
               Exchange(AMEX).

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., or Financial Security Assurance Holdings Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

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79  |  USAA Cornerstone Strategy Fund

================================================================================

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2009, was $42,866,000, which represented 3.4% of the Fund's net assets.
(c) The security or a portion thereof was out on loan as of February 28, 2009.
(d) Security was fair valued at February 28, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(e) Security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2009, as shown in the following table:


                                                                                                                  UNREALIZED
                                                                                               VALUE AT         APPRECIATION/
          TYPE OF FUTURE                 EXPIRATION    CONTRACTS   POSITION   TRADE DATE   FEBRUARY 28, 2009   (DEPRECIATION)
        ---------------------------------------------------------------------------------------------------------------------
        SPI 200 Index Futures            March 2009        7         Long     $  378,000      $  371,000          $  (7,000)
        DJ Euro Stoxx 50 Index Futures   March 2009       52         Long      1,421,000       1,302,000           (119,000)
        FTSE 100 Index Futures           March 2009       13         Long        811,000         709,000           (102,000)
        Hang Seng Index  Futures         March 2009        6         Long        499,000         491,000             (8,000)
        Nikkei 225 Index  Futures        March 2009       24         Long        961,000         886,000            (75,000)
                                                                                                                   ---------
                                                                                                                  $(311,000)

(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2009.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
(i) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2009. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. Security is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(j) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs), indicated with "+" are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

================================================================================
                                        Notes to Portfolio of Investments  |  80

================================================================================

(k) Rate represents the money market fund annualized seven-day yield at February 28, 2009.
(l) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(m) Security with a value of $799,000 is segregated as collateral for initial margin requirements on open futures contracts.
 *      Non-income-producing security.

================================================================================
81  |  USAA Cornerstone Strategy Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    04/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/27/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.